UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Developed Markets Index Fund Investor Shares - VDVIX

Developed Markets Index Fund FTSE Developed Markets ETF Shares - VEA

Developed Markets Index Fund Admiral™ Shares - VTMGX

Developed Markets Index Fund Institutional Shares - VTMNX

Developed Markets Index Fund Institutional Plus Shares - VDIPX

Vanguard Developed Markets Index Fund

Investor Shares (VDVIX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$8	0.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Europe	53.3%
Asia	29.1%
North America	9.5%
Oceania	6.9%
Other Assets and Liabilities—Net	1.2%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$191,207
Number of Portfolio Holdings	3,994
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1397

Vanguard Developed Markets Index Fund

FTSE Developed Markets ETF Shares (VEA) NYSEArca

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Developed Markets ETF Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Europe	53.3%
Asia	29.1%
North America	9.5%
Oceania	6.9%
Other Assets and Liabilities—Net	1.2%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$191,207
Number of Portfolio Holdings	3,994
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR936

Vanguard Developed Markets Index Fund

Admiral™ Shares (VTMGX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Europe	53.3%
Asia	29.1%
North America	9.5%
Oceania	6.9%
Other Assets and Liabilities—Net	1.2%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$191,207
Number of Portfolio Holdings	3,994
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR127

Vanguard Developed Markets Index Fund

Institutional Shares (VTMNX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Europe	53.3%
Asia	29.1%
North America	9.5%
Oceania	6.9%
Other Assets and Liabilities—Net	1.2%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$191,207
Number of Portfolio Holdings	3,994
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR137

Vanguard Developed Markets Index Fund

Institutional Plus Shares (VDIPX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Developed Markets Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

Europe	53.3%
Asia	29.1%
North America	9.5%
Oceania	6.9%
Other Assets and Liabilities—Net	1.2%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$191,207
Number of Portfolio Holdings	3,994
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1457

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Developed Markets Index Fund

Contents
Financial Statements	1

Developed Markets Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Australia (6.7%)
	BHP Group Ltd.	42,416,169	1,212,337
	Commonwealth Bank of Australia	14,110,137	1,195,288
	CSL Ltd.	4,061,335	796,416
	National Australia Bank Ltd.	26,190,968	631,601
	Westpac Banking Corp.	29,285,745	530,281
	ANZ Group Holdings Ltd.	25,292,651	475,191
	Macquarie Group Ltd.	3,054,930	415,688
	Wesfarmers Ltd.	9,523,372	412,376
	Goodman Group	15,691,332	361,997
	Woodside Energy Group Ltd.	15,909,623	299,594
	Rio Tinto Ltd.	3,118,862	247,051
	Woolworths Group Ltd.	10,273,282	230,655
	Transurban Group	26,010,909	214,527
	Fortescue Ltd.	13,385,401	190,561
	Aristocrat Leisure Ltd.	5,363,791	177,625
	QBE Insurance Group Ltd.	12,620,592	145,687
	Santos Ltd.	27,305,072	138,530
	Coles Group Ltd.	10,931,747	123,841
	Suncorp Group Ltd.	10,683,638	123,546
	Amcor plc GDR	12,147,651	120,285
	Cochlear Ltd.	538,241	118,811
*	Xero Ltd.	1,269,179	114,780
*	James Hardie Industries plc GDR	3,655,135	114,397
	Brambles Ltd.	11,715,503	113,054
	Origin Energy Ltd.	14,466,448	104,664
	Insurance Australia Group Ltd.	20,132,116	95,437
	South32 Ltd.	38,323,053	92,975
	Scentre Group	43,724,000	90,627
	WiseTech Global Ltd.	1,361,122	90,486
	Computershare Ltd. (XASX)	4,987,427	87,229
	Telstra Group Ltd.	34,042,365	82,186
	Northern Star Resources Ltd.	9,461,594	82,165
	CAR Group Ltd.	3,082,161	72,160
	Sonic Healthcare Ltd.	4,030,557	70,388
	ASX Ltd.	1,629,186	65,006
*	NEXTDC Ltd.	5,557,543	64,884
	Lottery Corp. Ltd.	18,684,827	62,976
	APA Group	10,796,179	57,387
	Medibank Pvt Ltd.	23,137,429	57,342
	Treasury Wine Estates Ltd.	6,818,086	56,415
	Stockland	20,103,363	55,682
	REA Group Ltd.	423,114	55,248
	Mineral Resources Ltd.	1,450,307	51,886
	BlueScope Steel Ltd.	3,716,792	50,454
	Pilbara Minerals Ltd.	24,259,811	49,364
	Orica Ltd.	4,074,031	48,383
	Ramsay Health Care Ltd.	1,476,906	46,629
	Altium Ltd.	991,537	44,830
	Washington H Soul Pattinson & Co. Ltd.	2,045,302	44,622
	GPT Group	16,143,195	43,041
	Ampol Ltd.	1,993,776	42,883
	SEEK Ltd.	2,943,225	41,775
	Mirvac Group	33,144,212	41,237
	Endeavour Group Ltd.	12,233,591	41,023
	Pro Medicus Ltd.	427,374	40,589
	Worley Ltd.	4,007,350	39,906
	Vicinity Ltd.	31,750,457	39,040
	Dexus	9,028,865	38,950
	Steadfast Group Ltd.	9,226,158	37,865
[1]	Seven Group Holdings Ltd.	1,510,948	37,747

Developed Markets Index Fund
		Shares	Market Value• ($000)
	ALS Ltd.	4,050,251	37,722
	JB Hi-Fi Ltd.	917,709	37,288
	Evolution Mining Ltd.	15,710,917	36,738
	Bendigo & Adelaide Bank Ltd.	4,776,443	36,475
	AGL Energy Ltd.	5,025,518	36,211
	Aurizon Holdings Ltd.	14,800,703	35,954
	Qube Holdings Ltd.	14,737,549	35,793
	Cleanaway Waste Management Ltd.	18,685,977	34,484
	Atlas Arteria Ltd.	9,534,586	32,410
	Incitec Pivot Ltd.	16,316,530	31,475
*	Lynas Rare Earths Ltd.	7,820,408	30,809
	Whitehaven Coal Ltd.	5,874,760	29,893
	Reece Ltd.	1,787,226	29,847
*	Telix Pharmaceuticals Ltd.	2,400,878	29,773
	Charter Hall Group	3,978,906	29,587
	Technology One Ltd.	2,348,565	28,956
*	Qantas Airways Ltd.	6,923,747	26,945
*	Alumina Ltd.	21,201,523	23,732
	IDP Education Ltd.	2,325,729	23,405
[1]	Flight Centre Travel Group Ltd.	1,710,099	22,963
*	Sandfire Resources Ltd.	3,791,458	22,021
	Breville Group Ltd.	1,200,047	21,572
	Bank of Queensland Ltd.	5,578,703	21,548
	Ansell Ltd.	1,209,420	21,341
	Metcash Ltd.	9,061,304	21,323
	Lendlease Corp. Ltd.	5,769,188	20,749
*	Paladin Energy Ltd.	2,455,918	20,274
	nib holdings Ltd.	4,072,516	19,852
	Reliance Worldwide Corp. Ltd.	6,607,035	19,753
	IGO Ltd.	5,245,434	19,635
[2]	Viva Energy Group Ltd.	9,373,325	19,607
*	Webjet Ltd.	3,176,448	18,930
	Perseus Mining Ltd.	11,513,527	18,078
	National Storage REIT	11,533,256	17,679
	Challenger Ltd.	3,766,060	17,551
	Downer EDI Ltd.	5,600,862	17,179
*,2	Life360 Inc. GDR	1,577,929	17,129
	Ventia Services Group Pty. Ltd.	6,682,531	17,002
	AMP Ltd.	23,177,382	16,831
	Champion Iron Ltd.	3,893,815	16,506
	AUB Group Ltd.	771,418	16,224
	ARB Corp. Ltd.	637,793	15,891
	Iluka Resources Ltd.	3,591,216	15,596
	Orora Ltd.	11,355,269	14,842
	HUB24 Ltd.	477,023	14,721
	Beach Energy Ltd.	14,868,541	14,701
	Premier Investments Ltd.	685,564	14,181
	Region RE Ltd.	10,124,569	14,132
	New Hope Corp. Ltd.	4,290,795	13,897
	Harvey Norman Holdings Ltd.	4,982,712	13,794
	Perpetual Ltd.	938,225	13,269
*	Neuren Pharmaceuticals Ltd.	920,229	12,992
	Domino's Pizza Enterprises Ltd.	538,331	12,845
	Super Retail Group Ltd.	1,358,697	12,519
	Ramelius Resources Ltd.	9,606,834	12,340
	Charter Hall Long Wale REIT	5,671,970	12,283
*	Red 5 Ltd.	50,388,664	12,069
[1]	Yancoal Australia Ltd.	2,742,705	12,057
*	Bellevue Gold Ltd.	9,700,421	11,545
	Sigma Healthcare Ltd.	13,340,931	11,319
	HomeCo Daily Needs REIT	14,507,460	11,175
	Eagers Automotive Ltd.	1,604,250	11,174
	GrainCorp Ltd. Class A	1,880,541	11,088
*	De Grey Mining Ltd.	14,484,122	10,989
	Nine Entertainment Co. Holdings Ltd.	11,788,928	10,966
*	Genesis Minerals Ltd.	9,190,004	10,788
	BWP Trust	4,579,432	10,541
*	Emerald Resources NL	4,457,770	10,475
	Gold Road Resources Ltd.	9,133,466	10,383
	Netwealth Group Ltd.	703,421	10,351

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	PEXA Group Ltd.	1,114,951	10,211
	GQG Partners Inc. GDR	5,355,256	10,099
	Lovisa Holdings Ltd.	459,186	9,976
	Nufarm Ltd.	3,234,839	9,865
	Ingenia Communities Group	3,087,788	9,811
	HMC Capital Ltd.	2,037,191	9,725
	Bapcor Ltd.	2,826,304	9,645
	Deterra Royalties Ltd.	3,548,014	9,415
	TPG Telecom Ltd.	3,079,347	9,369
*	Megaport Ltd.	1,257,978	9,350
*	Boss Energy Ltd.	3,397,491	9,322
*	West African Resources Ltd.	8,618,985	9,246
	Charter Hall Retail REIT	4,205,249	9,077
	Sims Ltd.	1,326,684	9,074
	Centuria Industrial REIT	4,461,678	8,929
	Tabcorp Holdings Ltd.	18,860,396	8,751
	Brickworks Ltd.	497,370	8,666
	Insignia Financial Ltd.	5,590,267	8,496
*	PolyNovo Ltd.	5,169,420	8,379
*	Zip Co. Ltd.	8,633,289	8,330
	Corporate Travel Management Ltd.	944,796	8,315
*	IRESS Ltd.	1,541,393	8,225
*	Capricorn Metals Ltd.	2,567,678	8,170
	Amotiv Ltd.	1,168,639	8,149
	Codan Ltd.	1,013,469	8,126
*	Karoon Energy Ltd.	6,679,640	8,082
	Waypoint REIT Ltd.	5,550,925	8,020
	Arena REIT	3,079,542	7,928
	IPH Ltd.	1,881,499	7,840
*,1	Liontown Resources Ltd.	13,041,927	7,830
	Lifestyle Communities Ltd.	929,496	7,679
	Nickel Industries Ltd.	14,434,905	7,649
	Pinnacle Investment Management Group Ltd.	813,265	7,632
	Inghams Group Ltd.	3,143,397	7,575
[1]	Centuria Capital Group	6,825,953	7,462
	NRW Holdings Ltd.	3,637,304	7,456
*	Macquarie Technology Group Ltd.	114,338	7,208
*	Star Entertainment Group Ltd.	21,892,037	7,138
	Bega Cheese Ltd.	2,473,654	6,964
	Elders Ltd.	1,277,874	6,931
	Data#3 Ltd.	1,216,258	6,770
*	Regis Resources Ltd.	5,776,831	6,768
	EVT Ltd.	879,016	6,766
	Monadelphous Group Ltd.	786,408	6,698
*	Deep Yellow Ltd.	7,364,218	6,523
*	Audinate Group Ltd.	617,694	6,498
	Helia Group Ltd.	2,511,491	6,459
	Magellan Financial Group Ltd.	1,144,857	6,386
	Stanmore Resources Ltd.	2,709,383	6,365
	Imdex Ltd.	4,304,329	6,342
*	Resolute Mining Ltd.	17,930,706	6,235
*,1	Mesoblast Ltd.	8,949,524	5,883
*,1	SiteMinder Ltd.	1,746,876	5,883
*	Temple & Webster Group Ltd.	934,951	5,813
	Johns Lyng Group Ltd.	1,530,905	5,791
*	Silex Systems Ltd.	1,631,650	5,758
	McMillan Shakespeare Ltd.	489,397	5,725
	Collins Foods Ltd.	920,912	5,555
	Kelsian Group Ltd.	1,624,776	5,551
*	Healius Ltd.	5,573,326	5,550
	G8 Education Ltd.	6,768,779	5,348
	Westgold Resources Ltd.	3,270,175	5,263
*	MMA Offshore Ltd.	3,027,413	5,192
	Perenti Ltd.	7,712,077	5,132
[2]	Coronado Global Resources Inc. GDR	6,302,428	4,965
*	Aussie Broadband Ltd.	2,107,190	4,853
	Credit Corp. Group Ltd.	488,358	4,850
	Jumbo Interactive Ltd.	421,617	4,843
*	Fleetpartners Group Ltd.	2,034,352	4,832
	Charter Hall Social Infrastructure REIT	2,977,664	4,699

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Austal Ltd.	2,713,704	4,500
*	Strike Energy Ltd.	23,983,041	4,454
	Rural Funds Group	3,231,010	4,294
	Domain Holdings Australia Ltd.	2,046,087	4,133
	Hansen Technologies Ltd.	1,354,937	4,091
	Service Stream Ltd.	4,665,821	3,980
	SmartGroup Corp. Ltd.	706,464	3,957
	Clinuvel Pharmaceuticals Ltd.	385,745	3,943
*	Nanosonics Ltd.	1,982,149	3,920
*	Alpha HPA Ltd.	6,687,368	3,852
	Myer Holdings Ltd.	6,873,960	3,768
*	Superloop Ltd.	3,512,306	3,755
	PWR Holdings Ltd.	509,319	3,719
	Accent Group Ltd.	2,851,861	3,673
*	Judo Capital Holdings Ltd.	4,389,022	3,673
	Nick Scali Ltd.	391,260	3,600
[1]	Vulcan Steel Ltd.	798,830	3,544
	Hotel Property Investments Ltd.	1,656,926	3,500
	Abacus Storage King	4,474,787	3,456
	Growthpoint Properties Australia Ltd.	2,374,821	3,427
	Infomedia Ltd.	3,051,960	3,422
	Dexus Industria REIT	1,808,204	3,401
	GWA Group Ltd.	2,117,795	3,384
*	Cooper Energy Ltd.	21,896,783	3,279
	oOh!media Ltd.	3,633,598	3,275
*	Nuix Ltd.	1,599,437	3,270
	Abacus Group	4,217,921	3,262
	Regis Healthcare Ltd.	1,075,702	3,125
	Cromwell Property Group	11,792,264	3,071
*,1	Vulcan Energy Resources Ltd.	1,228,282	3,056
	Ridley Corp. Ltd.	2,102,447	2,977
	Platinum Asset Management Ltd.	4,286,834	2,967
*	OFX Group Ltd.	2,009,346	2,953
	Navigator Global Investments Ltd. (XASX)	2,156,261	2,928
*,1	Chalice Mining Ltd.	2,964,757	2,800
	HealthCo REIT	3,964,054	2,791
	Dicker Data Ltd.	423,447	2,723
	Centuria Office REIT	3,679,836	2,714
	Australian Ethical Investment Ltd.	915,826	2,637
[1]	Integral Diagnostics Ltd.	1,467,972	2,604
*	Select Harvests Ltd.	985,337	2,584
*,3	Leo Lithium Ltd.	7,547,085	2,543
*	Australian Agricultural Co. Ltd.	2,585,056	2,509
*,1	Weebit Nano Ltd.	1,470,107	2,484
*,1	Latin Resources Ltd.	21,801,109	2,472
*	Opthea Ltd.	9,983,718	2,339
*,1	Arafura Rare Earths Ltd.	19,958,321	2,318
	APM Human Services International Ltd.	2,417,789	2,227
*,1	Imugene Ltd.	56,608,722	2,132
*	Bravura Solutions Ltd.	2,947,517	2,114
	MyState Ltd.	839,516	2,089
	Emeco Holdings Ltd.	4,362,407	2,074
*	Mayne Pharma Group Ltd.	657,999	2,067
[1]	SG Fleet Group Ltd.	925,050	2,030
*,1	BrainChip Holdings Ltd.	13,278,480	1,939
*,1	Carnarvon Energy Ltd.	14,751,459	1,926
*	Tyro Payments Ltd.	2,895,672	1,909
	Kogan.com Ltd.	670,367	1,852
*	Aurelia Metals Ltd.	14,557,973	1,849
	Cedar Woods Properties Ltd.	578,425	1,824
*,1	ioneer Ltd.	17,428,213	1,748
*,1	Sayona Mining Ltd.	72,334,147	1,725
*	Omni Bridgeway Ltd.	2,325,195	1,706
[1]	Australian Clinical Labs Ltd.	995,421	1,663
*	Wildcat Resources Ltd.	7,779,789	1,631
[1]	Jupiter Mines Ltd.	7,668,459	1,618
*,1	Syrah Resources Ltd.	6,860,198	1,603
*,1	EML Payments Ltd.	2,579,954	1,589
*	Mount Gibson Iron Ltd.	5,773,933	1,582
	Australian Finance Group Ltd.	1,606,818	1,481

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Fineos Corp. Ltd. GDR	1,285,705	1,448
	GDI Property Group Partnership	3,552,430	1,327
*,1	Cettire Ltd.	1,673,116	1,295
*,1	Praemium Ltd.	3,716,078	1,251
*,1	Calix Ltd.	1,315,539	1,242
*,3	AVZ Minerals Ltd.	18,520,485	1,236
*	Coast Entertainment Holdings Ltd.	3,999,660	1,222
*	Alkane Resources Ltd.	3,626,578	1,207
[1]	Baby Bunting Group Ltd.	1,085,195	1,119
	Solvar Ltd.	1,338,328	1,019
*,1	Core Lithium Ltd.	15,963,741	988
*	Seven West Media Ltd.	7,220,984	889
[1]	Humm Group Ltd.	3,207,318	862
	St Barbara Ltd.	6,310,052	844
*,1	29Metals Ltd.	3,013,058	844
*,1	Novonix Ltd.	1,768,371	817
	Southern Cross Media Group Ltd.	1,891,003	769
*	Australian Strategic Materials Ltd.	1,299,190	674
*,1	Argosy Minerals Ltd.	9,847,470	602
[1]	PointsBet Holdings Ltd.	1,642,457	515
*,3	Firefinch Ltd.	8,031,301	321
*,1	Lake Resources NL	10,707,296	284
			12,753,458
Austria (0.2%)
	Erste Group Bank AG	2,544,630	120,450
	OMV AG	1,193,748	51,889
[1]	Verbund AG	555,024	43,915
[2]	BAWAG Group AG	640,980	40,520
	ANDRITZ AG	580,379	35,869
	Wienerberger AG	929,713	30,820
[1]	voestalpine AG	929,057	25,117
	Raiffeisen Bank International AG	1,082,797	18,707
	DO & Co. AG	62,291	11,089
	Vienna Insurance Group AG Wiener Versicherung Gruppe	323,611	10,550
	EVN AG	305,478	9,760
[1]	CA Immobilien Anlagen AG	282,643	9,370
[1]	Oesterreichische Post AG	280,766	9,006
[1]	Mayr Melnhof Karton AG	72,367	8,730
	UNIQA Insurance Group AG	934,161	7,938
*	IMMOFINANZ AG	271,297	7,514
*	Telekom Austria AG	751,316	7,513
*,1	Lenzing AG	160,151	5,623
[1]	AT&S Austria Technologie & Systemtechnik AG	213,661	4,939
	Strabag SE	100,393	4,174
[1]	Schoeller-Bleckmann Oilfield Equipment AG	93,127	3,763
	Palfinger AG	108,973	2,586
	Porr AG	136,532	2,052
*,1	S IMMO AG (XWBO)	67,881	1,595
	Agrana Beteiligungs AG	84,876	1,258
*	Eurotelesites AG	271,157	1,063
			475,810
Belgium (0.8%)
	Anheuser-Busch InBev SA	7,391,174	429,100
*	Argenx SE	500,473	217,150
	UCB SA	1,018,655	151,257
	KBC Group NV	2,014,698	141,961
	Ageas SA	1,383,544	63,127
	Syensqo SA	594,676	53,080
	Groupe Bruxelles Lambert NV	717,388	51,079
	D'ieteren Group	187,097	39,618
	Warehouses De Pauw CVA	1,432,299	38,684
	Lotus Bakeries NV	3,360	34,646
	Sofina SA	144,084	32,787
	Ackermans & van Haaren NV	184,035	31,792
	Elia Group SA	316,012	29,514
	Umicore SA	1,713,837	25,791
	Aedifica SA	397,448	24,197
	Azelis Group NV	1,257,611	22,517
	Solvay SA	591,079	20,844

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Colruyt Group NV	402,325	19,203
	Cofinimmo SA	310,112	18,685
	Melexis NV	169,522	14,540
	KBC Ancora	302,380	14,061
	Montea NV	151,542	12,828
	Bekaert SA	304,264	12,720
	Deme Group NV	58,200	10,091
	Proximus SADP	1,259,622	10,026
	Shurgard Self Storage Ltd. (XBRU)	253,765	9,808
	Fagron	488,041	9,497
	VGP NV	84,346	9,402
	Xior Student Housing NV	282,323	9,041
	Gimv NV	171,824	8,099
	Retail Estates NV	101,056	6,702
	Barco NV	590,624	6,532
	Tessenderlo Group SA	186,422	4,724
*	Ontex Group NV	537,927	4,671
	Kinepolis Group NV	111,662	4,064
[1]	Euronav NV	202,920	3,348
	bpost SA	795,737	2,577
			1,597,763
Canada (9.5%)
	Royal Bank of Canada	11,856,823	1,262,342
	Toronto-Dominion Bank	14,869,292	817,346
*	Shopify Inc. Class A	9,993,075	660,410
	Enbridge Inc.	17,875,018	635,925
[1]	Canadian Natural Resources Ltd.	17,700,706	630,500
	Canadian Pacific Kansas City Ltd.	7,848,326	618,090
	Canadian National Railway Co.	4,744,902	560,697
	Brookfield Corp.	12,526,566	521,006
	Bank of Montreal	6,100,449	512,053
	Constellation Software Inc.	166,840	480,730
	Bank of Nova Scotia	10,273,374	469,945
	Suncor Energy Inc.	10,875,671	414,580
	Manulife Financial Corp.	15,253,928	406,199
	Waste Connections Inc.	2,164,278	379,732
[1]	Canadian Imperial Bank of Commerce	7,877,221	374,557
	Alimentation Couche-Tard Inc.	6,102,920	342,474
[1]	TC Energy Corp.	8,728,587	330,883
	Agnico Eagle Mines Ltd.	4,186,852	273,849
	Intact Financial Corp.	1,496,278	249,382
	Barrick Gold Corp.	14,783,729	246,603
	Sun Life Financial Inc.	4,917,761	241,134
[1]	National Bank of Canada	2,848,516	225,937
[1]	Cenovus Energy Inc.	10,945,928	215,150
	Nutrien Ltd.	4,162,793	211,936
	Dollarama Inc.	2,283,642	208,508
	Fairfax Financial Holdings Ltd.	180,427	205,259
	Wheaton Precious Metals Corp.	3,808,106	199,668
	Thomson Reuters Corp.	1,166,751	196,677
	Franco-Nevada Corp.	1,607,300	190,566
	Restaurant Brands International Inc.	2,623,408	184,859
	Teck Resources Ltd. Class B	3,810,714	182,618
	Cameco Corp.	3,650,179	179,594
*	CGI Inc.	1,716,143	171,294
	Pembina Pipeline Corp.	4,611,829	171,117
	WSP Global Inc.	1,047,084	163,050
	Fortis Inc. (XTSE)	4,144,201	161,067
	Loblaw Cos. Ltd.	1,233,038	143,038
[1]	Brookfield Asset Management Ltd. Class A	3,470,719	132,126
	Tourmaline Oil Corp.	2,803,411	127,153
[1]	Power Corp. of Canada	4,572,503	127,076
[1]	RB Global Inc.	1,538,135	117,312
	TFI International Inc.	671,068	97,439
	Metro Inc.	1,743,187	96,573
	Magna International Inc.	2,252,387	94,406
	Imperial Oil Ltd.	1,367,894	93,269
	ARC Resources Ltd.	5,017,017	89,518
[1]	Kinross Gold Corp.	10,296,981	85,730

Developed Markets Index Fund
		Shares	Market Value• ($000)
	BCE Inc.	2,553,490	82,705
	Stantec Inc.	956,726	80,095
	Emera Inc.	2,399,783	80,078
[2]	Hydro One Ltd.	2,659,931	77,481
	First Quantum Minerals Ltd.	5,706,698	74,960
	GFL Environmental Inc.	1,876,909	73,098
	George Weston Ltd.	487,250	70,090
*	Descartes Systems Group Inc.	713,648	69,145
*	Ivanhoe Mines Ltd. Class A	5,249,939	67,733
	Open Text Corp.	2,240,313	67,272
	Great-West Lifeco Inc.	2,297,545	67,026
	TMX Group Ltd.	2,322,641	64,651
	AtkinsRealis Group Inc.	1,474,459	63,826
	TELUS Corp.	4,120,833	62,383
	Lundin Mining Corp.	5,544,260	61,722
	Pan American Silver Corp.	3,059,732	60,812
	Toromont Industries Ltd.	684,698	60,625
	Element Fleet Management Corp.	3,291,950	59,893
*	Celestica Inc.	988,026	56,578
	AltaGas Ltd.	2,455,258	55,475
	Gildan Activewear Inc.	1,416,609	53,732
	Keyera Corp.	1,906,962	52,816
	iA Financial Corp. Inc.	833,663	52,352
	Alamos Gold Inc. Class A	3,327,558	52,198
	FirstService Corp.	335,405	51,044
*	CAE Inc.	2,669,012	49,574
*	MEG Energy Corp.	2,299,061	49,189
	West Fraser Timber Co. Ltd.	632,310	48,563
*	Bombardier Inc. Class B	722,910	46,359
	Saputo Inc.	2,046,664	45,959
	Canadian Apartment Properties REIT	1,402,363	45,565
	Canadian Tire Corp. Ltd. Class A	432,347	42,898
[1]	Veren Inc.	5,164,282	40,731
	Colliers International Group Inc.	363,038	40,540
[1]	PrairieSky Royalty Ltd.	1,974,223	37,520
	Onex Corp.	546,486	37,158
[1]	Northland Power Inc.	2,156,132	37,069
[1]	Whitecap Resources Inc.	5,004,062	36,615
	Finning International Inc.	1,209,011	35,447
[1]	Algonquin Power & Utilities Corp.	5,837,189	34,305
	Boyd Group Services Inc.	179,802	33,773
	Brookfield Infrastructure Corp. Class A	996,235	33,534
	Parkland Corp.	1,166,664	32,705
	Brookfield Renewable Corp. Class A (XTSE)	1,132,166	32,077
	Stella-Jones Inc.	481,544	31,422
[1]	Capital Power Corp.	1,086,810	30,975
[1]	RioCan REIT	2,495,436	30,663
*	NexGen Energy Ltd.	4,293,540	29,941
	Hudbay Minerals Inc.	3,301,217	29,874
	B2Gold Corp.	10,843,956	29,091
*	Capstone Copper Corp.	4,085,944	28,971
	Primo Water Corp.	1,312,059	28,676
*	Kinaxis Inc.	235,311	27,135
	Granite REIT	527,557	26,142
	Canadian Western Bank	800,580	25,386
*	Eldorado Gold Corp.	1,701,926	25,142
[1]	Osisko Gold Royalties Ltd.	1,553,396	24,208
[1]	Gibson Energy Inc.	1,334,625	22,682
[1]	Methanex Corp.	467,786	22,585
	Definity Financial Corp.	668,807	21,990
*	ATS Corp.	667,045	21,586
	Premium Brands Holdings Corp.	312,638	21,534
[1]	Choice Properties REIT	2,289,366	21,487
*	Aritzia Inc.	751,523	21,270
[1]	Dream Industrial REIT	2,274,997	21,070
	Baytex Energy Corp.	6,013,887	20,837
*	Air Canada	1,480,188	19,367
[1]	First Capital REIT	1,784,425	19,174
	IGM Financial Inc.	685,527	18,926
	Chartwell Retirement Residences	2,004,960	18,832

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Bausch Health Cos. Inc.	2,586,243	18,035
[1]	Boralex Inc. Class A	735,687	18,020
	Atco Ltd. Class I	618,568	17,620
	BRP Inc.	274,786	17,605
[1]	SmartCentres REIT	1,090,704	17,532
	Boardwalk REIT	337,686	17,397
	Linamar Corp.	355,851	17,295
[2]	Nuvei Corp.	530,537	17,184
	TransAlta Corp.	2,310,720	16,384
*	IAMGOLD Corp.	4,298,490	16,150
*	Lightspeed Commerce Inc.	1,171,806	16,018
*	Equinox Gold Corp.	2,984,538	15,577
	Paramount Resources Ltd. Class A	658,919	14,970
[1]	Vermilion Energy Inc.	1,338,276	14,732
[1]	First Majestic Silver Corp.	2,367,296	14,016
	H&R REIT	2,139,139	13,995
	Parex Resources Inc.	862,426	13,819
	Topaz Energy Corp.	785,055	13,772
	OceanaGold Corp.	5,981,761	13,730
	Russel Metals Inc.	503,703	13,722
[1]	Superior Plus Corp.	2,011,482	13,042
[1]	CI Financial Corp.	1,197,070	12,600
	Centerra Gold Inc.	1,809,911	12,171
	Lundin Gold Inc.	815,944	12,054
	North West Co. Inc.	395,691	11,986
[1]	Allied Properties REIT	1,069,582	11,970
*	Torex Gold Resources Inc.	717,983	11,126
*,1	BlackBerry Ltd.	4,433,282	11,083
*	Shopify Inc. Class A (XTSE)	165,520	10,933
	Stelco Holdings Inc.	388,975	10,568
[1]	Maple Leaf Foods Inc.	629,553	10,547
[1]	Innergex Renewable Energy Inc.	1,377,546	10,301
	Quebecor Inc. Class B	433,212	9,142
	Winpak Ltd.	261,429	8,532
	Enghouse Systems Ltd.	363,648	8,020
	SSR Mining Inc.	1,690,664	7,637
	Primaris REIT	782,961	7,595
	Cargojet Inc.	72,190	7,388
*	Novagold Resources Inc.	2,018,946	7,069
[1]	Laurentian Bank of Canada	361,107	7,008
[1]	Mullen Group Ltd.	704,559	6,767
	Transcontinental Inc. Class A	601,073	6,643
[1]	NorthWest Healthcare Properties REIT	1,879,510	6,402
[1]	Westshore Terminals Investment Corp.	328,097	5,447
*	Canfor Corp.	496,729	5,268
*,1	Ballard Power Systems Inc.	2,131,478	4,814
	Cascades Inc.	708,516	4,677
*,1	Cronos Group Inc.	1,622,321	3,783
[1]	First National Financial Corp.	142,377	3,704
*,1	Lithium Americas Argentina Corp.	1,038,738	3,311
	Cogeco Communications Inc.	85,975	3,242
*	IAMGOLD Corp. (XTSE)	313,687	1,176
			18,089,293
Denmark (3.0%)
	Novo Nordisk A/S Class B	25,731,924	3,681,846
	DSV A/S	1,411,915	216,726
*	Vestas Wind Systems A/S	8,464,908	196,284
	Novonesis Class B	2,909,740	177,769
	Danske Bank A/S	5,562,520	165,908
*	Genmab A/S	545,653	136,737
	Coloplast A/S Class B	1,044,914	125,612
	Pandora A/S	689,777	103,820
	Carlsberg A/S Class B	780,337	93,683
*,2	Orsted A/S	1,585,697	84,235
*	Zealand Pharma A/S (XCSE)	559,051	71,461
	Tryg A/S	2,813,347	61,468
	AP Moller - Maersk A/S Class B	33,944	58,871
	AP Moller - Maersk A/S Class A	28,993	49,196
*	NKT A/S	449,955	39,287

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Ringkjoebing Landbobank A/S	220,609	36,902
*	Demant A/S	802,346	34,750
*	GN Store Nord A/S	1,225,168	34,132
*	Royal Unibrew A/S	418,899	33,223
	Jyske Bank A/S (Registered)	387,010	30,831
	ROCKWOOL A/S Class B	72,625	29,441
*	Ambu A/S Class B	1,521,594	29,288
*	ALK-Abello A/S	1,103,583	24,110
	Sydbank A/S	449,268	23,798
	FLSmidth & Co. A/S	476,456	23,674
	ISS A/S	1,288,586	22,125
	Topdanmark A/S	359,471	18,975
	Alm Brand A/S	7,149,612	14,191
	Torm plc Class A	336,054	13,199
*	Bavarian Nordic A/S	529,996	13,136
	Spar Nord Bank A/S	655,857	12,627
	H Lundbeck A/S	2,134,737	11,925
*,2	Netcompany Group A/S	278,315	11,909
	Schouw & Co. A/S	103,603	8,145
	D/S Norden A/S	182,600	7,960
	Dfds A/S	272,054	7,687
[2]	Scandinavian Tobacco Group A/S	458,944	6,487
*	NTG Nordic Transport Group A/S	134,926	5,904
	Chemometec A/S	129,417	5,635
*	Svitzer Group A/S	111,057	4,139
	H Lundbeck A/S Class A	491,213	2,365
*	Zealand Pharma A/S	16,825	2,156
			5,731,617
Finland (0.9%)
	Nordea Bank Abp (XHEL)	27,985,268	333,613
	Nokia OYJ	43,829,113	166,816
	Sampo OYJ Class A	3,746,144	161,550
	UPM-Kymmene OYJ	4,478,564	157,299
	Kone OYJ Class B	2,744,076	136,055
	Wartsila OYJ Abp	4,075,882	79,016
	Stora Enso OYJ Class R	4,953,528	67,643
	Neste OYJ	3,502,906	62,508
	Metso OYJ	5,369,346	57,067
	Elisa OYJ	1,201,082	54,989
	Fortum OYJ	3,666,971	53,683
	Kesko OYJ Class B	2,260,735	39,771
	Valmet OYJ	1,382,442	39,564
	Orion OYJ Class B	894,502	38,150
	Konecranes OYJ	595,075	33,718
	Huhtamaki OYJ	783,569	31,336
	Cargotec OYJ Class B	366,796	29,470
	Kemira OYJ	956,373	23,288
	Mandatum OYJ	3,946,035	17,622
	TietoEVRY OYJ (XHEL)	892,002	17,225
*	Kojamo OYJ	1,329,203	13,689
*,1	QT Group OYJ	164,400	13,606
[1]	Outokumpu OYJ	3,047,044	11,006
	Metsa Board OYJ Class B	1,266,348	9,956
	Nokian Renkaat OYJ	1,039,399	8,542
[2]	Terveystalo OYJ	627,093	5,766
	Revenio Group OYJ	191,015	5,618
	Tokmanni Group Corp.	396,643	5,562
	Sanoma OYJ	606,052	4,198
	YIT OYJ	1,525,071	3,677
	Citycon OYJ	739,730	3,135
*	Finnair OYJ	722,684	2,030
	F-Secure OYJ	843,602	1,750
			1,688,918
France (8.3%)
	LVMH Moet Hennessy Louis Vuitton SE	2,072,542	1,591,279
	TotalEnergies SE	16,909,622	1,132,162
	Schneider Electric SE	4,482,990	1,074,778
	Sanofi SA	9,255,848	892,663
	Airbus SE	4,937,499	677,655

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hermes International SCA	285,156	658,604
	Safran SA	2,843,561	599,305
	EssilorLuxottica SA	2,565,767	551,341
	BNP Paribas SA	8,432,458	539,273
	L'Oreal SA Loyalty Shares	1,160,730	510,913
	AXA SA	15,077,482	494,108
	Air Liquide SA Loyalty Shares	2,731,182	471,368
	Vinci SA	4,166,383	439,155
	Danone SA	5,255,697	321,910
	Cie de Saint-Gobain SA	3,850,802	299,493
	L'Oreal SA (XPAR)	631,760	278,079
	Air Liquide SA (XPAR)	1,556,211	268,583
	Capgemini SE	1,350,698	268,299
	Pernod Ricard SA	1,699,964	231,942
	Cie Generale des Etablissements Michelin SCA	5,890,546	227,676
	Kering SA	605,412	220,216
	STMicroelectronics NV	5,470,964	214,286
	Dassault Systemes SE	5,631,496	211,750
	Legrand SA	2,132,494	211,661
	Publicis Groupe SA	1,918,681	203,800
	Orange SA	16,087,080	161,361
	Veolia Environnement SA	5,254,732	157,394
	Societe Generale SA	6,134,683	144,233
	Thales SA	818,904	130,999
	Credit Agricole SA	8,446,624	115,335
	Engie SA Loyalty Shares	7,993,858	114,475
	Edenred SE	2,095,465	88,872
	Renault SA	1,608,608	82,497
	Engie SA (XPAR)	5,388,968	77,172
	Bureau Veritas SA	2,603,147	72,339
	Unibail-Rodamco-Westfield	866,302	68,461
	L'Oreal SA	148,958	65,566
[2]	Euronext NV	675,018	62,554
	Carrefour SA	4,389,134	62,195
	Eiffage SA	652,814	59,998
	Accor SA	1,451,613	59,399
	Vivendi SE	5,583,039	58,352
	Eurofins Scientific SE	1,088,611	54,506
	Teleperformance SE	505,417	53,397
	Rexel SA	1,994,611	51,598
[1]	Alstom SA	2,913,044	49,128
	Bouygues SA	1,520,894	48,888
	Getlink SE	2,946,937	48,794
	Air Liquide SA PF 2025	281,876	48,648
	Bollore SE	7,896,555	46,360
	Klepierre SA	1,721,456	45,959
	Arkema SA	482,743	42,068
	SPIE SA	1,128,241	40,877
	Gecina SA	432,640	39,938
	Gaztransport Et Technigaz SA	291,659	38,157
	Ipsen SA	287,748	35,352
	Sartorius Stedim Biotech	213,063	35,211
	Dassault Aviation SA	186,051	33,691
	Air Liquide SA (XETR)	194,525	33,573
	Sodexo SA ACT Loyalty Shares	372,569	33,561
	BioMerieux	351,140	33,390
	Aeroports de Paris SA	269,119	32,779
	SCOR SE	1,266,671	32,108
	Elis SA	1,456,551	31,607
[2]	Amundi SA	478,427	30,943
[2]	La Francaise des Jeux SAEM	837,596	28,529
	Nexans SA	252,583	27,799
	Alten SA	246,736	27,167
	Technip Energies NV	1,154,967	25,948
[2]	Neoen SA	577,372	23,352
	Sopra Steria Group	119,971	23,330
*	SOITEC	209,373	23,246
	Sodexo SA (XPAR)	250,487	22,564
*,2	Worldline SA	2,059,991	22,449
	Rubis SCA	782,640	22,049

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Covivio SA	459,982	21,996
*,1	Vallourec SACA	1,373,740	21,595
[2]	Verallia SA	585,699	21,313
*	Pluxee NV	731,247	20,590
	Wendel SE	226,353	20,008
	Valeo SE	1,868,755	19,983
	IPSOS SA	314,179	19,792
*	Ubisoft Entertainment SA	874,032	19,127
	Eurazeo SE Prime DE Fidelite	209,581	16,712
	Remy Cointreau SA	188,905	15,872
	Forvia SE	1,327,814	15,843
	SES SA	2,993,872	15,231
	SEB SA	126,015	12,933
	Virbac SACA	36,026	12,635
	Coface SA	882,752	12,289
	Engie SA PF 2025	834,909	11,956
*	JCDecaux SE	605,657	11,914
	Imerys SA	328,135	11,822
	Societe BIC SA	200,135	11,793
	Eurazeo SE (XPAR)	143,290	11,426
[1]	VusionGroup	65,907	9,141
*,1	Air France-KLM	991,991	8,782
	SEB SA (XPAR)	85,359	8,761
	Mercialys SA	786,424	8,746
*	ID Logistics Group SACA	21,943	8,275
	Eramet SA	79,492	8,049
	Carmila SA	477,834	8,039
	Trigano SA	67,023	7,869
	ARGAN SA	99,543	7,765
	Engie SA	522,401	7,481
	Interparfums SA	175,083	7,158
	ICADE	284,476	7,038
[2]	Ayvens SA	1,185,810	6,912
	Television Francaise 1 SA	867,189	6,771
	Metropole Television SA	532,685	6,679
*,1	Eutelsat Communications SACA	1,346,786	5,386
	Quadient SA	277,324	5,187
	Mersen SA	145,804	4,988
	Altarea SCA	52,337	4,649
	Vicat SACA	125,298	4,507
	Opmobility	457,991	4,457
	PEUGEOT INVEST	42,894	4,141
	Eurazeo SE PF 2025	49,881	3,977
	Lagardere SA	174,370	3,864
*	Exclusive Networks SA	183,015	3,689
	Derichebourg SA	794,492	3,630
	Sodexo Inc. (Prime Fidelite 2026)	39,000	3,513
	Sodexo Prime De Fidelite 2027	37,444	3,373
*	Nexity SA	369,015	3,318
	Vetoquinol SA	32,257	3,246
	Beneteau SACA	295,898	3,082
*	Viridien	5,869,167	3,001
*	Voltalia SA (Registered)	320,790	2,975
	Etablissements Maurel et Prom SA	458,701	2,960
*,1	Valneva SE	839,357	2,842
*	Fnac Darty SA	87,396	2,767
	Antin Infrastructure Partners SA	227,119	2,757
*,1,2	X-Fab Silicon Foundries SE	427,717	2,732
*,2	Elior Group SA	930,041	2,645
	Equasens	40,976	2,339
	Manitou BF SA	101,748	2,282
	Sodexo SA (Loyalty Line 2025)	22,289	2,008
	Lisi SA	77,336	1,923
	GL Events SACA	98,875	1,765
	Jacquet Metals SACA	103,585	1,628
*,1	Euroapi SA	584,309	1,596
*,1	OVH Groupe SAS	227,803	1,419
	Boiron SA	29,894	1,008
	Sodexo SA Loyalty Shares 2025	11,102	1,000
	LISI SA (XPAR)	33,974	845

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Atos SE	785,583	816
	Eurazeo SE	8,870	707
	Bonduelle SCA	104,031	678
*	Believe SA	40,965	649
*,1,2	Aramis Group SAS	144,063	643
	LISI	3,517	87
			15,909,842
Germany (6.4%)
	SAP SE	9,232,852	1,854,654
	Siemens AG (Registered)	6,251,751	1,163,610
	Allianz SE (Registered)	3,281,658	911,418
	Deutsche Telekom AG (Registered)	28,130,759	707,081
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,112,393	556,147
	Mercedes-Benz Group AG	7,042,027	487,389
	Infineon Technologies AG	10,933,224	401,253
	BASF SE	7,477,149	361,464
	Deutsche Post AG	8,296,980	336,915
	adidas AG	1,388,948	331,634
	Deutsche Boerse AG	1,557,321	318,311
	Deutsche Bank AG (Registered)	16,459,122	263,059
	E.ON SE	18,643,976	245,032
	Bayerische Motoren Werke AG (XETR)	2,483,769	234,943
	Bayer AG (Registered)	8,270,795	233,137
	RWE AG	5,988,691	205,444
	Rheinmetall AG	365,421	186,224
	Merck KGaA	1,087,125	179,784
	Daimler Truck Holding AG	4,411,876	175,959
	Vonovia SE	5,856,609	166,670
[2]	Siemens Healthineers AG	2,335,864	134,520
	Symrise AG	1,094,888	133,967
	Commerzbank AG	8,678,469	131,637
	Hannover Rueck SE	503,710	127,508
	Beiersdorf AG	836,716	122,467
	Heidelberg Materials AG	1,156,367	119,538
*	Siemens Energy AG	4,529,742	118,111
	MTU Aero Engines AG	452,075	115,258
*	Fresenius SE & Co. KGaA	3,456,435	103,258
*,2	Covestro AG	1,587,145	93,033
*	Qiagen NV	1,857,010	76,728
	Brenntag SE	1,107,910	74,740
	Henkel AG & Co. KGaA (XTER)	842,606	66,294
	Fresenius Medical Care AG	1,709,952	65,349
	GEA Group AG	1,444,218	60,041
	Continental AG	908,240	51,440
	LEG Immobilien SE (XETR)	621,609	50,783
[2]	Scout24 SE	624,619	47,723
	Nemetschek SE	453,952	44,318
*,2	Zalando SE	1,844,396	43,296
	Knorr-Bremse AG	555,351	42,448
	CTS Eventim AG & Co. KGaA	492,360	40,989
	Talanx AG	500,740	39,904
*,2	Delivery Hero SE	1,672,070	39,719
	Evonik Industries AG	1,915,303	39,081
	Puma SE	839,539	38,560
	Rational AG	39,960	33,132
	Bechtle AG	688,591	32,390
	Gerresheimer AG	290,525	31,221
[1]	Deutsche Lufthansa AG (Registered)	5,017,422	30,775
	Volkswagen AG	237,422	28,449
	Freenet AG	998,061	26,538
*	TUI AG	3,746,034	26,480
	KION Group AG	603,590	25,214
	Carl Zeiss Meditec AG (Bearer)	307,190	21,597
	HUGO BOSS AG	475,272	21,370
[1]	K&S AG (Registered)	1,514,677	20,416
	HOCHTIEF AG	177,798	20,254
	Aurubis AG	252,787	19,830
*	TAG Immobilien AG	1,263,475	18,467
	thyssenkrupp AG	4,144,389	17,942

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hensoldt AG	482,764	17,787
	LANXESS AG	721,185	17,740
	AIXTRON SE	894,411	17,548
	Stroeer SE & Co. KGaA	264,390	16,935
*	Fraport AG Frankfurt Airport Services Worldwide	297,452	15,392
	Krones AG	121,833	15,288
	United Internet AG (Registered)	670,706	14,489
*	Nordex SE	1,171,891	14,326
	Traton SE	427,702	14,037
	Wacker Chemie AG	125,799	13,705
[1]	Siltronic AG	175,418	13,642
*,2	TeamViewer SE	1,211,799	13,563
*	Encavis AG	731,393	13,394
*	Evotec SE	1,321,042	12,664
	Jenoptik AG	428,569	12,381
*	Aroundtown SA	5,735,459	12,048
*	Hypoport SE	36,129	11,568
	Bilfinger SE	218,694	11,501
[2]	Befesa SA	337,760	11,175
[2]	DWS Group GmbH & Co. KGaA	302,921	10,731
	CANCOM SE	293,243	10,133
	flatexDEGIRO AG	707,079	10,042
[1]	ProSiebenSat.1 Media SE	1,414,697	10,000
	FUCHS SE	276,471	9,862
[1]	RTL Group SA	323,809	9,832
*	Grand City Properties SA	839,517	9,743
	Schott Pharma AG & Co. KGaA	288,484	9,471
	Stabilus SE	206,434	9,459
	Fielmann Group AG	205,415	9,457
	Duerr AG	408,949	8,654
*,2	Redcare Pharmacy NV	67,441	8,227
	Deutsche Wohnen SE	414,981	7,966
[1]	Sixt SE (XETR)	110,216	7,827
	Atoss Software SE	64,866	7,758
	Suedzucker AG	496,208	7,231
[1]	Kontron AG	350,264	7,205
	Deutz AG	1,052,095	6,759
*	HelloFresh SE	1,372,521	6,629
	1&1 AG	383,960	6,521
	Hornbach Holding AG & Co. KGaA	75,898	6,400
	Salzgitter AG	317,270	6,138
	Eckert & Ziegler SE	118,169	5,804
[1]	Elmos Semiconductor SE	70,802	5,772
*,1	Nagarro SE	69,268	5,625
*,1,2	Deutsche Pfandbriefbank AG	1,031,603	5,609
	KWS Saat SE & Co. KGaA	87,124	5,564
	Dermapharm Holding SE	142,263	5,491
*	Ionos SE	199,755	5,435
	CompuGroup Medical SE & Co. KGaA	202,179	5,166
*,1,2	Auto1 Group SE	786,842	5,152
[1]	PNE AG	352,610	5,128
	METRO AG	1,117,430	5,064
	Norma Group SE	265,856	4,914
*	CECONOMY AG	1,534,220	4,881
	GRENKE AG	216,486	4,766
	Indus Holding AG	171,381	4,416
	Sartorius AG	20,461	3,928
	Energiekontor AG	56,386	3,777
	GFT Technologies SE	137,524	3,662
	Vossloh AG	71,564	3,580
[1]	Takkt AG	272,745	3,473
[1]	Deutsche EuroShop AG	143,818	3,409
	Wacker Neuson SE	203,480	3,362
*,1	Encavis AG (XETR)	182,847	3,312
*	Adtran Networks SE	155,504	3,295
	Hamburger Hafen und Logistik AG (XETR)	188,640	3,229
[1]	Deutsche Beteiligungs AG	117,870	3,180
[1]	Verbio SE	163,507	3,050
	Wuestenrot & Wuerttembergische AG	210,996	2,976
	Kloeckner & Co. SE	493,285	2,912

Developed Markets Index Fund
		Shares	Market Value• ($000)
	STRATEC SE	57,344	2,786
*,1	SGL Carbon SE	404,770	2,746
[1]	Adesso SE	29,535	2,652
	PATRIZIA SE	332,987	2,527
*,1	BayWa AG	115,393	2,509
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	257,451	2,508
[1]	Vitesco Technologies Group AG (XETR)	37,744	2,429
*,1	MorphoSys AG	31,544	2,308
[1]	SMA Solar Technology AG	72,437	2,046
	New Work SE	24,140	1,698
*,1	Varta AG	175,747	1,655
	Secunet Security Networks AG	12,303	1,650
*,1	Basler AG	114,072	1,300
*	About You Holding SE	378,506	1,298
[1]	ElringKlinger AG	227,635	1,210
	Draegerwerk AG & Co. KGaA (XETR)	24,155	1,141
[1]	Hamburger Hafen und Logistik AG	9,928	180
			12,328,716
Hong Kong (1.6%)
	AIA Group Ltd.	94,543,356	639,656
	Hong Kong Exchanges & Clearing Ltd.	10,680,799	341,819
	Techtronic Industries Co. Ltd.	11,034,212	125,789
	CLP Holdings Ltd.	13,838,221	111,925
	CK Hutchison Holdings Ltd.	22,303,514	106,389
	Sun Hung Kai Properties Ltd.	11,947,003	103,515
	BOC Hong Kong Holdings Ltd.	30,116,439	92,930
	Lenovo Group Ltd.	64,792,312	90,929
	Galaxy Entertainment Group Ltd.	18,186,879	84,640
	Link REIT	21,513,437	83,545
	Hang Seng Bank Ltd.	6,079,115	78,155
	Hong Kong & China Gas Co. Ltd.	91,543,076	69,567
	Power Assets Holdings Ltd.	11,510,073	62,206
	CK Asset Holdings Ltd.	16,091,301	60,279
	Jardine Matheson Holdings Ltd.	1,647,724	58,164
[2]	WH Group Ltd.	65,445,917	43,077
*	Sands China Ltd.	20,221,342	42,046
	MTR Corp. Ltd.	12,197,336	38,500
	ASMPT Ltd.	2,612,301	36,176
	Wharf Real Estate Investment Co. Ltd.	13,053,940	34,599
[2]	Samsonite International SA	11,546,699	34,417
	PRADA SpA	4,314,649	32,150
	Sino Land Co. Ltd.	29,585,785	30,447
	Hongkong Land Holdings Ltd.	9,220,008	29,705
[2]	ESR Group Ltd.	22,381,554	29,431
	Henderson Land Development Co. Ltd.	10,877,969	29,166
	SITC International Holdings Co. Ltd.	10,750,736	29,152
	Swire Pacific Ltd. Class A	3,249,894	28,692
	CK Infrastructure Holdings Ltd.	4,971,559	28,076
	Wharf Holdings Ltd.	8,024,898	22,549
	AAC Technologies Holdings Inc.	5,667,331	22,174
	Xinyi Glass Holdings Ltd.	17,843,536	19,541
	Orient Overseas International Ltd.	1,105,527	17,965
	PCCW Ltd.	34,869,641	17,444
[2]	Budweiser Brewing Co. APAC Ltd.	14,256,463	16,780
	Chow Tai Fook Jewellery Group Ltd.	14,665,312	15,877
	Bank of East Asia Ltd.	11,974,704	15,185
*	HUTCHMED China Ltd.	4,143,545	14,546
	L'Occitane International SA	3,342,567	14,191
	Swire Properties Ltd.	8,886,600	14,158
	Hang Lung Properties Ltd.	15,133,093	12,877
	Pacific Basin Shipping Ltd.	39,954,261	12,593
[2]	BOC Aviation Ltd.	1,743,667	12,455
	Yue Yuen Industrial Holdings Ltd.	5,943,366	11,450
[1]	New World Development Co. Ltd.	11,860,367	11,099
	Swire Pacific Ltd. Class B	8,051,958	10,808
	VTech Holdings Ltd.	1,385,019	10,355
	Wynn Macau Ltd.	12,407,916	10,145
	Stella International Holdings Ltd.	4,969,948	10,078
	MGM China Holdings Ltd.	6,172,809	9,596

Developed Markets Index Fund
		Shares	Market Value• ($000)
	First Pacific Co. Ltd.	19,346,433	8,978
	Man Wah Holdings Ltd.	12,824,303	8,798
	Kerry Properties Ltd.	4,953,779	8,619
	United Laboratories International Holdings Ltd.	8,055,064	8,521
[1]	Cathay Pacific Airways Ltd.	8,243,453	8,427
*,1	MMG Ltd.	20,727,153	7,908
	Hang Lung Group Ltd.	7,200,993	7,830
	Hysan Development Co. Ltd.	5,134,079	7,372
	NWS Holdings Ltd.	7,936,458	7,036
*	CGN Mining Co. Ltd.	20,320,000	6,770
*,1	SJM Holdings Ltd.	19,576,247	6,635
	Shangri-La Asia Ltd.	9,252,314	6,365
	Luk Fook Holdings International Ltd.	2,869,653	6,099
*,1	Cowell e Holdings Inc.	1,942,722	6,083
	Fortune REIT	12,112,182	5,833
*	NagaCorp Ltd.	11,443,386	5,610
	Vitasoy International Holdings Ltd.	6,627,174	5,000
*,1	Mongolian Mining Corp.	4,191,000	4,802
	DFI Retail Group Holdings Ltd.	2,501,405	4,739
	Johnson Electric Holdings Ltd.	3,010,627	4,544
*	Melco International Development Ltd.	6,517,627	4,372
*	Jinchuan Group International Resources Co. Ltd.	40,561,802	4,304
	CITIC Telecom International Holdings Ltd.	12,739,932	4,271
	Dah Sing Financial Holdings Ltd.	1,480,507	4,119
*,2	FIT Hon Teng Ltd.	9,029,481	3,995
	China Travel International Investment Hong Kong Ltd.	22,274,609	3,304
	Champion REIT	16,207,036	3,261
	VSTECS Holdings Ltd.	5,570,750	3,161
	Nexteer Automotive Group Ltd.	6,921,777	3,113
	Cafe de Coral Holdings Ltd.	2,650,597	2,733
*	Super Hi International Holding Ltd.	1,418,000	2,641
	Dah Sing Banking Group Ltd.	3,130,023	2,607
*	IGG Inc.	6,720,344	2,579
	Theme International Holdings Ltd.	40,968,893	2,570
	Value Partners Group Ltd.	12,581,044	2,506
[1]	United Energy Group Ltd.	63,345,098	2,471
[1]	Huabao International Holdings Ltd.	8,024,172	2,453
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,100,616	2,419
*,1	Vobile Group Ltd.	14,614,230	2,330
	Giordano International Ltd.	9,757,774	2,310
*,1,2	Everest Medicines Ltd.	900,509	2,257
	K Wah International Holdings Ltd.	9,798,489	2,171
	Kerry Logistics Network Ltd.	2,232,005	2,154
	HKBN Ltd.	6,743,993	2,120
*,1	Realord Group Holdings Ltd.	3,007,595	2,071
[2]	Js Global Lifestyle Co. Ltd.	9,806,625	1,928
	Sunlight REIT	8,800,663	1,927
	SUNeVision Holdings Ltd.	5,896,962	1,921
	Chow Sang Sang Holdings International Ltd.	1,839,991	1,706
	Prosperity REIT	8,962,983	1,583
*	C-Mer Eye Care Holdings Ltd.	4,287,601	1,525
	Far East Consortium International Ltd.	10,721,460	1,480
	Guotai Junan International Holdings Ltd.	18,949,503	1,453
	Singamas Container Holdings Ltd.	11,325,574	1,375
*	Texhong International Group Ltd.	2,413,858	1,352
	SmarTone Telecommunications Holdings Ltd.	2,902,409	1,349
	Truly International Holdings Ltd.	11,368,294	1,306
	Asia Cement China Holdings Corp.	3,484,794	1,293
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,268,014	1,290
[1]	LK Technology Holdings Ltd.	2,995,466	1,223
	CITIC Resources Holdings Ltd.	19,533,284	1,126
*,1	Television Broadcasts Ltd.	2,268,705	965
*	Shun Tak Holdings Ltd.	10,039,763	949
*,2	IMAX China Holding Inc.	830,321	913
*	Sa Sa International Holdings Ltd.	8,580,035	912
*	Hong Kong Technology Venture Co. Ltd.	4,101,959	893
*,1	Powerlong Real Estate Holdings Ltd.	11,003,943	816
*	Kingkey Financial International Holdings Ltd.	53,628,529	767
*,2	Fosun Tourism Group	1,521,600	704
*	OCI International Holdings Ltd.	5,798,452	610

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,918,512	586
*,1,2	Frontage Holdings Corp.	5,280,348	539
[1]	EC Healthcare	3,003,207	464
*,1,2	Sirnaomics Ltd.	544,587	298
*	Apollo Future Mobility Group Ltd.	1,766,761	163
*	Renze Harvest International Ltd.	4,235,229	76
*	Esprit Holdings Ltd.	682,218	13
*,3	Convoy Inc.	62,200,399	—
			3,118,774
Ireland (0.2%)
	Kingspan Group plc	1,277,981	108,613
	Kerry Group plc Class A	1,279,758	103,710
	Bank of Ireland Group plc	8,736,012	91,260
	AIB Group plc	12,774,005	67,461
	Glanbia plc (XDUB)	1,493,275	29,017
	Dalata Hotel Group plc	1,840,608	7,845
*,3	Irish Bank Resolution Corp. Ltd.	257,065	—
			407,906
Israel (0.6%)
*	Teva Pharmaceutical Industries Ltd.	9,479,979	154,236
	Bank Leumi Le-Israel BM	12,745,193	103,894
	Bank Hapoalim BM	11,244,523	99,307
*	Nice Ltd.	531,938	91,513
*	Nova Ltd.	244,581	57,400
	Israel Discount Bank Ltd. Class A	10,390,431	51,853
	Mizrahi Tefahot Bank Ltd.	1,153,616	39,121
*	Tower Semiconductor Ltd.	937,416	36,094
	Elbit Systems Ltd.	206,112	35,866
	Camtek Ltd.	230,297	28,763
	ICL Group Ltd.	6,075,970	26,128
	Bezeq The Israeli Telecommunication Corp. Ltd.	17,244,434	19,335
	Azrieli Group Ltd.	307,557	17,969
	First International Bank of Israel Ltd.	435,196	16,528
*	Enlight Renewable Energy Ltd.	987,136	15,604
	Shufersal Ltd.	2,225,740	14,521
	Melisron Ltd.	210,113	13,830
	Phoenix Holdings Ltd.	1,381,387	12,561
	Mivne Real Estate KD Ltd.	5,253,382	12,268
*	Big Shopping Centers Ltd.	115,726	11,098
	Alony Hetz Properties & Investments Ltd.	1,282,214	8,557
	Sapiens International Corp. NV	254,086	8,428
	Energix-Renewable Energies Ltd.	2,201,071	8,230
*	Clal Insurance Enterprises Holdings Ltd.	566,195	7,999
*	Airport City Ltd.	560,038	7,873
	Paz Oil Co. Ltd.	83,029	7,515
	Harel Insurance Investments & Financial Services Ltd.	928,963	7,432
	Amot Investments Ltd.	1,813,853	7,306
	Delek Group Ltd.	65,701	6,923
	Israel Corp. Ltd.	30,911	6,877
	Strauss Group Ltd.	423,083	6,246
	Hilan Ltd.	120,938	6,242
	REIT 1 Ltd.	1,647,498	6,063
*	Shapir Engineering and Industry Ltd.	1,176,500	5,947
	Formula Systems 1985 Ltd.	79,424	5,558
*	Fattal Holdings 1998 Ltd.	54,089	5,544
	FIBI Holdings Ltd.	139,751	5,491
	Isracard Ltd.	1,551,850	5,175
*	OPC Energy Ltd.	711,956	4,987
	Electra Ltd.	14,807	4,940
*	Shikun & Binui Ltd.	2,636,791	4,885
	Matrix IT Ltd.	263,393	4,759
	Menora Mivtachim Holdings Ltd.	194,121	4,650
	Oil Refineries Ltd.	19,763,086	4,559
	Kenon Holdings Ltd.	180,594	4,499
	One Software Technologies Ltd.	354,069	4,284
*	Equital Ltd.	145,712	4,162
	Summit Real Estate Holdings Ltd.	358,458	4,043
	Mega Or Holdings Ltd.	167,882	4,007
	Israel Canada T.R Ltd.	1,255,553	3,966

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Fox Wizel Ltd.	57,240	3,850
	Migdal Insurance & Financial Holdings Ltd.	3,377,723	3,759
*	Ashtrom Group Ltd.	310,858	3,536
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	65,136	3,421
*	Partner Communications Co. Ltd.	845,552	3,402
	Sella Capital Real Estate Ltd.	1,890,618	3,281
	Danel Adir Yeoshua Ltd.	39,633	3,238
	Delta Galil Ltd.	76,731	3,217
*	Perion Network Ltd.	358,295	3,020
*	Cellcom Israel Ltd.	728,343	2,495
	Gav-Yam Lands Corp. Ltd.	323,175	2,125
	AudioCodes Ltd.	205,002	2,116
	Delek Automotive Systems Ltd.	390,557	1,965
*	AFI Properties Ltd.	45,339	1,948
	Elco Ltd.	74,534	1,937
*	G City Ltd.	784,909	1,844
	IDI Insurance Co. Ltd.	60,287	1,554
*	Kamada Ltd.	312,393	1,547
	Maytronics Ltd.	353,966	1,320
	Ashdod Refinery Ltd.	78,167	1,195
			1,085,806
Italy (2.4%)
	UniCredit SpA	13,718,559	507,669
	Intesa Sanpaolo SpA	135,484,650	503,517
	Enel SpA	65,330,376	453,314
	Ferrari NV	987,701	403,073
	Stellantis NV	17,378,722	343,555
	Eni SpA	18,928,979	290,648
	Assicurazioni Generali SpA	10,485,955	261,037
	Prysmian SpA	2,294,384	141,648
	Moncler SpA	1,733,329	106,329
[1]	Terna - Rete Elettrica Nazionale	11,822,496	91,135
	Snam SpA	19,065,630	84,194
	Leonardo SpA	3,364,040	77,941
	FinecoBank Banca Fineco SpA	5,130,739	76,239
	Banco BPM SpA	11,508,755	74,068
	Mediobanca Banca di Credito Finanziario SpA	4,663,370	68,263
	Tenaris SA	3,804,816	58,527
[1,2]	Poste Italiane SpA	3,808,963	48,467
	BPER Banca SpA	8,863,333	44,869
	Recordati Industria Chimica e Farmaceutica SpA	816,534	42,499
*,2	Nexi SpA	6,935,609	42,279
	Amplifon SpA	1,089,528	38,743
	Davide Campari-Milano NV	4,009,587	37,962
	Unipol Gruppo SpA	3,615,018	35,851
	Banca Monte dei Paschi di Siena SpA	7,553,210	35,610
*	Saipem SpA	12,181,456	31,237
[2]	Infrastrutture Wireless Italiane SpA	2,973,021	30,966
	Interpump Group SpA	667,038	29,595
	Buzzi SpA	721,093	29,037
	Brunello Cucinelli SpA	285,049	28,450
	Reply SpA	189,901	28,001
	A2A SpA	12,894,715	25,598
	Banca Mediolanum SpA	2,035,010	22,425
[1]	Hera SpA	6,467,631	22,107
	Banca Popolare di Sondrio SpA	3,039,802	21,718
	Azimut Holding SpA	912,059	21,496
*,1	Telecom Italia SpA (MTAA)	88,350,555	21,132
	Italgas SpA	4,111,714	20,305
[1,2]	Pirelli & C SpA	3,234,137	19,219
	Banca Generali SpA	457,171	18,351
	Iveco Group NV	1,623,695	18,182
	De' Longhi SpA	580,005	18,148
	DiaSorin SpA	179,809	17,887
[2]	BFF Bank SpA	1,462,238	13,877
	Brembo NV	1,215,524	13,350
*	Technoprobe SpA	1,241,777	12,201
[2]	Technogym SpA	1,129,543	11,619
	ERG SpA	459,233	11,512

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Iren SpA	5,376,628	11,188
	Maire SpA	1,345,508	11,175
	SOL SpA	302,160	10,689
	Lottomatica Group SpA	883,960	10,669
[1]	UnipolSai Assicurazioni SpA	3,545,672	9,617
[2]	Anima Holding SpA	1,792,152	8,937
	MFE-MediaForEurope NV Class A	2,568,160	8,855
	Saras SpA	5,092,843	8,804
[2]	Enav SpA	2,121,884	8,436
	Tamburi Investment Partners SpA	842,221	8,412
	Webuild SpA (MTAA)	3,584,175	7,833
[2]	Carel Industries SpA	410,691	7,639
	Sesa SpA	60,361	7,458
	Credito Emiliano SpA	649,229	6,478
[1]	ACEA SpA	359,521	5,819
	Salcef Group SpA	176,283	4,809
	Moltiply Group SpA	130,025	4,751
	Sanlorenzo SpA	113,575	4,703
[1]	Salvatore Ferragamo SpA	534,634	4,539
	El.En. SpA	426,196	4,279
	Banca IFIS SpA	198,072	4,113
*,2	GVS SpA	569,028	4,018
	Piaggio & C SpA	1,351,725	4,015
[2]	RAI Way SpA	750,921	3,956
	Cementir Holding NV	381,584	3,809
[1]	Ariston Holding NV	875,533	3,607
	Italmobiliare SpA	116,385	3,564
	Danieli & C Officine Meccaniche SpA (MTAA)	89,356	3,407
	Zignago Vetro SpA	249,727	3,157
*,1	Juventus Football Club SpA	1,137,881	2,688
[1]	Tinexta SpA	148,906	2,571
	Arnoldo Mondadori Editore SpA	961,382	2,499
	MARR SpA	180,259	2,347
*,1	Fincantieri SpA	377,254	1,829
	Biesse SpA	101,247	1,157
	Alerion Cleanpower SpA	46,878	816
*	Datalogic SpA	134,038	802
	Rizzoli Corriere Della Sera Mediagroup SpA	899,703	710
			4,558,005
Japan (21.1%)
	Toyota Motor Corp.	99,856,178	2,048,795
	Mitsubishi UFJ Financial Group Inc.	91,123,578	983,408
	Sony Group Corp.	10,102,648	860,959
	Hitachi Ltd.	37,300,185	839,863
	Tokyo Electron Ltd.	3,697,881	809,468
	Keyence Corp.	1,638,845	717,286
	Sumitomo Mitsui Financial Group Inc.	10,448,298	701,341
	Recruit Holdings Co. Ltd.	11,905,407	640,596
	Shin-Etsu Chemical Co. Ltd.	16,034,720	623,456
	Mitsubishi Corp.	31,551,754	620,241
	Tokio Marine Holdings Inc.	15,995,661	601,102
	ITOCHU Corp.	11,388,419	559,834
	Daiichi Sankyo Co. Ltd.	15,819,309	549,780
	SoftBank Group Corp.	8,240,856	530,062
	Mitsui & Co. Ltd.	20,954,530	477,902
	Nintendo Co. Ltd.	8,762,190	467,914
	Mizuho Financial Group Inc.	21,330,678	448,955
	Honda Motor Co. Ltd.	40,115,930	431,246
	Hoya Corp.	2,950,828	345,068
	KDDI Corp.	12,957,613	343,267
	Takeda Pharmaceutical Co. Ltd.	12,897,732	334,544
	Fast Retailing Co. Ltd.	1,296,432	327,921
	Daikin Industries Ltd.	2,230,465	310,516
	Murata Manufacturing Co. Ltd.	14,143,215	292,883
	Softbank Corp.	23,042,291	281,807
[1]	Japan Tobacco Inc.	9,937,196	269,094
	Denso Corp.	17,211,160	268,650
	Disco Corp.	702,569	267,608
	Mitsubishi Heavy Industries Ltd.	24,792,890	266,897

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Electric Corp.	16,224,314	259,997
	Oriental Land Co. Ltd.	9,065,190	253,319
	Advantest Corp.	6,217,384	251,965
	MS&AD Insurance Group Holdings Inc.	11,222,492	250,553
	Marubeni Corp.	13,357,503	247,682
	Renesas Electronics Corp.	12,761,687	242,021
	Seven & i Holdings Co. Ltd.	19,255,554	235,306
	FUJIFILM Holdings Corp.	9,691,846	227,339
	Komatsu Ltd.	7,700,543	224,929
	Nippon Telegraph & Telephone Corp.	235,715,175	222,893
	SMC Corp.	466,412	222,225
	FANUC Corp.	7,980,890	219,097
	Sumitomo Corp.	8,610,778	216,319
	Fujitsu Ltd.	13,698,590	214,842
[1]	Canon Inc.	7,899,547	214,296
	Mitsui Fudosan Co. Ltd.	22,538,895	207,446
	ORIX Corp.	9,244,988	204,905
	Dai-ichi Life Holdings Inc.	7,610,650	203,812
	Terumo Corp.	12,006,972	199,138
	Nidec Corp.	4,348,026	195,659
	Chugai Pharmaceutical Co. Ltd.	5,471,552	194,833
	TDK Corp.	3,024,870	186,005
	Bridgestone Corp.	4,706,030	185,697
	NEC Corp.	2,154,722	177,671
	Suzuki Motor Corp.	15,119,636	174,550
	Otsuka Holdings Co. Ltd.	4,036,401	170,525
	Sompo Holdings Inc.	7,694,063	164,835
	Central Japan Railway Co.	7,599,130	164,727
	Lasertec Corp.	721,661	161,999
	Kao Corp.	3,812,443	154,354
	East Japan Railway Co.	9,077,721	151,141
	Astellas Pharma Inc.	15,086,238	148,837
	Olympus Corp.	9,184,777	148,264
	Japan Post Holdings Co. Ltd.	14,685,830	145,973
	Nippon Steel Corp.	6,856,501	145,347
	Mitsubishi Estate Co. Ltd.	9,077,716	142,914
	Panasonic Holdings Corp.	17,225,404	141,601
	Nomura Holdings Inc.	23,758,224	137,235
	Sumitomo Mitsui Trust Holdings Inc.	5,938,760	136,480
	Ajinomoto Co. Inc.	3,833,251	134,912
	Asahi Group Holdings Ltd.	3,811,115	134,855
	Daiwa House Industry Co. Ltd.	5,052,219	128,629
	Aeon Co. Ltd.	5,968,498	127,744
	Resona Holdings Inc.	18,503,017	123,085
	ENEOS Holdings Inc.	23,517,324	121,195
	Kyocera Corp.	10,032,712	115,716
	Kubota Corp.	8,216,650	115,468
	Japan Post Bank Co. Ltd.	12,125,929	115,135
	Toyota Industries Corp.	1,343,343	114,272
	Toyota Tsusho Corp.	5,603,739	109,515
	Nippon Yusen KK	3,715,799	108,415
	Subaru Corp.	5,029,279	106,949
	Inpex Corp.	7,162,363	105,183
	Unicharm Corp.	3,238,462	104,069
	Japan Exchange Group Inc.	4,381,852	102,769
	Kansai Electric Power Co. Inc.	6,103,899	102,495
	Sekisui House Ltd.	4,595,282	102,131
	Secom Co. Ltd.	1,721,202	101,936
	Nomura Research Institute Ltd.	3,498,637	98,884
	Shimano Inc.	639,162	98,779
	Sumitomo Electric Industries Ltd.	6,302,439	98,536
	Sumitomo Realty & Development Co. Ltd.	3,318,188	97,913
	Bandai Namco Holdings Inc.	4,908,746	96,169
	Nitto Denko Corp.	1,185,524	94,032
	Shiseido Co. Ltd.	3,263,302	93,001
	Eisai Co. Ltd.	2,223,862	91,542
	Kikkoman Corp.	7,621,300	88,575
	Daiwa Securities Group Inc.	11,307,416	86,810
	Mitsui OSK Lines Ltd.	2,828,910	85,056
	Kirin Holdings Co. Ltd.	6,517,900	84,196

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Asics Corp.	5,130,160	79,098
	Shionogi & Co. Ltd.	2,019,097	78,641
	Pan Pacific International Holdings Corp.	3,351,638	78,401
	Yaskawa Electric Corp.	2,164,309	78,043
	NTT Data Group Corp.	5,271,592	77,877
	Sysmex Corp.	4,776,870	77,108
	T&D Holdings Inc.	4,191,634	73,216
	West Japan Railway Co.	3,864,810	72,115
	Obic Co. Ltd.	557,421	71,925
	JFE Holdings Inc.	4,929,711	71,149
	Minebea Mitsumi Inc.	3,426,598	70,591
[1]	Yamaha Motor Co. Ltd.	7,472,909	69,474
	Tokyo Gas Co. Ltd.	3,225,778	69,444
	Osaka Gas Co. Ltd.	3,126,476	69,096
	Obayashi Corp.	5,625,334	67,225
	Asahi Kasei Corp.	10,362,408	66,538
*	Tokyo Electric Power Co. Holdings Inc.	12,354,457	66,529
	Idemitsu Kosan Co. Ltd.	10,218,325	66,415
	Nitori Holdings Co. Ltd.	627,237	66,404
	Chubu Electric Power Co. Inc.	5,594,881	66,094
	TOPPAN Holdings Inc.	2,322,172	64,418
	Isuzu Motors Ltd.	4,815,255	64,016
	Dai Nippon Printing Co. Ltd.	1,880,229	63,440
	Kajima Corp.	3,551,669	61,607
	Ebara Corp.	3,837,200	61,203
*	Rakuten Group Inc.	11,707,310	60,649
	SCREEN Holdings Co. Ltd.	666,344	60,410
	Sumitomo Metal Mining Co. Ltd.	1,986,995	60,372
	Toray Industries Inc.	12,685,207	60,163
	Fuji Electric Co. Ltd.	1,050,511	60,027
	Mitsubishi Chemical Group Corp.	10,700,094	59,619
	Konami Group Corp.	797,247	57,644
	SBI Holdings Inc.	2,263,806	57,457
	Shimadzu Corp.	2,246,154	56,298
	Capcom Co. Ltd.	2,967,934	56,144
	Makita Corp.	2,045,337	55,997
	Isetan Mitsukoshi Holdings Ltd.	2,906,440	54,632
	Nippon Paint Holdings Co. Ltd.	8,281,681	54,137
	Concordia Financial Group Ltd.	9,075,335	53,757
	LY Corp.	21,905,310	52,894
	Omron Corp.	1,523,725	52,764
	Taisei Corp.	1,411,261	52,503
	Kawasaki Kisen Kaisha Ltd.	3,521,414	51,352
	Nexon Co. Ltd.	2,746,415	51,095
	Chiba Bank Ltd.	5,583,914	50,050
	Daito Trust Construction Co. Ltd.	481,350	49,825
	Nissan Motor Co. Ltd.	14,657,629	49,762
	Ono Pharmaceutical Co. Ltd.	3,571,306	48,796
	Hankyu Hanshin Holdings Inc.	1,821,041	48,577
	Yokogawa Electric Corp.	1,985,989	48,232
[1]	AGC Inc.	1,475,273	48,003
	Aisin Corp.	1,446,347	47,250
	Kawasaki Heavy Industries Ltd.	1,223,707	46,718
	MEIJI Holdings Co. Ltd.	2,156,574	46,643
	Mazda Motor Corp.	4,789,428	46,175
	Mitsubishi HC Capital Inc. (XTKS)	6,973,041	46,137
	Tokyu Corp.	4,153,157	45,860
	Sekisui Chemical Co. Ltd.	3,276,835	45,491
	Nippon Sanso Holdings Corp.	1,514,901	44,988
	Toyo Suisan Kaisha Ltd.	754,837	44,960
	Nippon Building Fund Inc.	12,778	44,823
	Daifuku Co. Ltd.	2,384,563	44,787
	Sojitz Corp.	1,816,522	44,373
	Fujikura Ltd.	2,219,366	43,920
	Yakult Honsha Co. Ltd.	2,445,850	43,821
	MatsukiyoCocokara & Co.	3,047,373	43,761
[1]	Dentsu Group Inc.	1,726,292	43,710
	Nissin Foods Holdings Co. Ltd.	1,686,937	42,892
	Niterra Co. Ltd.	1,466,476	42,763
	Kyoto Financial Group Inc.	2,385,860	42,627

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Ricoh Co. Ltd.	4,789,206	41,049
	SUMCO Corp.	2,815,821	40,733
	MISUMI Group Inc.	2,317,950	39,778
	Mitsui Chemicals Inc.	1,417,784	39,260
	Kurita Water Industries Ltd.	920,384	39,109
	Hikari Tsushin Inc.	206,779	38,734
	Trend Micro Inc.	945,592	38,543
	Sumitomo Forestry Co. Ltd.	1,173,621	37,623
	Keisei Electric Railway Co. Ltd.	1,158,858	37,475
	Suntory Beverage & Food Ltd.	1,048,517	37,239
	TIS Inc.	1,911,303	37,133
	Ibiden Co. Ltd.	902,683	36,949
	Kyushu Electric Power Co. Inc.	3,581,789	36,949
	Shizuoka Financial Group Inc.	3,790,363	36,641
	Rohm Co. Ltd.	2,713,680	36,276
	Fukuoka Financial Group Inc.	1,346,142	36,250
	Socionext Inc.	1,505,390	35,819
	Kyowa Kirin Co. Ltd.	2,088,301	35,795
	Tohoku Electric Power Co. Inc.	3,957,658	35,774
	Japan Real Estate Investment Corp.	11,173	35,316
	Kobe Steel Ltd.	2,769,854	34,457
	Brother Industries Ltd.	1,944,180	34,342
	Nissan Chemical Corp.	1,078,902	34,293
	Seiko Epson Corp.	2,175,585	34,011
	M3 Inc.	3,548,707	33,954
	Rohto Pharmaceutical Co. Ltd.	1,621,514	33,947
	KDX Realty Investment Corp.	34,636	33,668
	Tokyu Fudosan Holdings Corp.	5,008,497	33,620
	Nomura Real Estate Master Fund Inc.	37,643	33,439
	Otsuka Corp.	1,716,478	33,108
	Resonac Holdings Corp.	1,490,168	32,923
	Ryohin Keikaku Co. Ltd.	1,977,281	32,906
	Kintetsu Group Holdings Co. Ltd.	1,502,910	32,781
	Kuraray Co. Ltd.	2,819,570	32,623
	SG Holdings Co. Ltd.	3,526,471	32,610
	Japan Metropolitan Fund Investment	57,582	32,398
	Nippon Prologis REIT Inc.	20,584	32,128
	IHI Corp.	1,066,590	31,983
	GLP J-Reit	39,045	31,880
	Sanrio Co. Ltd.	1,701,966	31,486
	Mebuki Financial Group Inc.	7,990,731	31,335
	Amada Co. Ltd.	2,785,157	30,967
[1]	Hulic Co. Ltd.	3,474,402	30,882
	Japan Post Insurance Co. Ltd.	1,577,322	30,676
	Tosoh Corp.	2,335,111	30,566
	Hoshizaki Corp.	945,725	30,081
	Sanwa Holdings Corp.	1,630,731	29,926
	Mitsubishi Gas Chemical Co. Inc.	1,534,210	29,430
	Oji Holdings Corp.	7,401,681	29,219
	Azbil Corp.	1,039,508	29,036
	Hamamatsu Photonics KK	1,070,897	28,768
	Daiwa House REIT Investment Corp.	18,724	28,669
	Zensho Holdings Co. Ltd.	748,656	28,542
	TOTO Ltd.	1,210,825	28,526
	USS Co. Ltd.	3,387,062	28,522
	McDonald's Holdings Co. Japan Ltd.	721,800	28,486
	Tobu Railway Co. Ltd.	1,687,627	28,452
[1]	DMG Mori Co. Ltd.	1,045,181	27,339
	Sumitomo Chemical Co. Ltd.	12,667,211	27,199
	Credit Saison Co. Ltd.	1,301,553	27,099
	Hirose Electric Co. Ltd.	244,204	27,079
	Toho Co. Ltd.	925,271	27,068
	Cosmo Energy Holdings Co. Ltd.	531,923	26,851
	Shimizu Corp.	4,730,731	26,659
	Ulvac Inc.	402,038	26,428
[1]	Tokyo Tatemono Co. Ltd.	1,659,732	26,411
	Yamaha Corp.	1,122,518	26,382
	NGK Insulators Ltd.	2,051,687	26,344
	Kyushu Railway Co.	1,212,977	26,331
	Kobe Bussan Co. Ltd.	1,178,874	26,261

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Horiba Ltd.	323,035	26,202
	Taiyo Yuden Co. Ltd.	1,030,848	26,160
[1]	NIPPON EXPRESS HOLDINGS Inc.	561,597	25,991
	Nikon Corp.	2,548,898	25,867
	Odakyu Electric Railway Co. Ltd.	2,647,481	25,678
	Santen Pharmaceutical Co. Ltd.	2,491,402	25,488
	Koito Manufacturing Co. Ltd.	1,843,074	25,409
	Kansai Paint Co. Ltd.	1,557,573	25,184
	Yamato Holdings Co. Ltd.	2,281,081	25,137
	Tokyo Ohka Kogyo Co. Ltd.	916,847	25,017
	NOF Corp.	1,817,303	24,925
	Medipal Holdings Corp.	1,623,956	24,758
	Nisshin Seifun Group Inc.	2,143,919	24,742
	NH Foods Ltd.	823,822	24,740
	Iwatani Corp.	423,482	24,669
	Sumitomo Heavy Industries Ltd.	941,708	24,576
	Yokohama Rubber Co. Ltd.	1,102,419	24,521
	Skylark Holdings Co. Ltd.	1,840,678	24,520
	ANA Holdings Inc.	1,318,488	24,370
	SCSK Corp.	1,211,308	24,234
	Seibu Holdings Inc.	1,734,452	23,969
	Tokyo Seimitsu Co. Ltd.	312,199	23,953
	Haseko Corp.	2,151,462	23,827
	Taiheiyo Cement Corp.	945,403	23,785
	Hitachi Construction Machinery Co. Ltd.	885,418	23,743
	Hachijuni Bank Ltd.	3,612,649	23,730
	Asahi Intecc Co. Ltd.	1,643,195	23,069
	Lixil Corp.	2,180,068	22,978
	ZOZO Inc.	918,729	22,970
	Invincible Investment Corp.	56,479	22,956
	MonotaRO Co. Ltd.	1,953,515	22,879
	BayCurrent Consulting Inc.	1,129,276	22,862
	Nomura Real Estate Holdings Inc.	902,817	22,727
	Advance Residence Investment Corp.	11,133	22,686
	Fuji Soft Inc.	497,274	22,463
	Keio Corp.	961,527	22,324
	Yamazaki Baking Co. Ltd.	1,074,055	22,172
	CyberAgent Inc.	3,511,737	22,009
	United Urban Investment Corp.	24,667	21,899
	Orix JREIT Inc.	21,981	21,783
	J Front Retailing Co. Ltd.	2,078,608	21,697
	Electric Power Development Co. Ltd.	1,376,223	21,516
	Marui Group Co. Ltd.	1,513,028	21,356
	Iyogin Holdings Inc.	2,247,660	20,945
	Kinden Corp.	1,020,572	20,409
	Persol Holdings Co. Ltd.	14,691,170	20,357
	Air Water Inc.	1,482,895	20,150
	Dexerials Corp.	430,547	20,105
	Toyo Seikan Group Holdings Ltd.	1,275,742	20,055
	Kokusai Electric Corp.	681,600	20,041
	Open House Group Co. Ltd.	645,037	19,819
	Suzuken Co. Ltd.	644,756	19,660
	Square Enix Holdings Co. Ltd.	649,914	19,582
	Tokyo Century Corp.	2,077,596	19,534
	Japan Airport Terminal Co. Ltd.	569,796	19,482
	Rinnai Corp.	853,681	19,464
	Daicel Corp.	2,018,199	19,435
	Sohgo Security Services Co. Ltd.	3,323,935	19,425
	Japan Airlines Co. Ltd.	1,223,348	19,329
	Sega Sammy Holdings Inc.	1,300,119	19,316
	Tsuruha Holdings Inc.	339,254	19,285
	Shinko Electric Industries Co. Ltd.	551,559	19,284
	Mitsubishi Materials Corp.	1,045,811	19,210
	Nichirei Corp.	861,940	19,021
	GMO Payment Gateway Inc.	342,550	18,966
	Gunma Bank Ltd.	2,938,397	18,928
	Takashimaya Co. Ltd.	1,116,737	18,860
	Yamaguchi Financial Group Inc.	1,632,410	18,681
	Japan Hotel REIT Investment Corp.	38,678	18,674
	Oracle Corp. Japan	270,470	18,664

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sapporo Holdings Ltd.	520,999	18,307
	Kyushu Financial Group Inc.	3,085,328	18,205
	Toho Gas Co. Ltd.	740,753	18,019
	Hirogin Holdings Inc.	2,310,892	17,965
	THK Co. Ltd.	998,686	17,914
	Nihon Kohden Corp.	1,232,406	17,833
[1]	Kose Corp.	279,646	17,753
	Nagoya Railroad Co. Ltd.	1,622,832	17,747
	Alfresa Holdings Corp.	1,286,040	17,676
	COMSYS Holdings Corp.	907,744	17,523
	Takasago Thermal Engineering Co. Ltd.	490,501	17,479
	Mitsubishi Logistics Corp.	530,476	17,456
	Kewpie Corp.	872,371	17,353
	NSK Ltd.	3,534,079	17,240
	Stanley Electric Co. Ltd.	958,201	17,170
	ADEKA Corp.	840,040	16,985
	Sekisui House REIT Inc.	34,462	16,952
	Fujitec Co. Ltd.	622,734	16,717
	Shimamura Co. Ltd.	366,396	16,684
	77 Bank Ltd.	595,044	16,662
	Nifco Inc.	688,567	16,509
	Chugoku Electric Power Co. Inc.	2,517,481	16,499
	Nagase & Co. Ltd.	839,489	16,479
	Miura Co. Ltd.	812,164	16,476
	EXEO Group Inc.	1,642,288	16,398
	Goldwin Inc.	296,926	16,262
	Macnica Holdings Inc.	384,633	16,163
	Lion Corp.	2,068,754	16,124
	Maruwa Co. Ltd.	67,329	16,120
	Nabtesco Corp.	945,122	16,106
	Jeol Ltd.	354,536	16,100
	Rorze Corp.	81,372	16,077
	Alps Alpine Co. Ltd.	1,673,437	16,046
[1]	Aozora Bank Ltd.	972,500	15,931
	Kobayashi Pharmaceutical Co. Ltd.	484,204	15,725
	Kamigumi Co. Ltd.	758,505	15,670
	Zenkoku Hosho Co. Ltd.	423,443	15,624
	Nippon Accommodations Fund Inc.	3,930	15,622
	Sumitomo Bakelite Co. Ltd.	530,054	15,573
[1]	Japan Prime Realty Investment Corp.	7,679	15,506
	Industrial & Infrastructure Fund Investment Corp.	19,579	15,423
	Iida Group Holdings Co. Ltd.	1,165,338	15,397
	Keikyu Corp.	2,090,164	15,304
	Sankyo Co. Ltd.	1,405,470	15,283
	Sumitomo Rubber Industries Ltd.	1,508,458	15,134
	Nankai Electric Railway Co. Ltd.	908,465	15,099
	BIPROGY Inc.	542,178	15,059
	Nishi-Nippon Financial Holdings Inc.	1,185,327	14,970
	Nippon Electric Glass Co. Ltd.	650,770	14,858
	Kyudenko Corp.	401,301	14,793
	Coca-Cola Bottlers Japan Holdings Inc.	1,174,720	14,767
	TechnoPro Holdings Inc.	900,930	14,756
	Chugin Financial Group Inc.	1,386,582	14,657
	Keihan Holdings Co. Ltd.	816,029	14,636
	Mitsubishi Motors Corp.	5,281,447	14,621
	GS Yuasa Corp.	732,995	14,620
	Mitsui Mining & Smelting Co. Ltd.	455,520	14,597
	Tomy Co. Ltd.	731,104	14,425
	UBE Corp.	816,974	14,401
	Sankyu Inc.	419,806	14,380
	Hakuhodo DY Holdings Inc.	1,963,529	14,373
	LaSalle Logiport REIT	15,503	14,251
	Seino Holdings Co. Ltd.	1,052,090	14,245
	Tsumura & Co.	550,942	14,117
	Towa Corp.	198,615	13,987
	Japan Steel Works Ltd.	524,973	13,983
	Amano Corp.	539,148	13,976
	JGC Holdings Corp.	1,774,557	13,950
	Sundrug Co. Ltd.	548,537	13,839
	Activia Properties Inc.	6,060	13,728

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Food & Life Cos. Ltd.	842,889	13,664
	Dowa Holdings Co. Ltd.	381,147	13,629
	Toyo Tire Corp.	848,467	13,617
	Nichias Corp.	462,974	13,614
	SHO-BOND Holdings Co. Ltd.	378,634	13,570
	Yamato Kogyo Co. Ltd.	277,254	13,538
	Daido Steel Co. Ltd.	1,460,855	13,534
	Nippon Gas Co. Ltd.	895,111	13,516
	Kagome Co. Ltd.	661,646	13,473
	Daiwabo Holdings Co. Ltd.	743,531	13,355
	Sawai Group Holdings Co. Ltd.	328,301	13,322
	Internet Initiative Japan Inc.	895,724	13,269
	Kokuyo Co. Ltd.	787,254	13,225
	JTEKT Corp.	1,889,031	13,201
	Toda Corp.	2,002,310	13,159
	Hokuhoku Financial Group Inc.	1,013,995	13,148
*	Rakuten Bank Ltd.	721,200	13,147
	Furukawa Electric Co. Ltd.	515,937	13,111
	MEITEC Group Holdings Inc.	642,849	13,031
	INFRONEER Holdings Inc.	1,595,491	12,984
	NHK Spring Co. Ltd.	1,292,838	12,968
	Nissui Corp.	2,409,401	12,952
	Teijin Ltd.	1,552,566	12,940
	Casio Computer Co. Ltd.	1,726,366	12,925
	DIC Corp.	676,547	12,875
	Yamada Holdings Co. Ltd.	4,769,300	12,829
	Mitsui Fudosan Logistics Park Inc.	4,685	12,652
	Morinaga Milk Industry Co. Ltd.	600,350	12,632
*	Money Forward Inc.	375,623	12,609
	Yaoko Co. Ltd.	206,278	12,503
	Kakaku.com Inc.	951,906	12,491
	Japan Logistics Fund Inc.	7,484	12,380
	Mizuho Leasing Co. Ltd.	1,766,400	12,369
	AEON REIT Investment Corp.	14,847	12,297
[1]	Mabuchi Motor Co. Ltd.	819,968	12,240
	Toho Holdings Co. Ltd.	463,835	12,165
	Fuyo General Lease Co. Ltd.	158,415	12,132
	Kadokawa Corp.	749,644	12,076
*	Mercari Inc.	969,230	12,040
	NET One Systems Co. Ltd.	656,052	12,039
	Hanwa Co. Ltd.	311,622	11,965
	Nihon M&A Center Holdings Inc.	2,284,084	11,829
	Osaka Soda Co. Ltd.	174,273	11,798
	Cosmos Pharmaceutical Corp.	146,154	11,784
*	PeptiDream Inc.	754,043	11,719
	Kaneka Corp.	443,944	11,691
	Rengo Co. Ltd.	1,799,270	11,675
	Kanematsu Corp.	693,706	11,657
	Hisamitsu Pharmaceutical Co. Inc.	501,963	11,625
	Citizen Watch Co. Ltd.	1,723,317	11,550
	Bic Camera Inc.	1,206,859	11,525
[1]	Frontier Real Estate Investment Corp.	4,210	11,512
	San-In Godo Bank Ltd.	1,282,612	11,511
	Maruichi Steel Tube Ltd.	493,827	11,477
	Comforia Residential REIT Inc.	5,801	11,471
	ABC-Mart Inc.	649,355	11,396
	Harmonic Drive Systems Inc.	402,308	11,382
	Calbee Inc.	589,921	11,344
	Micronics Japan Co. Ltd.	270,005	11,256
	Organo Corp.	218,988	11,253
	Daishi Hokuetsu Financial Group Inc.	350,742	11,253
	NSD Co. Ltd.	581,105	11,163
	Fuji Corp.	701,100	11,138
	Shikoku Electric Power Co. Inc.	1,292,223	11,110
	K's Holdings Corp.	1,174,743	11,068
	Inaba Denki Sangyo Co. Ltd.	451,808	11,061
	NOK Corp.	829,818	11,060
	Tokuyama Corp.	599,629	11,046
	Sugi Holdings Co. Ltd.	800,440	11,000
	Hokkaido Electric Power Co. Inc.	1,474,036	10,980

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mori Hills REIT Investment Corp.	13,309	10,880
[1]	Ezaki Glico Co. Ltd.	416,416	10,830
	Nikkon Holdings Co. Ltd.	477,378	10,828
	Ushio Inc.	824,980	10,762
*	Park24 Co. Ltd.	1,065,742	10,675
	Daiwa Securities Living Investments Corp.	16,222	10,603
	House Foods Group Inc.	596,448	10,555
	Nippon Shokubai Co. Ltd.	1,050,892	10,524
	Canon Marketing Japan Inc.	376,738	10,508
	Konica Minolta Inc.	3,776,037	10,508
[1]	Koei Tecmo Holdings Co. Ltd.	1,210,148	10,505
	Nippon Kayaku Co. Ltd.	1,361,498	10,445
	Tsubakimoto Chain Co.	265,386	10,308
	Welcia Holdings Co. Ltd.	825,684	10,297
	Rakus Co. Ltd.	793,365	10,294
	Nishi-Nippon Railroad Co. Ltd.	638,360	10,267
	Ito En Ltd.	472,612	10,257
	OKUMA Corp.	226,301	10,253
	Yoshinoya Holdings Co. Ltd.	535,651	10,214
	OBIC Business Consultants Co. Ltd.	240,356	10,128
	Suruga Bank Ltd.	1,525,604	10,069
*	Sharp Corp.	1,738,394	10,059
	Morinaga & Co. Ltd.	644,804	10,016
	Sotetsu Holdings Inc.	659,425	10,010
	H2O Retailing Corp.	670,884	9,944
	Takeuchi Manufacturing Co. Ltd.	283,498	9,941
	Fancl Corp.	579,889	9,930
	Takara Holdings Inc.	1,458,096	9,916
	Topcon Corp.	874,623	9,847
	Zeon Corp.	1,181,941	9,835
	Penta-Ocean Construction Co. Ltd.	2,377,051	9,796
	Mitsubishi Estate Logistics REIT Investment Corp.	4,121	9,772
	Ship Healthcare Holdings Inc.	656,745	9,734
	Japan Petroleum Exploration Co. Ltd.	240,065	9,725
	CKD Corp.	489,852	9,720
	Denka Co. Ltd.	718,997	9,696
	Hulic REIT Inc.	10,641	9,673
	Toyoda Gosei Co. Ltd.	545,974	9,648
	TS Tech Co. Ltd.	800,590	9,504
	Hazama Ando Corp.	1,298,901	9,430
	Aica Kogyo Co. Ltd.	431,675	9,416
[1]	Tokai Carbon Co. Ltd.	1,638,314	9,395
	Kandenko Co. Ltd.	873,072	9,389
	Relo Group Inc.	876,381	9,366
	Wacoal Holdings Corp.	332,871	9,331
	Shiga Bank Ltd.	352,411	9,295
	Nakanishi Inc.	585,802	9,275
	Fujimi Inc.	484,305	9,160
	Seven Bank Ltd.	5,457,223	9,154
	Mirait One Corp.	698,572	9,131
	Kotobuki Spirits Co. Ltd.	782,245	9,107
[1]	Aeon Mall Co. Ltd.	767,341	9,072
[1]	Toagosei Co. Ltd.	955,296	9,020
	Okumura Corp.	287,577	8,994
	Nitto Boseki Co. Ltd.	220,523	8,982
	Mori Trust REIT Inc.	20,767	8,970
	Hitachi Zosen Corp.	1,364,345	8,959
	Hokuriku Electric Power Co.	1,409,213	8,944
	NS Solutions Corp.	520,880	8,842
	OSG Corp.	715,389	8,761
	DCM Holdings Co. Ltd.	961,339	8,741
	Sangetsu Corp.	469,841	8,725
	Nippon Shinyaku Co. Ltd.	430,012	8,694
	Anritsu Corp.	1,126,928	8,652
	As One Corp.	480,806	8,594
	NEC Networks & System Integration Corp.	561,444	8,593
[1]	Workman Co. Ltd.	367,100	8,569
	Juroku Financial Group Inc.	285,694	8,517
	Daiseki Co. Ltd.	364,439	8,516
	NTT UD REIT Investment Corp.	11,747	8,501

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Ain Holdings Inc.	227,765	8,492
	Lintec Corp.	397,512	8,488
	Japan Elevator Service Holdings Co. Ltd.	519,757	8,380
	Daihen Corp.	160,634	8,348
*	SHIFT Inc.	91,746	8,321
[1]	Toridoll Holdings Corp.	358,976	8,275
	DTS Corp.	314,002	8,243
	Okamura Corp.	579,639	8,128
	Pigeon Corp.	893,782	8,091
	Okasan Securities Group Inc.	1,621,548	8,081
	Acom Co. Ltd.	3,168,225	8,067
	Resorttrust Inc.	540,120	8,024
	Taikisha Ltd.	241,424	8,010
	Seiko Group Corp.	261,465	8,009
	Yodogawa Steel Works Ltd.	227,571	7,962
	Daiwa Office Investment Corp.	4,496	7,928
	AEON Financial Service Co. Ltd.	963,349	7,919
	Round One Corp.	1,523,041	7,833
	Pilot Corp.	291,924	7,796
	ARE Holdings Inc.	590,926	7,724
	Kureha Corp.	438,112	7,636
	Kyoritsu Maintenance Co. Ltd.	407,488	7,633
	Riken Keiki Co. Ltd.	289,218	7,602
[1]	Japan Excellent Inc.	10,288	7,593
	Hyakugo Bank Ltd.	1,746,174	7,551
	Meidensha Corp.	332,039	7,550
	Nipro Corp.	959,233	7,542
	Seria Co. Ltd.	416,052	7,539
	Mizuno Corp.	152,861	7,528
	Toyota Boshoku Corp.	566,195	7,520
	Kusuri no Aoki Holdings Co. Ltd.	398,006	7,503
	Mitsui High-Tec Inc.	191,535	7,496
	North Pacific Bank Ltd.	2,247,342	7,468
	Duskin Co. Ltd.	326,694	7,465
	Nisshinbo Holdings Inc.	1,111,591	7,445
	Tokyu REIT Inc.	7,667	7,441
[1]	Hokuetsu Corp.	1,123,054	7,397
[1]	Colowide Co. Ltd.	590,044	7,353
	Meiko Electronics Co. Ltd.	163,305	7,342
[1]	NIPPON REIT Investment Corp.	3,557	7,311
	GMO internet group Inc.	476,956	7,294
	SWCC Corp.	236,751	7,278
	PALTAC Corp.	264,619	7,231
	Saizeriya Co. Ltd.	210,727	7,195
	Makino Milling Machine Co. Ltd.	169,933	7,152
	Inabata & Co. Ltd.	325,335	7,148
	Sanken Electric Co. Ltd.	165,738	7,096
	JVCKenwood Corp.	1,224,473	7,094
	NTN Corp.	3,531,339	7,044
	Glory Ltd.	403,072	7,039
	Mitsui E&S Co. Ltd.	771,369	7,021
	Nippon Soda Co. Ltd.	211,975	6,961
	DeNA Co. Ltd.	698,505	6,953
*	Sansan Inc.	644,395	6,941
	Simplex Holdings Inc.	391,805	6,938
	Heiwa Real Estate REIT Inc.	8,446	6,936
[1]	Modec Inc.	383,617	6,935
	Ryoyo Ryosan Holdings Inc.	377,285	6,932
	Paramount Bed Holdings Co. Ltd.	407,838	6,916
	Sumitomo Warehouse Co. Ltd.	423,258	6,903
	Hoshino Resorts REIT Inc.	2,126	6,895
	Max Co. Ltd.	286,984	6,893
	Tadano Ltd.	971,167	6,851
	Daiichikosho Co. Ltd.	661,186	6,823
	Tamron Co. Ltd.	262,482	6,822
	TBS Holdings Inc.	269,262	6,817
	SKY Perfect JSAT Holdings Inc.	1,256,776	6,810
	Financial Partners Group Co. Ltd.	485,608	6,788
	Star Asia Investment Corp.	18,154	6,744
	Ferrotec Holdings Corp.	389,342	6,725

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Namura Shipbuilding Co. Ltd.	448,800	6,719
	Arcs Co. Ltd.	368,768	6,682
	Descente Ltd.	317,772	6,679
*	Nxera Pharma Co. Ltd.	671,100	6,672
	Japan Securities Finance Co. Ltd.	665,938	6,640
	Izumi Co. Ltd.	330,481	6,626
	EDION Corp.	654,068	6,618
	SBI Sumishin Net Bank Ltd.	348,300	6,618
	Japan Material Co. Ltd.	477,588	6,607
	Monex Group Inc.	1,450,741	6,584
[1]	Nomura Micro Science Co. Ltd.	243,600	6,575
	Heiwa Real Estate Co. Ltd.	268,205	6,565
	Sumitomo Osaka Cement Co. Ltd.	267,262	6,543
	Tokai Tokyo Financial Holdings Inc.	1,819,704	6,529
	Fuji Oil Holdings Inc.	370,765	6,513
	Tokyo Steel Manufacturing Co. Ltd.	639,615	6,503
	Toei Animation Co. Ltd.	418,100	6,477
	Tokyo Kiraboshi Financial Group Inc.	215,840	6,455
	Aichi Financial Group Inc.	384,485	6,449
	Joyful Honda Co. Ltd.	463,849	6,434
	Kaken Pharmaceutical Co. Ltd.	268,006	6,416
	Toei Co. Ltd.	271,330	6,416
	Nishimatsu Construction Co. Ltd.	228,098	6,404
	Infocom Corp.	169,765	6,397
	C Uyemura & Co. Ltd.	91,900	6,384
	Mani Inc.	513,892	6,360
	H.U. Group Holdings Inc.	435,753	6,353
	Dentsu Soken Inc.	189,790	6,240
	Leopalace21 Corp.	1,943,540	6,233
	Takuma Co. Ltd.	603,239	6,229
	Fuji Kyuko Co. Ltd.	309,658	6,178
	Toyo Ink SC Holdings Co. Ltd.	294,515	6,173
	Jaccs Co. Ltd.	212,523	6,159
	Kumagai Gumi Co. Ltd.	268,050	6,152
	Kissei Pharmaceutical Co. Ltd.	302,658	6,136
	Senko Group Holdings Co. Ltd.	869,165	6,105
	Nihon Parkerizing Co. Ltd.	748,526	6,098
	Nippn Corp.	417,719	6,079
	Fujitsu General Ltd.	465,801	6,040
	Fukuyama Transporting Co. Ltd.	243,231	6,011
	San-Ai Obbli Co. Ltd.	464,287	5,976
	Mixi Inc.	314,983	5,952
	TOKAI Holdings Corp.	965,987	5,919
	Tri Chemical Laboratories Inc.	217,359	5,918
	Hokkoku Financial Holdings Inc.	178,553	5,895
	Kiyo Bank Ltd.	498,827	5,873
	Aiful Corp.	2,453,047	5,831
	Nanto Bank Ltd.	259,731	5,783
*	Hino Motors Ltd.	2,214,507	5,776
	Taiyo Holdings Co. Ltd.	271,759	5,773
	Create Restaurants Holdings Inc.	836,418	5,731
	Nippon Light Metal Holdings Co. Ltd.	511,298	5,731
	FP Corp.	381,138	5,730
	Fukuoka REIT Corp.	5,847	5,726
	ARCLANDS Corp.	473,313	5,725
	Sakata Seed Corp.	264,893	5,690
	Maruha Nichiro Corp.	287,988	5,677
	Open Up Group Inc.	458,546	5,665
	Itoham Yonekyu Holdings Inc.	211,402	5,662
	UACJ Corp.	236,198	5,662
	Senshu Ikeda Holdings Inc.	2,252,968	5,637
	Chilled & Frozen Logistics Holdings Co. Ltd.	158,284	5,636
	Kato Sangyo Co. Ltd.	209,421	5,616
	Musashino Bank Ltd.	273,163	5,602
[1]	Royal Holdings Co. Ltd.	352,580	5,581
	Nisshin Oillio Group Ltd.	184,773	5,574
	Heiwa Corp.	431,718	5,562
	Global One Real Estate Investment Corp.	8,765	5,562
	Megmilk Snow Brand Co. Ltd.	342,994	5,552
	Tocalo Co. Ltd.	430,803	5,541

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mitsubishi Pencil Co. Ltd.	352,376	5,533
	Noritake Co. Ltd.	221,296	5,481
	Hosiden Corp.	405,990	5,455
	Iino Kaiun Kaisha Ltd.	678,579	5,430
	KYB Corp.	159,166	5,383
	Mitsui-Soko Holdings Co. Ltd.	180,067	5,369
	Seiren Co. Ltd.	358,969	5,365
	GungHo Online Entertainment Inc.	317,518	5,353
	Mitsubishi Logisnext Co. Ltd.	535,413	5,349
	Kaga Electronics Co. Ltd.	148,107	5,323
	Bunka Shutter Co. Ltd.	480,978	5,295
	Toyo Construction Co. Ltd.	590,340	5,292
	Justsystems Corp.	282,460	5,282
	Bank of Nagoya Ltd.	108,944	5,280
	Nojima Corp.	524,384	5,274
	SMS Co. Ltd.	414,989	5,271
	Tokai Rika Co. Ltd.	389,641	5,256
	Daiei Kankyo Co. Ltd.	307,500	5,229
	Fuji Seal International Inc.	339,530	5,224
	Arata Corp.	237,686	5,224
	JMDC Inc.	251,800	5,219
	Awa Bank Ltd.	291,699	5,158
	Shoei Co. Ltd.	419,972	5,127
	Tsurumi Manufacturing Co. Ltd.	169,346	5,126
*	Appier Group Inc.	681,200	5,120
	Valor Holdings Co. Ltd.	331,535	5,085
[1]	Pola Orbis Holdings Inc.	625,787	5,082
	TKC Corp.	234,812	5,078
	Adastria Co. Ltd.	223,497	5,042
	JAFCO Group Co. Ltd.	426,113	5,040
	Japan Aviation Electronics Industry Ltd.	310,066	5,012
	MCJ Co. Ltd.	528,626	4,971
	Ichigo Office REIT Investment Corp.	9,666	4,967
	Autobacs Seven Co. Ltd.	511,663	4,958
	Trusco Nakayama Corp.	323,484	4,958
	Fukuda Denshi Co. Ltd.	116,682	4,944
	Eizo Corp.	162,677	4,938
	Starts Corp. Inc.	231,937	4,910
	Nishimatsuya Chain Co. Ltd.	368,275	4,909
	Sanki Engineering Co. Ltd.	369,366	4,905
	Shochiku Co. Ltd.	82,914	4,867
	Funai Soken Holdings Inc.	340,232	4,859
	Toyo Tanso Co. Ltd.	115,478	4,856
	Nichiha Corp.	227,543	4,851
	Ariake Japan Co. Ltd.	148,530	4,838
[1]	Monogatari Corp.	228,262	4,816
	Komeri Co. Ltd.	220,403	4,808
[1]	KFC Holdings Japan Ltd.	118,881	4,804
	Kohnan Shoji Co. Ltd.	184,147	4,786
[1]	Noritsu Koki Co. Ltd.	172,279	4,781
	Wacom Co. Ltd.	1,012,135	4,774
	Toyobo Co. Ltd.	726,115	4,767
	Exedy Corp.	258,760	4,755
	Ohsho Food Service Corp.	88,288	4,744
	Kitz Corp.	666,261	4,722
	Gunze Ltd.	131,406	4,707
	Hankyu Hanshin REIT Inc.	5,729	4,697
	JCU Corp.	188,436	4,696
	Mitsubishi Shokuhin Co. Ltd.	137,112	4,667
	Yamazen Corp.	526,244	4,661
	KOMEDA Holdings Co. Ltd.	275,406	4,657
	Ichibanya Co. Ltd.	674,230	4,646
	Nippon Paper Industries Co. Ltd.	775,847	4,629
	Okinawa Cellular Telephone Co.	188,163	4,597
	Yuasa Trading Co. Ltd.	129,911	4,594
	Topre Corp.	346,608	4,586
	Raito Kogyo Co. Ltd.	350,905	4,583
	Shibaura Machine Co. Ltd.	190,048	4,564
	UT Group Co. Ltd.	223,366	4,558
	Chugoku Marine Paints Ltd.	359,174	4,556

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hyakujushi Bank Ltd.	214,398	4,552
	Digital Garage Inc.	294,552	4,545
	Mitsuboshi Belting Ltd.	161,261	4,541
*	M&A Research Institute Holdings Inc.	181,613	4,537
	Nextage Co. Ltd.	303,583	4,528
	Showa Sangyo Co. Ltd.	230,257	4,515
	Totetsu Kogyo Co. Ltd.	226,139	4,502
	Noevir Holdings Co. Ltd.	128,284	4,497
	San-A Co. Ltd.	142,335	4,477
	Oki Electric Industry Co. Ltd.	705,397	4,472
	Nitto Kogyo Corp.	204,701	4,463
	Ogaki Kyoritsu Bank Ltd.	311,640	4,454
	Amvis Holdings Inc.	311,815	4,451
	Dai-Dan Co. Ltd.	231,892	4,444
	SOSiLA Logistics REIT Inc.	6,066	4,441
	Dip Corp.	259,789	4,421
	MOS Food Services Inc.	195,969	4,412
	Matsui Securities Co. Ltd.	844,572	4,409
	Central Glass Co. Ltd.	188,290	4,404
	Taihei Dengyo Kaisha Ltd.	132,740	4,400
	Token Corp.	59,356	4,394
	Katitas Co. Ltd.	405,663	4,391
*,1	Anycolor Inc.	254,800	4,386
	Riso Kagaku Corp.	206,578	4,384
[1]	CRE Logistics REIT Inc.	4,913	4,383
	Systena Corp.	2,240,398	4,382
	Sakata INX Corp.	388,548	4,376
	FCC Co. Ltd.	297,447	4,359
	ASKUL Corp.	320,202	4,349
	Sinfonia Technology Co. Ltd.	204,275	4,343
	Keiyo Bank Ltd.	790,678	4,337
	Ai Holdings Corp.	291,782	4,328
	Nippon Pillar Packing Co. Ltd.	128,749	4,312
	Advance Logistics Investment Corp.	5,764	4,308
	Ichigo Inc.	1,712,016	4,280
[1]	Create SD Holdings Co. Ltd.	190,104	4,277
	Musashi Seimitsu Industry Co. Ltd.	363,367	4,267
	Yokogawa Bridge Holdings Corp.	252,971	4,265
	Fuji Media Holdings Inc.	371,733	4,259
*,1	Atom Corp.	945,940	4,253
	Nissha Co. Ltd.	333,832	4,240
	Restar Corp.	212,727	4,237
	Maruzen Showa Unyu Co. Ltd.	123,446	4,216
	Kanamoto Co. Ltd.	228,437	4,214
	Sun Corp.	145,200	4,208
	Transcosmos Inc.	193,761	4,191
	Nagawa Co. Ltd.	81,853	4,190
	Mirai Corp.	14,889	4,155
	KH Neochem Co. Ltd.	290,545	4,154
	Npr Riken Corp.	235,626	4,146
	Toshiba TEC Corp.	191,888	4,114
	Hiday Hidaka Corp.	220,085	4,112
	Bando Chemical Industries Ltd.	325,685	4,077
	TOMONY Holdings Inc.	1,547,704	4,073
	Kura Sushi Inc.	160,730	4,054
	Chudenko Corp.	201,846	4,051
	Sinko Industries Ltd.	156,938	4,049
[1]	Sakura Internet Inc.	148,200	4,037
	Takara Standard Co. Ltd.	372,437	4,028
	Idec Corp.	218,171	4,026
	Japan Wool Textile Co. Ltd.	474,627	4,021
*	Medley Inc.	179,100	4,011
	Premium Group Co. Ltd.	295,000	3,983
[1]	Furuya Metal Co. Ltd.	146,100	3,972
	Shibaura Mechatronics Corp.	75,100	3,971
	Kurabo Industries Ltd.	127,038	3,957
	Life Corp.	161,102	3,949
	Fuso Chemical Co. Ltd.	153,574	3,933
	PAL GROUP Holdings Co. Ltd.	346,580	3,902
	Shinmaywa Industries Ltd.	439,511	3,893

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tokyo Electron Device Ltd.	145,167	3,882
	ZERIA Pharmaceutical Co. Ltd.	294,918	3,879
	Towa Pharmaceutical Co. Ltd.	211,362	3,865
	Nagaileben Co. Ltd.	233,381	3,848
	YAMABIKO Corp.	269,654	3,845
	Mitsuuroko Group Holdings Co. Ltd.	347,914	3,819
	Japan Lifeline Co. Ltd.	539,419	3,804
	Yonex Co. Ltd.	313,159	3,802
	Kumiai Chemical Industry Co. Ltd.	757,116	3,793
	SAMTY HOLDINGS Co. Ltd.	244,885	3,790
	en japan Inc.	231,904	3,784
	Elecom Co. Ltd.	371,948	3,782
	Heiwado Co. Ltd.	250,592	3,777
	Central Automotive Products Ltd.	113,847	3,777
	Mochida Pharmaceutical Co. Ltd.	193,862	3,760
	Nitta Corp.	146,700	3,756
	Ricoh Leasing Co. Ltd.	113,253	3,751
	Daio Paper Corp.	676,327	3,744
	IDOM Inc.	430,895	3,742
	Wakita & Co. Ltd.	346,068	3,730
	Nissin Corp.	124,854	3,725
	Morita Holdings Corp.	318,646	3,720
	Fukushima Galilei Co. Ltd.	89,843	3,719
*,1	Fujita Kanko Inc.	61,327	3,714
	Nippon Seiki Co. Ltd.	404,250	3,712
	Kyorin Pharmaceutical Co. Ltd.	349,906	3,705
	Nichicon Corp.	494,215	3,701
	U-Next Holdings Co. Ltd.	131,744	3,701
	Itoki Corp.	344,800	3,692
	Star Micronics Co. Ltd.	279,020	3,674
	Shibuya Corp.	164,721	3,672
	Kosaido Holdings Co. Ltd.	949,800	3,657
	Kyokuto Kaihatsu Kogyo Co. Ltd.	233,467	3,656
[1]	Earth Corp.	121,635	3,645
	Uchida Yoko Co. Ltd.	69,265	3,614
	Aeon Delight Co. Ltd.	144,862	3,598
	Hogy Medical Co. Ltd.	145,908	3,594
	T Hasegawa Co. Ltd.	171,526	3,593
	Takara Leben Real Estate Investment Corp.	5,784	3,583
	Belc Co. Ltd.	75,602	3,580
	Nippon Densetsu Kogyo Co. Ltd.	290,455	3,580
	Maeda Kosen Co. Ltd.	338,954	3,575
[1]	Toyo Gosei Co. Ltd.	56,494	3,556
	Prima Meat Packers Ltd.	239,479	3,554
	Aoyama Trading Co. Ltd.	382,272	3,541
	TPR Co. Ltd.	220,475	3,513
	Eiken Chemical Co. Ltd.	250,734	3,506
	Zojirushi Corp.	363,753	3,502
	Itochu Enex Co. Ltd.	369,174	3,498
*	Sumitomo Pharma Co. Ltd.	1,384,701	3,490
	Fujimori Kogyo Co. Ltd.	131,720	3,486
	Strike Co. Ltd.	121,106	3,476
	Menicon Co. Ltd.	421,377	3,468
	Tsugami Corp.	358,107	3,465
	Daiichi Jitsugyo Co. Ltd.	227,369	3,454
	Senshu Electric Co. Ltd.	102,518	3,451
	Konoike Transport Co. Ltd.	230,760	3,443
	Argo Graphics Inc.	115,201	3,441
*,1	HIS Co. Ltd.	340,244	3,436
[1]	Tsuburaya Fields Holdings Inc.	320,358	3,436
	Onward Holdings Co. Ltd.	881,370	3,422
	TSI Holdings Co. Ltd.	568,349	3,406
	Okamoto Industries Inc.	108,678	3,395
	Nichireki Co. Ltd.	219,102	3,391
	Tosei Corp.	223,202	3,387
	Fuji Co. Ltd.	268,418	3,375
	Pacific Industrial Co. Ltd.	357,341	3,371
	Infomart Corp.	1,744,712	3,365
	Yellow Hat Ltd.	234,633	3,360
	Torishima Pump Manufacturing Co. Ltd.	169,694	3,354

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	euglena Co. Ltd.	993,225	3,352
	Hamakyorex Co. Ltd.	121,609	3,345
	Maxell Ltd.	300,591	3,343
	Megachips Corp.	131,065	3,332
	Milbon Co. Ltd.	160,719	3,324
	Sanyo Denki Co. Ltd.	73,096	3,322
	Toa Corp.	522,564	3,315
	Oiles Corp.	227,466	3,313
	Nikkiso Co. Ltd.	457,886	3,297
	ASAHI YUKIZAI Corp.	100,987	3,294
	Vital KSK Holdings Inc.	388,215	3,294
	Optorun Co. Ltd.	261,005	3,294
	Nomura Co. Ltd.	608,457	3,291
	Nishio Holdings Co. Ltd.	127,285	3,283
	Konishi Co. Ltd.	400,088	3,254
	One REIT Inc.	2,028	3,235
	ESPEC Corp.	162,672	3,230
	Nachi-Fujikoshi Corp.	147,826	3,229
[1]	Sumiseki Holdings Inc.	379,600	3,214
	Mitani Sekisan Co. Ltd.	85,437	3,213
	T-Gaia Corp.	168,211	3,204
	AZ-COM Maruwa Holdings Inc.	439,082	3,199
	Toho Bank Ltd.	1,550,882	3,195
	Marusan Securities Co. Ltd.	470,619	3,190
	Nittetsu Mining Co. Ltd.	100,576	3,188
	Iriso Electronics Co. Ltd.	167,233	3,176
	Nippon Signal Company Ltd.	483,241	3,171
	Kisoji Co. Ltd.	194,219	3,142
	Nissan Shatai Co. Ltd.	514,241	3,140
	Nippon Yakin Kogyo Co. Ltd.	109,837	3,134
	Sekisui Jushi Corp.	220,823	3,133
[1]	Union Tool Co.	79,241	3,131
	Raiznext Corp.	270,600	3,123
	Prestige International Inc.	711,411	3,118
	Totech Corp.	196,200	3,113
	Orient Corp.	484,369	3,109
	Shikoku Kasei Holdings Corp.	232,915	3,104
*	RENOVA Inc.	501,579	3,099
[1]	Hioki EE Corp.	73,412	3,093
	Integrated Design & Engineering Holdings Co. Ltd.	117,004	3,093
	Ryobi Ltd.	214,711	3,074
	Furukawa Co. Ltd.	262,216	3,066
	Ringer Hut Co. Ltd.	215,641	3,056
	Sumitomo Mitsui Construction Co. Ltd.	1,222,516	3,052
[1]	Tokyotokeiba Co. Ltd.	120,882	3,049
	Takasago International Corp.	123,491	3,034
	Joshin Denki Co. Ltd.	182,708	3,015
	Axial Retailing Inc.	470,276	3,000
*	PKSHA Technology Inc.	134,766	2,996
	Fujibo Holdings Inc.	95,748	2,991
	JINS Holdings Inc.	122,534	2,987
	Hibiya Engineering Ltd.	134,152	2,986
	Osaka Organic Chemical Industry Ltd.	125,562	2,974
	MEC Co. Ltd.	103,094	2,972
	Teikoku Sen-I Co. Ltd.	179,431	2,971
	Nafco Co. Ltd.	155,600	2,967
	Nichiden Corp.	132,283	2,966
	Sun Frontier Fudousan Co. Ltd.	234,357	2,951
	Shoei Foods Corp.	100,864	2,934
[1]	Noritz Corp.	267,790	2,933
	BML Inc.	162,730	2,919
	Valqua Ltd.	127,773	2,919
	Retail Partners Co. Ltd.	268,335	2,915
	Nippon Carbon Co. Ltd.	89,788	2,903
	Hirata Corp.	69,974	2,899
	Yamanashi Chuo Bank Ltd.	220,627	2,893
	Komori Corp.	340,050	2,883
	West Holdings Corp.	177,600	2,880
	Zuken Inc.	109,166	2,875
	Shin-Etsu Polymer Co. Ltd.	305,125	2,874

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Lifedrink Co. Inc.	68,799	2,873
	Procrea Holdings Inc.	235,636	2,872
	Kameda Seika Co. Ltd.	108,730	2,871
	Doutor Nichires Holdings Co. Ltd.	205,376	2,860
	Shizuoka Gas Co. Ltd.	477,572	2,846
	Shin Nippon Air Technologies Co. Ltd.	113,853	2,822
	Hokuetsu Industries Co. Ltd.	188,600	2,815
	Yamae Group Holdings Co. Ltd.	181,100	2,809
	AOKI Holdings Inc.	337,325	2,807
	Yurtec Corp.	301,557	2,800
	Tokyu Construction Co. Ltd.	583,566	2,797
	Hakuto Co. Ltd.	86,757	2,777
	Optex Group Co. Ltd.	262,787	2,771
	TOA ROAD Corp.	338,460	2,764
	Future Corp.	289,776	2,763
	Nohmi Bosai Ltd.	182,281	2,761
	Sintokogio Ltd.	384,346	2,758
	Ishihara Sangyo Kaisha Ltd.	271,297	2,754
	Tamura Corp.	616,561	2,754
	CTI Engineering Co. Ltd.	86,200	2,749
	Tachibana Eletech Co. Ltd.	144,106	2,748
	Bell System24 Holdings Inc.	275,203	2,747
	Miyazaki Bank Ltd.	123,729	2,742
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,741
	Mitsui DM Sugar Holdings Co. Ltd.	129,584	2,740
	Sumitomo Riko Co. Ltd.	295,709	2,732
	Keihanshin Building Co. Ltd.	260,962	2,730
	Mimasu Semiconductor Industry Co. Ltd.	118,073	2,719
	OSAKA Titanium Technologies Co. Ltd.	157,480	2,711
	Japan Transcity Corp.	401,788	2,711
	Tenma Corp.	156,661	2,707
	Doshisha Co. Ltd.	183,236	2,699
	Press Kogyo Co. Ltd.	668,639	2,699
[1]	Tama Home Co. Ltd.	110,433	2,697
	Kamei Corp.	182,592	2,693
	Anicom Holdings Inc.	642,080	2,689
	Piolax Inc.	183,781	2,674
[1]	Enplas Corp.	53,490	2,672
	Oyo Corp.	151,103	2,662
	Okinawa Financial Group Inc.	161,498	2,662
	JBCC Holdings Inc.	116,700	2,662
[1]	K&O Energy Group Inc.	111,952	2,660
	Cybozu Inc.	213,632	2,653
	San ju San Financial Group Inc.	198,247	2,653
	Oita Bank Ltd.	119,222	2,645
	Tachi-S Co. Ltd.	216,032	2,645
	Fukui Bank Ltd.	183,695	2,644
	Chubu Steel Plate Co. Ltd.	139,400	2,623
	Futaba Industrial Co. Ltd.	476,128	2,622
	Change Holdings Inc.	349,089	2,620
	Eagle Industry Co. Ltd.	217,549	2,614
	United Arrows Ltd.	211,136	2,613
	S Foods Inc.	143,888	2,611
	RS Technologies Co. Ltd.	119,230	2,604
	Meisei Industrial Co. Ltd.	322,723	2,590
	Mirai Industry Co. Ltd.	104,400	2,589
	Starts Proceed Investment Corp.	2,079	2,588
	NS United Kaiun Kaisha Ltd.	81,827	2,581
	Sumitomo Densetsu Co. Ltd.	113,058	2,576
	Furuno Electric Co. Ltd.	197,638	2,575
	Bank of the Ryukyus Ltd.	319,805	2,571
	Obara Group Inc.	98,792	2,567
	Shima Seiki Manufacturing Ltd.	242,907	2,558
	Okinawa Electric Power Co. Inc.	367,163	2,547
	Shinagawa Refractories Co. Ltd.	205,044	2,543
	Hosokawa Micron Corp.	96,586	2,542
	Roland Corp.	99,918	2,530
	Computer Engineering & Consulting Ltd.	189,504	2,525
	Genky DrugStores Co. Ltd.	140,320	2,521
	SIGMAXYZ Holdings Inc.	254,692	2,519

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tsukishima Holdings Co. Ltd.	271,406	2,514
	Matsuyafoods Holdings Co. Ltd.	67,483	2,508
	WingArc1st Inc.	148,248	2,508
	Japan Pulp & Paper Co. Ltd.	66,063	2,501
	Anest Iwata Corp.	243,765	2,495
*,1	Chiyoda Corp.	1,323,764	2,492
	Avex Inc.	292,891	2,490
	Mars Group Holdings Corp.	105,096	2,487
	Takara Bio Inc.	361,023	2,480
	Saibu Gas Holdings Co. Ltd.	197,537	2,476
	Nippon Kanzai Holdings Co. Ltd.	146,541	2,473
	Torii Pharmaceutical Co. Ltd.	107,384	2,457
	Unipres Corp.	292,605	2,452
[1]	United Super Markets Holdings Inc.	450,501	2,452
	Happinet Corp.	117,520	2,443
	Sumitomo Seika Chemicals Co. Ltd.	73,478	2,435
[1]	KeePer Technical Laboratory Co. Ltd.	95,533	2,435
	Aida Engineering Ltd.	427,940	2,427
	SBS Holdings Inc.	145,393	2,426
	Broadleaf Co. Ltd.	669,028	2,424
	Plus Alpha Consulting Co. Ltd.	205,253	2,422
	I'll Inc.	156,885	2,420
	DyDo Group Holdings Inc.	145,298	2,419
[1]	Vision Inc.	312,607	2,416
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	113,140	2,412
	Sanyo Special Steel Co. Ltd.	180,983	2,408
	Aeon Hokkaido Corp.	426,122	2,406
	Sato Holdings Corp.	178,558	2,403
	Curves Holdings Co. Ltd.	491,945	2,398
	GLOBERIDE Inc.	179,031	2,385
	Tosei REIT Investment Corp.	2,757	2,385
	Komehyo Holdings Co. Ltd.	85,700	2,384
	Godo Steel Ltd.	74,351	2,380
	TechMatrix Corp.	190,758	2,379
	Asahi Diamond Industrial Co. Ltd.	385,774	2,378
	Sala Corp.	438,400	2,373
	Chofu Seisakusho Co. Ltd.	171,862	2,363
	Kurimoto Ltd.	80,844	2,363
	Mirarth Holdings Inc.	728,445	2,354
	eGuarantee Inc.	258,075	2,335
*	SRE Holdings Corp.	77,664	2,335
	FP Partner Inc.	127,523	2,328
	Starzen Co. Ltd.	123,860	2,327
[1]	Toho Titanium Co. Ltd.	259,644	2,324
	Yokorei Co. Ltd.	354,668	2,320
*	Raksul Inc.	391,492	2,318
	Krosaki Harima Corp.	133,060	2,316
	Trancom Co. Ltd.	56,799	2,311
	Aisan Industry Co. Ltd.	262,983	2,301
	VT Holdings Co. Ltd.	719,577	2,286
	Asanuma Corp.	97,000	2,285
	Takamatsu Construction Group Co. Ltd.	117,882	2,275
	Digital Arts Inc.	80,685	2,270
	Yokowo Co. Ltd.	173,324	2,270
	ES-Con Japan Ltd.	343,651	2,268
	Kyoei Steel Ltd.	173,132	2,263
	Ehime Bank Ltd.	275,670	2,260
	TV Asahi Holdings Corp.	168,903	2,249
	Nissei ASB Machine Co. Ltd.	65,120	2,247
	Topy Industries Ltd.	144,651	2,245
	Sinanen Holdings Co. Ltd.	73,806	2,244
	Samty Residential Investment Corp.	3,422	2,244
	Bank of Iwate Ltd.	124,973	2,235
	Canon Electronics Inc.	158,603	2,233
	Matsuya Co. Ltd.	319,747	2,231
[1]	Altech Corp.	141,900	2,231
	Health Care & Medical Investment Corp.	2,779	2,229
	Nippon Ceramic Co. Ltd.	140,315	2,224
	Sakai Moving Service Co. Ltd.	139,012	2,207
	Comture Corp.	193,049	2,198

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Toenec Corp.	58,923	2,197
	Shinnihon Corp.	214,048	2,182
	Halows Co. Ltd.	78,294	2,179
[1]	Pack Corp.	91,967	2,177
	Denyo Co. Ltd.	119,417	2,172
	Koa Corp.	224,807	2,171
	Yahagi Construction Co. Ltd.	207,929	2,170
	Siix Corp.	270,574	2,167
	Kanto Denka Kogyo Co. Ltd.	362,872	2,165
	Riken Vitamin Co. Ltd.	125,418	2,161
	Nippon Thompson Co. Ltd.	544,092	2,150
	Tanseisha Co. Ltd.	343,079	2,146
	Chubu Shiryo Co. Ltd.	211,910	2,139
	JM Holdings Co. Ltd.	117,219	2,131
	Riken Technos Corp.	320,819	2,125
	Daikokutenbussan Co. Ltd.	39,768	2,116
	Sakai Chemical Industry Co. Ltd.	112,092	2,116
	Shikoku Bank Ltd.	277,142	2,109
	METAWATER Co. Ltd.	173,035	2,107
	Seikitokyu Kogyo Co. Ltd.	192,800	2,105
	Tokai Corp.	146,368	2,104
	Arisawa Manufacturing Co. Ltd.	207,500	2,103
	Akita Bank Ltd.	126,125	2,093
	Mandom Corp.	277,541	2,089
	Alconix Corp.	214,329	2,088
	Goldcrest Co. Ltd.	124,153	2,084
	Katakura Industries Co. Ltd.	155,310	2,082
	Aichi Steel Corp.	93,785	2,063
	G-Tekt Corp.	169,201	2,060
	Seika Corp.	74,664	2,056
[1]	Kappa Create Co. Ltd.	189,239	2,031
	Tonami Holdings Co. Ltd.	49,874	2,024
	TRE Holdings Corp.	250,081	2,023
	Fujicco Co. Ltd.	174,244	2,016
	Geo Holdings Corp.	193,648	2,011
	Sanyo Chemical Industries Ltd.	81,020	2,008
	Fixstars Corp.	163,650	2,005
	Mitsuba Corp.	280,625	2,003
	Oriental Shiraishi Corp.	887,876	2,003
	Yondoshi Holdings Inc.	163,459	1,985
	Kyokuyo Co. Ltd.	78,016	1,984
	J Trust Co. Ltd.	782,285	1,981
[1]	Daikoku Denki Co. Ltd.	77,900	1,976
	Hokuto Corp.	166,912	1,975
	Hokkaido Gas Co. Ltd.	91,986	1,973
[1]	PHC Holdings Corp.	269,398	1,970
	Tochigi Bank Ltd.	852,633	1,968
[1]	Septeni Holdings Co. Ltd.	852,200	1,962
	Nippon Fine Chemical Co. Ltd.	113,601	1,961
	Daiwa Industries Ltd.	205,518	1,960
	Koshidaka Holdings Co. Ltd.	360,116	1,940
	Ines Corp.	168,450	1,938
*,1	Fujio Food Group Inc.	216,873	1,937
	Fukuda Corp.	53,135	1,936
	Teikoku Electric Manufacturing Co. Ltd.	122,768	1,929
	France Bed Holdings Co. Ltd.	244,175	1,924
*	Nippon Sheet Glass Co. Ltd.	729,843	1,923
	Pasona Group Inc.	145,892	1,919
	Akatsuki Inc.	116,402	1,918
	gremz Inc.	119,555	1,916
	ESCON Japan REIT Investment Corp.	2,511	1,913
	Sumida Corp.	266,273	1,911
	Daiki Aluminium Industry Co. Ltd.	240,880	1,911
	Stella Chemifa Corp.	70,695	1,910
	Hodogaya Chemical Co. Ltd.	55,718	1,900
	Sankei Real Estate Inc.	3,589	1,900
	HI-LEX Corp.	207,691	1,900
*	Nippon Chemi-Con Corp.	185,572	1,896
	Aiphone Co. Ltd.	97,945	1,888
	KPP Group Holdings Co. Ltd.	372,700	1,882

Developed Markets Index Fund
		Shares	Market Value• ($000)
	TOC Co. Ltd.	408,712	1,881
	Tekken Corp.	115,488	1,880
	Itochu-Shokuhin Co. Ltd.	42,613	1,869
	Matsuda Sangyo Co. Ltd.	102,237	1,869
	Gree Inc.	561,894	1,869
	Transaction Co. Ltd.	154,400	1,862
	Yamagata Bank Ltd.	245,906	1,861
	Daikyonishikawa Corp.	421,988	1,847
	Insource Co. Ltd.	333,280	1,844
	Pressance Corp.	151,070	1,843
	J-Oil Mills Inc.	148,119	1,838
	Taki Chemical Co. Ltd.	66,367	1,831
	Fudo Tetra Corp.	121,407	1,830
	Kawada Technologies Inc.	106,801	1,829
	Chori Co. Ltd.	81,272	1,817
	World Co. Ltd.	138,147	1,814
	Universal Entertainment Corp.	185,226	1,814
	JSB Co. Ltd.	90,500	1,804
	Ryoden Corp.	104,476	1,799
	JAC Recruitment Co. Ltd.	438,956	1,799
	Genki Sushi Co. Ltd.	85,440	1,785
	Raysum Co. Ltd.	83,500	1,784
	Hochiki Corp.	126,876	1,773
	CMK Corp.	476,939	1,772
	Miroku Jyoho Service Co. Ltd.	143,048	1,772
	Belluna Co. Ltd.	371,088	1,770
	Kansai Food Market Ltd.	114,766	1,767
	JCR Pharmaceuticals Co. Ltd.	465,249	1,758
	Sagami Holdings Corp.	166,467	1,753
	Bank of Saga Ltd.	102,957	1,750
	Marudai Food Co. Ltd.	161,543	1,747
	LITALICO Inc.	160,452	1,740
	GMO Financial Holdings Inc.	353,600	1,728
	SRA Holdings	62,023	1,715
	m-up Holdings Inc.	191,300	1,715
	Rheon Automatic Machinery Co. Ltd.	158,842	1,703
	Tsubaki Nakashima Co. Ltd.	347,076	1,700
	Nagatanien Holdings Co. Ltd.	88,086	1,699
	Cawachi Ltd.	92,731	1,697
	Gakken Holdings Co. Ltd.	256,474	1,690
	Key Coffee Inc.	130,419	1,689
	Sanyo Electric Railway Co. Ltd.	126,920	1,689
[1]	Carta Holdings Inc.	167,989	1,687
	Neturen Co. Ltd.	243,419	1,682
	Dai Nippon Toryo Co. Ltd.	203,805	1,678
	Proto Corp.	181,232	1,672
	Mie Kotsu Group Holdings Inc.	442,137	1,669
	Toyo Corp.	153,649	1,664
	Sparx Group Co. Ltd.	156,087	1,660
	Avant Group Corp.	193,300	1,659
	Shinwa Co. Ltd.	90,412	1,658
*	Istyle Inc.	548,267	1,656
	Qol Holdings Co. Ltd.	177,871	1,651
	Mitsubishi Research Institute Inc.	52,879	1,640
	Chiyoda Integre Co. Ltd.	83,247	1,638
	BRONCO BILLY Co. Ltd.	69,362	1,636
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,632
*,1	Oisix ra daichi Inc.	210,859	1,631
	Aichi Corp.	208,984	1,622
	Onoken Co. Ltd.	154,159	1,621
	Sodick Co. Ltd.	356,787	1,616
	Wellneo Sugar Co. Ltd.	108,947	1,601
[1]	MARUKA FURUSATO Corp.	118,779	1,596
	NEC Capital Solutions Ltd.	61,730	1,591
	Nippon Denko Co. Ltd.	873,427	1,590
	JP-Holdings Inc.	466,003	1,588
	FIDEA Holdings Co. Ltd.	153,055	1,582
	Vector Inc.	207,090	1,581
	Kyokuto Securities Co. Ltd.	171,859	1,574
	DKS Co. Ltd.	62,542	1,565

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1]	Alpen Co. Ltd.	123,091	1,563
	Elematec Corp.	124,183	1,557
	Nippon Road Co. Ltd.	138,460	1,557
	ZIGExN Co. Ltd.	417,130	1,557
	Softcreate Holdings Corp.	125,666	1,553
	Seikagaku Corp.	280,759	1,538
	St. Marc Holdings Co. Ltd.	109,869	1,517
	Koatsu Gas Kogyo Co. Ltd.	246,589	1,504
	COLOPL Inc.	369,126	1,502
	CI Takiron Corp.	327,300	1,499
	Feed One Co. Ltd.	252,035	1,499
	Ki-Star Real Estate Co. Ltd.	68,071	1,494
	LEC Inc.	195,753	1,487
	Warabeya Nichiyo Holdings Co. Ltd.	104,496	1,487
	YAKUODO Holdings Co. Ltd.	82,172	1,472
	Okabe Co. Ltd.	303,587	1,471
	M&A Capital Partners Co. Ltd.	107,370	1,466
	Daito Pharmaceutical Co. Ltd.	105,400	1,461
	Toyo Kanetsu KK	59,571	1,459
	Tokushu Tokai Paper Co. Ltd.	63,206	1,459
	Nippon Parking Development Co. Ltd.	1,126,331	1,458
	Ichikoh Industries Ltd.	429,094	1,456
	Shibusawa Warehouse Co. Ltd.	71,380	1,452
	Icom Inc.	75,868	1,447
	V Technology Co. Ltd.	75,853	1,441
	Tokyo Energy & Systems Inc.	165,480	1,441
	Zenrin Co. Ltd.	244,263	1,426
	Hoosiers Holdings Co. Ltd.	196,737	1,421
	JSP Corp.	98,524	1,418
	Macromill Inc.	267,081	1,413
	Towa Bank Ltd.	314,177	1,390
	G-7 Holdings Inc.	134,959	1,388
	Moriroku Holdings Co. Ltd.	77,803	1,387
	Tomoku Co. Ltd.	76,805	1,372
	Fujiya Co. Ltd.	84,299	1,370
	Kyodo Printing Co. Ltd.	56,296	1,365
	Futaba Corp.	333,811	1,363
	Base Co. Ltd.	76,706	1,360
	Nihon Nohyaku Co. Ltd.	287,263	1,357
[1]	Rock Field Co. Ltd.	148,605	1,351
	Giken Ltd.	111,989	1,348
	Kenko Mayonnaise Co. Ltd.	107,401	1,346
[1]	Link & Motivation Inc.	463,359	1,346
	FULLCAST Holdings Co. Ltd.	148,718	1,345
	Elan Corp.	242,086	1,344
	Weathernews Inc.	45,784	1,339
	Cosel Co. Ltd.	170,165	1,328
	Daido Metal Co. Ltd.	341,156	1,327
	Osaka Steel Co. Ltd.	88,526	1,325
	Osaki Electric Co. Ltd.	300,930	1,317
[1]	Shin Nippon Biomedical Laboratories Ltd.	148,621	1,316
	Ichiyoshi Securities Co. Ltd.	243,646	1,313
	Nitto Kohki Co. Ltd.	86,600	1,303
	Tayca Corp.	128,554	1,300
	Honeys Holdings Co. Ltd.	131,390	1,291
*	Tatsuta Electric Wire & Cable Co. Ltd.	288,163	1,289
	Advan Group Co. Ltd.	211,232	1,288
*,1	eRex Co. Ltd.	290,421	1,286
	Nittoku Co. Ltd.	121,000	1,285
	Toa Corp. (XTKS)	184,991	1,280
	Xebio Holdings Co. Ltd.	171,933	1,274
	Shinko Shoji Co. Ltd.	216,046	1,269
*,1	W-Scope Corp.	397,880	1,266
	Inageya Co. Ltd.	161,334	1,230
	Central Security Patrols Co. Ltd.	62,215	1,221
[1]	Daiho Corp.	57,965	1,212
	Fuji Pharma Co. Ltd.	129,413	1,205
	Kanaden Corp.	113,906	1,201
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,200
	Nichiban Co. Ltd.	100,009	1,195

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Achilles Corp.	115,946	1,180
	CTS Co. Ltd.	233,828	1,179
	Asahi Co. Ltd.	122,110	1,175
[1]	Gamecard-Joyco Holdings Inc.	77,100	1,174
[1]	Okura Industrial Co. Ltd.	65,997	1,165
	Kojima Co. Ltd.	192,155	1,159
	Studio Alice Co. Ltd.	86,834	1,152
[1]	Management Solutions Co. Ltd.	128,165	1,149
	Artnature Inc.	220,300	1,144
[1]	YA-MAN Ltd.	222,248	1,137
[1]	Pharma Foods International Co. Ltd.	188,050	1,136
	Okuwa Co. Ltd.	198,244	1,133
*,1	giftee Inc.	161,430	1,119
	ST Corp.	114,018	1,115
*	PIA Corp.	57,053	1,110
	Komatsu Matere Co. Ltd.	228,964	1,104
	Sankyo Seiko Co. Ltd.	236,436	1,095
	Sanoh Industrial Co. Ltd.	170,665	1,091
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,089
	Shindengen Electric Manufacturing Co. Ltd.	59,058	1,089
	Marvelous Inc.	268,795	1,086
*,1	Remixpoint Inc.	906,038	1,085
	Central Sports Co. Ltd.	68,929	1,081
	Pronexus Inc.	131,344	1,078
	MTI Ltd.	198,175	1,078
	Maxvalu Tokai Co. Ltd.	55,665	1,077
	Ministop Co. Ltd.	101,283	1,069
	Tv Tokyo Holdings Corp.	45,183	1,062
	Yorozu Corp.	148,414	1,058
*,1	Pacific Metals Co. Ltd.	132,158	1,057
	Kintetsu Department Store Co. Ltd.	74,618	1,051
	DKK Co. Ltd.	79,428	1,047
	Sankyo Tateyama Inc.	205,761	1,029
	Solasto Corp.	354,342	1,029
	Ebase Co. Ltd.	228,612	1,029
	Chuo Spring Co. Ltd.	124,480	1,010
	Intage Holdings Inc.	107,076	1,002
	EM Systems Co. Ltd.	262,949	1,001
	Takaoka Toko Co. Ltd.	79,640	999
	Hisaka Works Ltd.	151,059	996
	Riso Kyoiku Co. Ltd.	644,822	980
	CAC Holdings Corp.	83,513	974
	Chiyoda Co. Ltd.	165,335	960
	Nihon Tokushu Toryo Co. Ltd.	123,720	956
	Nihon Chouzai Co. Ltd.	102,730	956
	Nippon Coke & Engineering Co. Ltd.	1,236,550	946
	World Holdings Co. Ltd.	70,135	944
	Kanagawa Chuo Kotsu Co. Ltd.	47,971	937
	Alpha Systems Inc.	49,538	932
	Yukiguni Maitake Co. Ltd.	147,769	931
	Inaba Seisakusho Co. Ltd.	77,413	929
*	Gurunavi Inc.	469,296	927
	Pole To Win Holdings Inc.	302,851	918
[1]	Takatori Corp.	39,671	911
	WATAMI Co. Ltd.	154,758	904
	Nippon Sharyo Ltd.	56,431	896
	S-Pool Inc.	436,825	881
	Rokko Butter Co. Ltd.	90,786	879
	Furukawa Battery Co. Ltd.	105,797	868
	WDB Holdings Co. Ltd.	74,162	866
	Arakawa Chemical Industries Ltd.	114,549	863
	Hokkan Holdings Ltd.	76,229	856
	ValueCommerce Co. Ltd.	115,611	845
	Nippon Rietec Co. Ltd.	107,597	845
	JDC Corp.	288,219	843
	Oro Co. Ltd.	52,722	842
	I-PEX Inc.	63,542	834
	Nisso Holdings Co. Ltd.	157,507	833
	Midac Holdings Co. Ltd.	87,256	824
*,1	Sourcenext Corp.	623,888	822

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Melco Holdings Inc.	37,690	820
*,1	Roland DG Corp.	24,106	802
[1]	Abalance Corp.	89,100	802
[1]	BrainPad Inc.	121,830	800
	Taisei Lamick Co. Ltd.	45,221	793
*,1	Demae-Can Co. Ltd.	573,600	791
	Iseki & Co. Ltd.	121,629	790
	Nihon Trim Co. Ltd.	36,619	787
	Fuso Pharmaceutical Industries Ltd.	51,742	787
	Nakayama Steel Works Ltd.	133,863	786
	Shimojima Co. Ltd.	94,172	784
*	Jamco Corp.	82,580	770
	Shimizu Bank Ltd.	74,898	769
	Fukui Computer Holdings Inc.	48,844	767
	Tsutsumi Jewelry Co. Ltd.	56,370	764
*	Kourakuen Holdings Corp.	90,163	760
	Aeon Fantasy Co. Ltd.	52,673	749
	Yamashin-Filter Corp.	300,744	746
	Airport Facilities Co. Ltd.	195,162	734
	Airtrip Corp.	85,009	734
	Yushin Precision Equipment Co. Ltd.	156,000	733
*	TerraSky Co. Ltd.	57,646	730
	Amuse Inc.	71,194	722
	SBI ARUHI Corp.	126,295	720
	Sanshin Electronics Co. Ltd.	52,111	714
	Inui Global Logistics Co. Ltd.	98,653	713
*	KNT-CT Holdings Co. Ltd.	84,869	704
	Kanamic Network Co. Ltd.	199,106	690
	GMO GlobalSign Holdings KK	37,041	685
	Digital Holdings Inc.	99,939	671
	FAN Communications Inc.	253,644	658
*	Optim Corp.	146,893	642
*	Atrae Inc.	125,093	633
	Tess Holdings Co. Ltd.	227,961	619
	Cleanup Corp.	133,388	616
	Gecoss Corp.	94,435	600
	Taiho Kogyo Co. Ltd.	117,011	593
	Corona Corp.	97,486	591
*,1	Japan Display Inc.	4,984,772	585
*	Toho Zinc Co. Ltd.	108,446	575
	IR Japan Holdings Ltd.	75,174	568
	Tosho Co. Ltd.	121,563	546
[1]	Kitanotatsujin Corp.	488,910	542
	Daisyo Corp.	67,791	525
*	Gunosy Inc.	102,774	524
	Hito Communications Holdings Inc.	83,980	497
	Ohara Inc.	59,997	489
	Sekisui Kasei Co. Ltd.	166,741	487
[1]	Fibergate Inc.	69,541	481
*	FDK Corp.	107,188	478
	LIFULL Co. Ltd.	478,903	471
[1]	CHIMNEY Co. Ltd.	53,904	453
	Tokyo Individualized Educational Institute Inc.	169,837	444
	MedPeer Inc.	113,695	443
[1]	Medical Data Vision Co. Ltd.	116,903	435
	Takamiya Co. Ltd.	134,308	420
	Ubicom Holdings Inc.	47,071	397
	Media Do Co. Ltd.	42,088	396
*	Net Protections Holdings Inc.	322,800	388
*,1	Open Door Inc.	94,896	386
	Japan Medical Dynamic Marketing Inc.	88,564	378
	Kamakura Shinsho Ltd.	133,163	356
*	RPA Holdings Inc.	191,370	325
	Robot home Inc.	224,508	262
	Direct Marketing MiX Inc.	170,483	261
	Wowow Inc.	35,634	248
*	Right On Co. Ltd.	50,911	120
			40,416,492

Developed Markets Index Fund
		Shares	Market Value• ($000)
Netherlands (3.9%)
	ASML Holding NV	3,312,765	3,376,257
	ING Groep NV	26,169,209	449,657
	Prosus NV	12,233,066	434,989
	Wolters Kluwer NV	2,030,882	335,376
	ASM International NV	391,838	299,512
*,2	Adyen NV	248,134	294,703
	Koninklijke Ahold Delhaize NV	7,939,371	233,633
	Heineken NV	2,325,468	224,980
[1]	Universal Music Group NV	6,328,111	188,250
*	Koninklijke Philips NV	6,708,102	168,699
	DSM-Firmenich AG	1,452,472	163,556
	Koninklijke KPN NV	31,631,741	121,236
	NN Group NV	2,322,063	107,926
	BE Semiconductor Industries NV	640,101	106,930
	ArcelorMittal SA	4,105,735	94,059
	EXOR NV	844,155	88,178
	Akzo Nobel NV	1,430,129	87,165
	Heineken Holding NV	1,101,184	86,795
	Aegon Ltd.	12,206,508	75,472
	IMCD NV	477,814	65,865
[2]	ABN AMRO Bank NV	3,867,642	63,521
	ASR Nederland NV	1,225,005	58,321
	Randstad NV	893,179	40,553
	Arcadis NV	605,355	38,308
	Aalberts NV	810,085	32,803
*	InPost SA	1,836,664	32,317
[2]	Signify NV	1,055,501	26,214
	Koninklijke Vopak NV	548,022	22,768
	Fugro NV	938,108	22,623
	SBM Offshore NV	1,310,099	20,051
	OCI NV	808,645	19,750
*,2	Just Eat Takeaway.com NV	1,627,557	19,452
	JDE Peet's NV	846,606	16,886
	Allfunds Group plc	2,794,403	15,575
[2]	CTP NV	912,325	15,568
	TKH Group NV	344,362	15,009
	Van Lanschot Kempen NV	322,733	12,955
*,1	Galapagos NV	407,842	10,129
	Corbion NV	494,707	9,874
	Royal BAM Group NV	2,291,754	9,615
*,1,2	Basic-Fit NV	440,460	9,490
	APERAM SA	362,328	9,367
	Eurocommercial Properties NV	363,661	8,762
	Flow Traders Ltd.	276,055	5,479
	Wereldhave NV	362,058	5,124
	AMG Critical Materials NV	268,202	4,448
[1]	PostNL NV	2,935,835	3,988
	Sligro Food Group NV	284,864	3,948
	Vastned Retail NV	138,884	3,451
*,1,2	Alfen NV	180,039	3,328
	NSI NV	160,773	3,317
*,1	TomTom NV	561,115	3,168
[1]	Brunel International NV	159,610	1,706
[2]	B&S Group Sarl	201,844	1,083
			7,572,189
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,842,606	88,635
	Infratil Ltd.	7,814,282	53,332
	Auckland International Airport Ltd.	11,035,969	51,263
	Meridian Energy Ltd.	10,427,474	39,942
	Spark New Zealand Ltd.	15,237,649	38,629
	Contact Energy Ltd.	6,617,203	36,245
	Mainfreight Ltd.	675,677	27,862
	EBOS Group Ltd.	1,336,890	26,239
*,1	a2 Milk Co. Ltd.	6,010,286	25,990
	Mercury NZ Ltd.	5,820,200	23,275
	Goodman Property Trust	9,171,516	11,238
	Summerset Group Holdings Ltd.	1,941,150	11,232

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Fletcher Building Ltd.	6,508,076	11,217
*	Ryman Healthcare Ltd.	5,017,098	10,869
	Precinct Properties Group	11,493,950	7,803
	Kiwi Property Group Ltd.	13,614,424	6,878
	Freightways Group Ltd.	1,390,712	6,520
	Genesis Energy Ltd.	4,691,451	6,264
	SKYCITY Entertainment Group Ltd.	6,361,539	5,661
	Vector Ltd.	2,072,047	4,684
	Vital Healthcare Property Trust	4,247,167	4,655
	Argosy Property Ltd.	6,807,545	4,233
	Air New Zealand Ltd.	12,319,618	3,979
	Stride Property Group	4,684,592	3,398
	Scales Corp. Ltd.	918,887	2,016
*	Oceania Healthcare Ltd.	5,539,457	1,788
	SKY Network Television Ltd.	1,159,530	1,659
*	Synlait Milk Ltd.	398,462	55
			515,561
Norway (0.7%)
	Equinor ASA	7,304,064	209,216
	DNB Bank ASA	8,455,060	165,896
	Norsk Hydro ASA	11,130,553	69,393
	Aker BP ASA	2,571,284	65,703
	Mowi ASA	3,710,345	61,667
	Telenor ASA	5,304,299	60,575
	Orkla ASA	6,393,287	51,844
	Kongsberg Gruppen ASA	621,252	50,590
	Yara International ASA	1,362,159	39,255
	Subsea 7 SA	1,977,200	37,105
	Storebrand ASA	3,428,727	35,005
	Frontline plc	1,203,508	31,475
	Salmar ASA	530,626	27,829
	Var Energi ASA	7,489,607	26,540
	Gjensidige Forsikring ASA	1,421,809	25,375
	TOMRA Systems ASA	1,962,407	23,393
	Schibsted ASA Class A	736,345	21,682
	Bakkafrost P/F	426,894	21,623
*	Nordic Semiconductor ASA	1,594,142	21,174
	SpareBank 1 SR-Bank ASA	1,539,847	18,860
	Schibsted ASA Class B	661,922	18,518
	Hafnia Ltd.	2,171,725	18,233
	SpareBank 1 SMN	1,059,015	14,963
	Borregaard ASA	828,301	14,955
	Golden Ocean Group Ltd.	1,012,426	13,982
	Protector Forsikring ASA	572,651	13,745
[1]	TGS ASA	1,104,535	13,248
[2]	BW LPG Ltd.	702,727	13,067
	Borr Drilling Ltd.	1,968,562	12,618
	Aker ASA Class A	198,440	11,419
*	Cadeler A/S	1,772,699	11,138
	Hoegh Autoliners ASA	923,291	10,926
*,2	AutoStore Holdings Ltd.	9,091,805	10,663
	Atea ASA	713,336	10,242
	Veidekke ASA	906,882	9,716
	Leroy Seafood Group ASA	2,364,528	9,585
[2]	Europris ASA	1,360,927	9,198
	Aker Solutions ASA	2,212,852	9,170
	Wallenius Wilhelmsen ASA	862,631	8,833
	Stolt-Nielsen Ltd.	185,364	8,763
*,2	Scatec ASA	996,504	8,068
*,2	Crayon Group Holding ASA	687,577	8,024
*,1	NEL ASA	14,187,183	7,430
	DNO ASA	7,062,281	7,387
	FLEX LNG Ltd.	249,364	6,862
	MPC Container Ships ASA	3,144,774	6,603
*,2	Entra ASA	588,733	6,043
	Austevoll Seafood ASA	737,762	5,706
*,2	Elkem ASA	2,450,285	4,624
	Wilh Wilhelmsen Holding ASA Class A	106,228	3,864
	Bonheur ASA	163,306	3,660

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hexagon Composites ASA	1,026,488	2,880
	Grieg Seafood ASA	453,407	2,660
	BW Offshore Ltd.	699,118	2,008
*	Aker Carbon Capture ASA	2,790,423	1,743
*	BW Energy Ltd.	583,196	1,700
*,1	Cavendish Hydrogen ASA	283,313	730
			1,387,174
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	7,163,857	111,758
	ORLEN SA	4,846,431	81,424
	Powszechny Zaklad Ubezpieczen SA	4,697,747	59,977
	Bank Polska Kasa Opieki SA	1,315,699	54,745
*,2	Allegro.eu SA	4,710,400	44,023
	KGHM Polska Miedz SA	1,145,711	42,508
*,2	Dino Polska SA	403,686	40,680
	LPP SA	9,332	39,578
	Santander Bank Polska SA	279,241	37,424
	Alior Bank SA	773,305	19,666
[1]	CD Projekt SA	544,959	18,798
	Budimex SA	106,681	18,458
	Grupa Kety SA	81,239	18,056
*	mBank SA	108,452	17,089
	KRUK SA	146,611	16,831
*	PGE Polska Grupa Energetyczna SA	7,412,476	13,222
*,1	Bank Millennium SA	5,141,213	11,963
*	CCC SA	383,660	11,723
	Orange Polska SA	5,548,711	10,757
	Benefit Systems SA	14,168	10,208
	Asseco Poland SA	431,802	8,576
*	Tauron Polska Energia SA	8,017,128	7,874
	Bank Handlowy w Warszawie SA	271,010	6,579
*,1	Pepco Group NV	1,241,490	6,431
*	Enea SA	2,165,045	5,724
*,1	Cyfrowy Polsat SA	1,213,553	3,644
*	AmRest Holdings SE	588,386	3,589
*,1	Jastrzebska Spolka Weglowa SA	434,382	3,191
	Warsaw Stock Exchange	230,978	2,778
*,1	Grupa Azoty SA	370,285	1,846
			729,120
Portugal (0.2%)
	EDP - Energias de Portugal SA	25,339,777	95,006
	Galp Energia SGPS SA	3,674,495	77,609
	Jeronimo Martins SGPS SA	2,310,525	45,157
	EDP Renovaveis SA	2,555,753	35,712
	Banco Comercial Portugues SA Class R	64,001,155	23,022
	Navigator Co. SA	2,112,748	8,790
	REN - Redes Energeticas Nacionais SGPS SA	3,272,536	8,036
	Sonae SGPS SA	7,675,608	7,184
	NOS SGPS SA	1,635,317	5,793
*,1	Greenvolt-Energias Renovaveis SA	533,246	4,750
	Altri SGPS SA	613,537	3,528
	CTT-Correios de Portugal SA	734,564	3,288
	Corticeira Amorim SGPS SA	280,389	2,707
	Mota-Engil SGPS SA	685,151	2,517
	Semapa-Sociedade de Investimento e Gestao	129,788	2,004
			325,103
Singapore (1.1%)
	DBS Group Holdings Ltd.	16,917,251	445,580
	Oversea-Chinese Banking Corp. Ltd.	29,477,731	313,035
	United Overseas Bank Ltd.	10,187,349	234,985
	Singapore Telecommunications Ltd.	63,240,593	127,972
	CapitaLand Integrated Commercial Trust	42,620,637	62,053
	Singapore Airlines Ltd.	11,586,453	58,870
	CapitaLand Ascendas REIT	30,047,328	56,613
	Keppel Ltd.	11,663,473	55,442
	Singapore Exchange Ltd.	6,870,869	47,913
	Capitaland Investment Ltd.	21,185,630	41,433
	Singapore Technologies Engineering Ltd.	12,780,180	40,696
	Wilmar International Ltd.	17,481,900	39,863

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Genting Singapore Ltd.	48,910,328	31,089
	Sembcorp Industries Ltd.	7,663,613	27,088
	Mapletree Logistics Trust	28,127,502	26,710
	Mapletree Industrial Trust	16,588,149	25,791
	Venture Corp. Ltd.	2,226,836	23,306
	Thai Beverage PCL	68,184,900	22,602
	Mapletree Pan Asia Commercial Trust	19,246,982	17,272
*	Seatrium Ltd.	17,011,750	17,255
	ComfortDelGro Corp. Ltd.	17,124,559	16,915
	Frasers Logistics & Commercial Trust	24,115,034	16,864
[1]	Jardine Cycle & Carriage Ltd.	830,018	16,239
	UOL Group Ltd.	4,125,358	15,806
*	SATS Ltd.	7,520,403	15,775
	NetLink NBN Trust	24,817,244	15,191
	City Developments Ltd.	3,942,089	14,986
	Frasers Centrepoint Trust	9,206,283	14,434
	Keppel DC REIT	10,810,372	14,332
	Suntec REIT	17,907,281	13,840
	CapitaLand Ascott Trust	20,681,786	13,323
	Keppel REIT	20,462,372	12,576
	Keppel Infrastructure Trust	33,396,581	11,562
	Golden Agri-Resources Ltd.	53,493,732	10,645
	ESR-LOGOS REIT	51,915,757	10,342
	Parkway Life REIT	3,239,166	8,356
	Olam Group Ltd.	9,552,810	8,072
	iFAST Corp. Ltd.	1,352,469	7,168
	Sheng Siong Group Ltd.	5,739,873	6,301
	Lendlease Global Commercial REIT	14,651,767	6,042
	Capitaland India Trust	8,093,094	5,840
	Raffles Medical Group Ltd.	7,616,394	5,586
	PARAGON REIT	8,827,893	5,568
	CDL Hospitality Trusts	7,722,912	5,412
	Hutchison Port Holdings Trust	41,548,824	5,315
	AIMS APAC REIT	5,433,913	5,010
	CapitaLand China Trust	9,625,348	4,752
	StarHub Ltd.	5,139,674	4,580
	Starhill Global REIT	12,418,470	4,439
	UMS Holdings Ltd.	5,048,692	4,377
	First Resources Ltd.	4,278,332	4,351
	Digital Core REIT Management Pte. Ltd.	7,532,070	4,282
	Singapore Post Ltd.	12,819,168	4,064
	Cromwell European REIT	2,628,926	3,942
	Far East Hospitality Trust	7,756,859	3,537
	OUE REIT	17,599,535	3,360
	Riverstone Holdings Ltd.	4,587,573	3,274
	SIA Engineering Co. Ltd.	1,849,016	3,159
*,1	AEM Holdings Ltd.	2,270,204	3,000
	First REIT	9,078,316	1,641
	Bumitama Agri Ltd.	2,741,008	1,423
	Silverlake Axis Ltd.	6,045,926	1,246
	Keppel Pacific Oak US REIT	7,131,557	951
*	Manulife US REIT	13,166,219	838
*	COSCO Shipping International Singapore Co. Ltd.	7,470,216	831
[1]	Nanofilm Technologies International Ltd.	1,506,479	824
	Prime US REIT	5,871,564	683
*,1,3	Ezra Holdings Ltd.	9,329,900	—
*,3	Eagle Hospitality Trust	4,532,200	—
			2,056,622
South Korea (4.5%)
	Samsung Electronics Co. Ltd. (XKRX)	40,079,448	2,358,827
	SK Hynix Inc.	4,534,510	769,545
	Hyundai Motor Co.	1,115,563	237,903
	Kia Corp.	2,086,299	195,218
	KB Financial Group Inc.	2,934,927	166,939
	POSCO Holdings Inc.	627,249	164,177
	Celltrion Inc.	1,217,558	153,513
	Shinhan Financial Group Co. Ltd.	4,168,336	145,316
	NAVER Corp.	1,145,719	137,869
	Samsung SDI Co. Ltd. (XKRX)	439,247	112,162

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hyundai Mobis Co. Ltd.	566,068	102,839
	LG Chem Ltd. (XKRX)	395,511	98,559
	Hana Financial Group Inc.	2,201,222	96,810
	Kakao Corp.	2,788,031	81,683
*,1	LG Energy Solution Ltd.	334,785	78,907
*,2	Samsung Biologics Co. Ltd.	148,220	78,005
	Samsung Fire & Marine Insurance Co. Ltd.	270,841	76,184
	LG Electronics Inc. (XKRX)	899,583	72,097
	Samsung C&T Corp.	701,255	71,966
*	Alteogen Inc.	354,458	71,856
*	Krafton Inc.	291,177	59,231
*	SK Square Co. Ltd.	778,813	56,202
	Woori Financial Group Inc.	5,051,845	53,902
	KT&G Corp.	839,777	53,659
*,1	Ecopro Co. Ltd.	823,416	53,490
	Samsung Electro-Mechanics Co. Ltd.	465,651	53,094
	Hanwha Aerospace Co. Ltd.	289,472	52,206
*	Doosan Enerbility Co. Ltd.	3,546,487	51,558
*,1	Ecopro BM Co. Ltd.	383,884	50,645
	Hanmi Semiconductor Co. Ltd.	368,954	45,582
[1]	POSCO Future M Co. Ltd.	238,599	44,360
	Meritz Financial Group Inc.	769,744	44,074
	LG Corp.	740,883	43,100
*	HLB Inc.	995,462	42,088
*	SK Innovation Co. Ltd.	499,421	41,844
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	361,225	41,582
	HD Hyundai Electric Co Ltd.	183,724	41,057
	Samsung Life Insurance Co. Ltd.	621,024	39,721
*	Samsung Heavy Industries Co. Ltd.	5,444,021	36,924
	HMM Co. Ltd.	2,442,547	34,801
	SK Inc.	297,320	34,028
[1]	Korea Zinc Co. Ltd.	90,344	33,659
	Samsung SDS Co. Ltd.	303,491	32,576
	DB Insurance Co. Ltd.	371,700	30,796
	Korea Electric Power Corp.	2,137,413	30,258
	Amorepacific Corp.	243,342	29,457
	KakaoBank Corp.	1,801,897	26,427
	Korean Air Lines Co. Ltd.	1,556,562	26,217
	Yuhan Corp.	440,500	25,783
	HYBE Co. Ltd.	175,210	25,662
	Hyundai Glovis Co. Ltd.	153,981	24,423
	LG Innotek Co. Ltd.	117,992	23,181
	Industrial Bank of Korea	2,264,612	23,055
*	Samsung E&A Co. Ltd.	1,315,590	22,929
	Korea Aerospace Industries Ltd.	584,462	22,434
*	LG Display Co. Ltd.	2,673,408	22,216
	Coway Co. Ltd.	470,425	21,806
*,1	L&F Co. Ltd.	209,405	20,431
	LS Electric Co. Ltd.	127,803	20,308
*	Hyundai Heavy Industries Co. Ltd.	179,465	20,244
	Hankook Tire & Technology Co. Ltd.	613,531	20,050
*	CosmoAM&T Co. Ltd.	187,902	19,533
	LG H&H Co. Ltd. (XKRX)	77,999	19,481
	HD Hyundai Co. Ltd.	352,709	19,016
*	SKC Co. Ltd.	155,979	18,990
*,1	Enchem Co. Ltd.	113,901	18,475
	Posco International Corp.	382,907	18,042
	Hyundai Rotem Co. Ltd.	609,611	18,025
	CJ CheilJedang Corp. (XKRX)	64,133	17,895
*,1	Kum Yang Co. Ltd.	283,411	17,566
	Hanwha Solutions Corp.	866,241	17,220
	NCSoft Corp.	132,320	17,192
	S-Oil Corp.	342,561	16,513
	IsuPetasys Co. Ltd.	391,755	16,415
	Samyang Foods Co. Ltd.	33,849	16,407
	Korea Investment Holdings Co. Ltd.	314,816	15,916
	Doosan Bobcat Inc.	410,941	15,214
	Samsung Securities Co. Ltd.	519,901	14,966
	LS Corp.	143,593	14,899
	Hyundai Steel Co.	703,896	14,790

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kumho Petrochemical Co. Ltd.	137,656	14,599
	LIG Nex1 Co. Ltd.	89,028	14,212
	BNK Financial Group Inc.	2,305,945	14,174
	JB Financial Group Co. Ltd.	1,325,613	14,081
	Hyundai Engineering & Construction Co. Ltd.	606,313	14,053
	Hyosung Heavy Industries Corp.	53,790	13,429
*	SK Biopharmaceuticals Co. Ltd.	234,395	13,133
	LEENO Industrial Inc.	76,879	12,995
	Hanmi Pharm Co. Ltd.	64,734	12,673
	Lotte Chemical Corp.	152,237	12,629
	GS Holdings Corp.	369,684	12,552
	LG Uplus Corp.	1,758,601	12,524
	Fila Holdings Corp.	430,131	12,481
	Hanjin Kal Corp.	263,840	12,314
	Orion Corp.Republic of Korea	184,383	12,308
*,1	Sam Chun Dang Pharm Co. Ltd.	115,903	12,249
	Hyundai Marine & Fire Insurance Co. Ltd.	487,185	12,175
	Posco DX Co. Ltd.	439,755	12,157
*	HD HYUNDAI MIPO	171,376	11,547
	Mirae Asset Securities Co. Ltd.	2,149,644	11,371
*	Hanwha Ocean Co. Ltd.	509,965	11,304
	HPSP Co. Ltd.	363,146	10,212
	NH Investment & Securities Co. Ltd.	1,110,578	10,201
[1]	KIWOOM Securities Co. Ltd.	109,866	9,998
*	Celltrion Pharm Inc.	154,428	9,911
	Hotel Shilla Co. Ltd.	254,643	9,877
	CJ Corp.	109,326	9,600
	JYP Entertainment Corp.	230,309	9,529
	DB HiTek Co. Ltd.	268,186	9,460
*	Doosan Robotics Inc.	162,507	9,367
	NongShim Co. Ltd.	26,395	9,356
	Eo Technics Co. Ltd.	67,551	9,049
	Kangwon Land Inc.	892,157	8,970
*	Pearl Abyss Corp.	277,461	8,859
	Hansol Chemical Co. Ltd.	66,921	8,819
	Cosmax Inc.	62,480	8,803
	HL Mando Co. Ltd.	275,358	8,733
*	Daejoo Electronic Materials Co. Ltd.	81,790	8,439
*	Korea Gas Corp.	220,474	8,339
	OCI Holdings Co. Ltd.	129,459	8,284
	Hanwha Corp. (XKRX)	408,321	7,926
*	Hugel Inc.	46,424	7,772
	Classys Inc.	211,354	7,767
	KCC Corp.	34,773	7,752
*	LigaChem Biosciences Inc.	149,104	7,669
	Cheil Worldwide Inc.	574,463	7,655
*,1	Rainbow Robotics	66,098	7,604
	Doosan Co. Ltd.	48,278	7,566
*	People & Technology Inc.	155,984	7,562
	Jusung Engineering Co. Ltd.	281,483	7,558
*	SK Bioscience Co. Ltd.	195,018	7,420
	DGB Financial Group Inc.	1,266,372	7,373
*	Oscotec Inc.	270,781	7,350
[1]	Soulbrain Co. Ltd.	34,646	7,256
	Poongsan Corp.	157,767	7,232
*	WONIK IPS Co. Ltd.	288,230	7,228
	Dongjin Semichem Co. Ltd.	247,462	7,136
*,2	Netmarble Corp.	183,344	7,106
	Hyosung Advanced Materials Corp.	25,997	7,105
	Douzone Bizon Co. Ltd.	130,614	6,873
	Lotte Energy Materials Corp.	179,353	6,836
	Samsung Card Co. Ltd.	244,167	6,773
*	Hanall Biopharma Co. Ltd.	302,069	6,752
*,2	SK IE Technology Co. Ltd.	210,387	6,701
	Hanwha Systems Co. Ltd.	490,541	6,691
	Kolmar Korea Co. Ltd.	128,267	6,605
	S-1 Corp.	156,083	6,554
	E-MART Inc.	158,999	6,508
	Hyundai Autoever Corp.	54,737	6,502
*	Ecopro Materials Co. Ltd.	98,624	6,459

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Shinsegae Inc.	56,544	6,427
	Hyundai Doosan Infracore Co. Ltd.	1,157,217	6,384
	Hanwha Life Insurance Co. Ltd.	2,940,622	6,381
	Hyosung TNC Corp.	25,375	6,328
	Youngone Corp.	248,428	6,258
	Pan Ocean Co. Ltd.	2,001,330	6,219
*	Lunit Inc.	180,488	6,084
	Soop Co. Ltd.	63,579	6,040
	F&F Co. Ltd.	130,275	5,873
	DL E&C Co. Ltd.	249,997	5,843
	CS Wind Corp.	163,299	5,834
*	ISU Specialty Chemical	169,182	5,821
[1]	Hyundai Elevator Co. Ltd.	181,765	5,820
*	GS Engineering & Construction Corp.	534,675	5,816
	TCC Steel	143,905	5,776
[1]	Advanced Nano Products Co. Ltd.	67,032	5,678
*	Synopex Inc.	637,257	5,650
*	Taihan Electric Wire Co. Ltd.	468,838	5,607
	Shinsung Delta Tech Co. Ltd.	122,565	5,524
	Hyundai Wia Corp.	131,048	5,488
	Korean Reinsurance Co.	946,512	5,483
	PharmaResearch Co. Ltd.	50,655	5,457
*	Kumho Tire Co. Inc.	1,145,248	5,422
*	Peptron Inc.	151,513	5,401
	SM Entertainment Co. Ltd.	92,412	5,373
	SK REITs Co. Ltd.	1,533,013	5,358
	LX Semicon Co. Ltd.	90,524	5,315
	GS Retail Co. Ltd.	350,744	5,297
*	Kakao Games Corp.	355,561	5,265
*	CJ ENM Co. Ltd.	86,395	5,263
*	SOLUM Co. Ltd.	343,094	5,209
	KEPCO Engineering & Construction Co. Inc.	102,854	5,097
	BGF retail Co. Ltd.	66,875	5,002
*	Wemade Co. Ltd.	162,334	5,000
*	HLB Life Science Co. Ltd.	839,905	4,994
	Park Systems Corp.	36,972	4,990
	Sebang Global Battery Co. Ltd.	65,427	4,923
	AMOREPACIFIC Group	207,673	4,857
	KEPCO Plant Service & Engineering Co. Ltd.	175,128	4,814
	Hana Micron Inc.	322,431	4,745
	LX International Corp.	213,541	4,715
*	Seojin System Co. Ltd.	211,592	4,698
	Medytox Inc.	42,508	4,660
	Chong Kun Dang Pharmaceutical Corp.	65,736	4,657
	Dentium Co. Ltd.	54,303	4,651
	CJ Logistics Corp.	67,262	4,633
	HDC Hyundai Development Co-Engineering & Construction	349,049	4,605
	Hanmi Science Co. Ltd.	202,149	4,542
	Hanon Systems	1,327,072	4,537
*	Kakaopay Corp.	233,326	4,526
*	Cosmochemical Co. Ltd.	224,296	4,522
	ST Pharm Co. Ltd.	73,156	4,520
	Koh Young Technology Inc.	490,406	4,468
	DL Holdings Co. Ltd.	103,048	4,405
*	Daewoo Engineering & Construction Co. Ltd.	1,636,794	4,405
*	Lake Materials Co. Ltd.	304,400	4,399
	Daeduck Electronics Co. Ltd.	279,493	4,355
	Green Cross Corp.	51,956	4,297
	Kolon Industries Inc.	152,272	4,221
	Lotte Shopping Co. Ltd.	91,331	4,199
[1]	ISC Co. Ltd.	88,864	4,177
	SL Corp.	129,169	4,163
	Eugene Technology Co. Ltd.	113,258	4,044
*	Jeisys Medical Inc.	432,544	4,029
*	Chabiotech Co. Ltd.	356,382	3,998
[1]	SIMMTECH Co. Ltd.	153,694	3,979
[1]	Ecopro HN Co. Ltd.	89,701	3,966
	Hyundai Department Store Co. Ltd.	111,940	3,946
*,1	Hyundai Bioscience Co. Ltd.	295,942	3,943
	LOTTE Fine Chemical Co. Ltd.	122,347	3,940

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	W Scope Chungju Plant Co. Ltd.	179,983	3,926
	Hyundai Construction Equipment Co. Ltd.	98,326	3,906
	Lotte Corp.	211,856	3,867
*,1	Doosan Fuel Cell Co. Ltd.	252,522	3,854
*	Bioneer Corp.	179,812	3,827
	Paradise Co. Ltd.	372,930	3,807
	Hana Tour Service Inc.	89,707	3,799
	Hite Jinro Co. Ltd.	246,363	3,794
	Ottogi Corp.	12,042	3,779
[3]	Hyosung Corp.	87,992	3,778
*	Mezzion Pharma Co. Ltd.	138,868	3,725
	Seegene Inc.	255,177	3,696
*	Fadu Inc.	241,234	3,611
	Dongsuh Cos. Inc.	254,360	3,539
	Sam-A Aluminum Co. Ltd.	67,066	3,519
	S&S Tech Corp.	136,665	3,511
	BH Co. Ltd.	199,511	3,488
*	Creative & Innovative System	437,132	3,427
	ESR Kendall Square REIT Co. Ltd.	1,007,813	3,374
*	ABLBio Inc.	206,885	3,360
*	Cafe24 Corp.	114,087	3,337
	Tokai Carbon Korea Co. Ltd.	34,135	3,300
	Innox Advanced Materials Co. Ltd.	110,073	3,254
	SK Networks Co. Ltd.	926,325	3,229
	HK inno N Corp.	116,264	3,160
	Daesang Corp.	153,429	3,132
	Solus Advanced Materials Co. Ltd.	228,324	3,013
	Binggrae Co. Ltd.	42,426	3,000
	NEXTIN Inc.	59,653	2,987
	Daewoong Pharmaceutical Co. Ltd.	40,163	2,977
	DoubleUGames Co. Ltd.	88,577	2,957
	OCI Co. Ltd.	39,002	2,907
*	Duk San Neolux Co. Ltd.	99,290	2,895
	Innocean Worldwide Inc.	185,190	2,881
	SK Chemicals Co. Ltd.	81,503	2,875
	Korea Electric Terminal Co. Ltd.	57,570	2,869
	HAESUNG DS Co. Ltd.	87,196	2,868
	Lotte Chilsung Beverage Co. Ltd.	29,711	2,861
	Hanssem Co. Ltd.	64,594	2,854
*	HLB Therapeutics Co. Ltd.	560,652	2,846
	DongKook Pharmaceutical Co. Ltd.	210,088	2,836
	YG Entertainment Inc.	95,229	2,775
[1]	Youlchon Chemical Co. Ltd.	105,108	2,742
	Daou Technology Inc.	196,567	2,692
*	Korea Line Corp.	1,274,690	2,679
	Daishin Securities Co. Ltd.	217,239	2,677
*	Naturecell Co. Ltd.	393,193	2,665
	Lotte Wellfood Co. Ltd.	20,027	2,663
	JR Global REIT	907,788	2,623
	Intellian Technologies Inc.	60,761	2,590
*	Foosung Co. Ltd.	488,565	2,585
	KC Tech Co. Ltd.	79,055	2,578
	Youngone Holdings Co. Ltd.	42,817	2,562
*	Eubiologics Co. Ltd.	288,124	2,509
	JW Pharmaceutical Corp.	114,506	2,506
[1]	Posco M-Tech Co. Ltd.	168,706	2,497
	SK Gas Ltd.	19,649	2,493
	SFA Engineering Corp.	126,528	2,466
	Hankook & Co. Co. Ltd.	222,287	2,453
	TKG Huchems Co. Ltd.	169,309	2,444
	Shinhan Alpha REIT Co. Ltd.	533,710	2,441
*	SD Biosensor Inc.	334,620	2,386
*	KMW Co. Ltd.	247,844	2,366
	Green Cross Holdings Corp.	233,167	2,362
*	Shin Poong Pharmaceutical Co. Ltd.	273,693	2,355
*	SFA Semicon Co. Ltd.	596,135	2,339
	Korea Petrochemical Ind Co. Ltd.	23,692	2,322
	Hanwha General Insurance Co. Ltd.	640,267	2,319
	SK Discovery Co. Ltd.	84,272	2,319
*	SK oceanplant Co. Ltd.	227,391	2,312

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	GemVax & Kael Co. Ltd.	305,194	2,303
	Sungwoo Hitech Co. Ltd.	354,206	2,300
	Myoung Shin Industrial Co. Ltd.	223,623	2,283
*	Asiana Airlines Inc.	297,936	2,272
	LOTTE REIT Co. Ltd.	944,160	2,241
	Samyang Holdings Corp.	44,789	2,235
	Soulbrain Holdings Co. Ltd.	46,034	2,226
	MegaStudyEdu Co. Ltd.	54,395	2,218
	Hancom Inc.	134,647	2,202
	Unid Co. Ltd.	29,949	2,202
*	Sungeel Hitech Co. Ltd.	39,447	2,171
	Doosan Tesna Inc.	79,967	2,156
	KCC Glass Corp.	74,109	2,154
*	PI Advanced Materials Co. Ltd.	118,263	2,138
	Eugene Investment & Securities Co. Ltd.	501,710	2,102
	NICE Information Service Co. Ltd.	254,952	2,098
*	Lotte Tour Development Co. Ltd.	298,302	2,090
	TES Co. Ltd.	108,066	2,069
	Com2uSCorp	74,763	2,068
*	Hanwha Investment & Securities Co. Ltd.	884,332	2,062
	Ahnlab Inc.	47,034	2,060
*	Dawonsys Co. Ltd.	253,095	2,048
[1]	Taekwang Industrial Co. Ltd.	4,459	2,022
	Caregen Co. Ltd.	128,048	2,022
	Han Kuk Carbon Co. Ltd.	260,169	2,021
*	Binex Co. Ltd.	188,103	2,020
*	CJ CGV Co. Ltd.	496,330	2,020
	Dong-A Socio Holdings Co. Ltd.	26,159	1,998
	SNT Motiv Co. Ltd.	55,100	1,991
	Lotte Rental Co. Ltd.	87,338	1,979
	Partron Co. Ltd.	349,986	1,966
	NHN Corp.	128,990	1,940
*,1	Nexon Games Co. Ltd.	174,329	1,937
	Seoul Semiconductor Co. Ltd.	291,480	1,927
*	Jeju Air Co. Ltd.	257,856	1,927
	i-SENS Inc.	139,123	1,908
	Hyundai Home Shopping Network Corp.	50,941	1,891
	Samwha Capacitor Co. Ltd.	63,215	1,886
	IS Dongseo Co. Ltd.	103,633	1,865
	Dongkuk Steel Mill Co. Ltd.	261,947	1,852
*	Shinsung E&G Co. Ltd.	1,285,227	1,843
	Hanjin Transportation Co. Ltd.	125,610	1,784
	Advanced Process Systems Corp.	95,643	1,780
	Orion Holdings Corp.	161,210	1,777
	LX Holdings Corp.	347,614	1,767
[1]	ENF Technology Co. Ltd.	82,991	1,719
*	Chunbo Co. Ltd.	32,978	1,711
	Daewoong Co. Ltd.	152,538	1,701
	L&C Bio Co. Ltd.	95,248	1,696
	Nexen Tire Corp.	297,132	1,676
*	Pharmicell Co. Ltd.	411,857	1,669
	Dong-A ST Co. Ltd.	36,449	1,660
	INTOPS Co. Ltd.	93,623	1,657
*	Sambu Engineering & Construction Co. Ltd.	1,481,516	1,638
	Mcnex Co. Ltd.	98,169	1,616
	Boryung	229,689	1,598
	HDC Holdings Co. Ltd.	269,923	1,582
	Webzen Inc.	128,051	1,551
	Namyang Dairy Products Co. Ltd.	3,679	1,548
*	BNC Korea Co. Ltd.	446,444	1,546
	Neowiz	103,875	1,537
	Harim Holdings Co. Ltd.	354,252	1,523
	LX Hausys Ltd.	46,419	1,516
	Hansae Co. Ltd.	103,851	1,513
*	NEPES Corp.	134,920	1,508
	Solid Inc.	380,681	1,502
	RFHIC Corp.	144,807	1,495
*	Studio Dragon Corp.	49,538	1,491
	InBody Co. Ltd.	79,017	1,489
*	Amicogen Inc.	405,229	1,469

Developed Markets Index Fund
		Shares	Market Value• ($000)
	KISWIRE Ltd.	90,540	1,464
	Ilyang Pharmaceutical Co. Ltd.	157,559	1,461
[1]	GC Cell Corp.	71,515	1,459
	Modetour Network Inc.	132,995	1,449
*,1	Ananti Inc.	356,731	1,441
	Handsome Co. Ltd.	110,768	1,420
	Tongyang Life Insurance Co. Ltd.	249,987	1,418
*,1	Insun ENT Co. Ltd.	254,463	1,410
	Dongwon F&B Co. Ltd.	43,782	1,396
	LF Corp.	139,267	1,388
	Grand Korea Leisure Co. Ltd.	148,062	1,365
	Seah Besteel Holdings Corp.	88,195	1,325
	Hyundai Green Food	147,261	1,319
*	Vaxcell-Bio Therapeutics Co. Ltd.	121,364	1,308
[1]	Seobu T&D	257,981	1,303
[1]	Yunsung F&C Co. Ltd.	25,961	1,300
	HL Holdings Corp.	52,319	1,291
	KH Vatec Co. Ltd.	127,475	1,273
	Yuanta Securities Korea Co. Ltd.	605,566	1,271
	UniTest Inc.	120,023	1,262
[1]	GOLFZON Co. Ltd.	22,441	1,255
	Hanil Cement Co. Ltd.	128,948	1,252
*	DIO Corp.	89,992	1,243
*	CMG Pharmaceutical Co. Ltd.	793,520	1,227
	Huons Co. Ltd.	53,584	1,227
	NHN KCP Corp.	181,462	1,221
*	Daea TI Co. Ltd.	552,193	1,200
*	AbClon Inc.	109,361	1,199
*	Il Dong Pharmaceutical Co. Ltd.	126,493	1,192
*	Genexine Inc.	264,221	1,187
*	ITM Semiconductor Co. Ltd.	69,103	1,166
	Hankook Shell Oil Co. Ltd.	5,336	1,164
	Korea United Pharm Inc.	68,666	1,164
*	Danal Co. Ltd.	417,314	1,161
*	Enplus Co. Ltd.	565,401	1,158
	E1 Corp.	20,673	1,155
*	CrystalGenomics Invites Co. Ltd.	584,877	1,141
	Samchully Co. Ltd.	16,920	1,118
	NICE Holdings Co. Ltd.	139,018	1,105
*,1	Humasis Co. Ltd.	945,724	1,102
	Huons Global Co. Ltd.	64,945	1,095
	Humedix Co. Ltd.	46,672	1,090
	SK Securities Co. Ltd.	2,674,850	1,089
	Daeduck Co. Ltd.	229,972	1,088
	Sung Kwang Bend Co. Ltd.	129,374	1,080
	Dongwon Industries Co. Ltd.	41,589	1,079
*	Interflex Co. Ltd.	94,228	1,077
*	Bukwang Pharmaceutical Co. Ltd.	278,657	1,076
	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,071
	Vieworks Co. Ltd.	52,535	1,067
	TK Corp.	113,213	1,063
	Songwon Industrial Co. Ltd.	120,402	1,061
	iMarketKorea Inc.	166,520	1,050
	Able C&C Co. Ltd.	150,097	1,039
	KISCO Corp.	148,646	1,019
*	Medipost Co. Ltd.	213,447	1,011
	Aekyung Industrial Co. Ltd.	66,636	1,004
	Young Poong Corp.	4,090	1,003
	Hansol Paper Co. Ltd.	122,002	995
*	Samsung Pharmaceutical Co. Ltd.	890,563	987
	Zinus Inc.	96,361	976
*	HLB Global Co. Ltd.	318,524	972
	Shinsegae International Inc.	83,670	965
	Hyundai GF Holdings	292,102	954
	Hyundai Corp.	58,136	952
*	Yungjin Pharmaceutical Co. Ltd.	628,483	952
	Korea Asset In Trust Co. Ltd.	429,889	939
	Samyang Corp.	24,474	933
	Tongyang Inc.	1,450,596	923
*,1,3	Cellivery Therapeutics Inc.	189,478	920

Developed Markets Index Fund
		Shares	Market Value• ($000)
	HS Industries Co. Ltd.	313,182	916
	iNtRON Biotechnology Inc.	201,678	911
*	MedPacto Inc.	176,623	907
	Daol Investment & Securities Co. Ltd.	384,150	903
*	GeneOne Life Science Inc.	604,205	895
*	Namsun Aluminum Co. Ltd.	723,447	894
*	Komipharm International Co. Ltd.	296,964	889
	Gradiant Corp.	84,141	882
	Chongkundang Holdings Corp.	22,451	878
*	STCUBE	215,533	873
*,1	Helixmith Co. Ltd.	331,746	873
	Namhae Chemical Corp.	164,723	845
*,1	Wysiwyg Studios Co. Ltd.	698,692	841
	Toptec Co. Ltd.	146,200	835
*	Hyosung Chemical Corp.	17,591	830
	KC Co. Ltd.	55,206	823
	Hansol Technics Co. Ltd.	205,189	816
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	784
*	Hanwha Galleria Corp.	880,756	782
*,1,3	NKMax Co. Ltd.	512,594	752
	Daehan Flour Mill Co. Ltd.	7,283	748
	SPC Samlip Co. Ltd.	18,028	747
*	Com2uS Holdings Corp.	41,091	742
*	Inscobee Inc.	999,483	720
[1]	Cuckoo Homesys Co. Ltd.	41,570	714
	Jeil Pharmaceutical Co. Ltd.	63,980	705
	Dongkuk CM Co. Ltd.	139,242	697
*	Wonik Holdings Co. Ltd.	282,074	695
	Maeil Dairies Co. Ltd.	21,677	675
*	Enzychem Lifesciences Corp.	466,542	665
*,1	Sangsangin Co. Ltd.	288,645	652
[1]	Nature Holdings Co. Ltd.	67,977	617
*	KUMHOE&C Co. Ltd.	211,991	585
	Kolon Corp.	50,498	584
*,1	OliX Pharmaceuticals Inc.	91,013	577
*	Woongjin Thinkbig Co. Ltd.	374,697	575
*	HJ Shipbuilding & Construction Co. Ltd.	211,327	550
	LOTTE Himart Co. Ltd.	82,729	545
	CJ Freshway Corp.	33,406	495
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	387
*	Ace Technologies Corp.	419,131	379
	Eusu Holdings Co. Ltd.	84,922	347
*	Dongsung Pharmaceutical Co. Ltd.	54,658	191
	Hansol Holdings Co. Ltd.	85,121	167
*	Homecast Co. Ltd.	78,469	149
	DB Financial Investment Co. Ltd.	29,348	93
	OptoElectronics Solutions Co. Ltd.	5,671	43
*	Giantstep Inc.	6,202	30
			8,537,833
Spain (2.2%)
	Iberdrola SA (XMAD)	49,189,642	638,232
	Banco Santander SA	130,701,008	608,122
	Banco Bilbao Vizcaya Argentaria SA	48,382,158	485,684
	Industria de Diseno Textil SA	8,830,365	438,193
	Amadeus IT Group SA	3,672,449	244,381
	Telefonica SA	43,247,571	183,207
	Ferrovial SE	4,403,773	171,077
	CaixaBank SA	31,193,657	165,655
	Repsol SA	10,212,786	161,961
[2]	Cellnex Telecom SA	4,711,575	153,242
[2]	Aena SME SA	590,946	119,665
	Banco de Sabadell SA	44,115,458	85,171
	ACS Actividades de Construccion y Servicios SA	1,889,197	81,598
	Redeia Corp. SA	3,621,083	63,320
	Endesa SA	2,659,732	49,974
	Bankinter SA	5,395,944	44,154
	Merlin Properties Socimi SA	2,803,092	31,244
	Enagas SA	2,079,878	30,928
[1]	Naturgy Energy Group SA	1,102,492	23,962

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Fluidra SA	1,146,404	23,901
	Acciona SA	191,346	22,645
	Viscofan SA	333,924	21,893
	Vidrala SA (XMAD)	190,665	21,509
[1]	Indra Sistemas SA	1,030,447	21,160
	Mapfre SA	8,341,943	19,238
*	Grifols SA	2,222,954	18,800
[2]	Unicaja Banco SA	13,016,530	17,896
	Acerinox SA	1,652,987	17,217
	Laboratorios Farmaceuticos Rovi SA	178,217	16,691
	Inmobiliaria Colonial Socimi SA	2,738,593	15,960
	Cia de Distribucion Integral Logista Holdings SA	524,333	14,858
	Faes Farma SA	2,662,609	10,276
	Corp. ACCIONA Energias Renovables SA	477,107	9,816
	CIE Automotive SA	354,001	9,804
	Sacyr SA	2,755,515	9,717
*,1	Solaria Energia y Medio Ambiente SA	685,339	8,485
	Construcciones y Auxiliar de Ferrocarriles SA	219,709	8,259
*	Melia Hotels International SA	892,578	7,329
	Almirall SA	727,349	7,302
*	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,660,076	7,013
	Fomento de Construcciones y Contratas SA	429,934	6,410
*	Tecnicas Reunidas SA	371,734	5,033
[2]	Gestamp Automocion SA	1,327,364	3,943
*	Ence Energia y Celulosa SA	1,057,130	3,873
	Pharma Mar SA	109,475	3,727
	Lar Espana Real Estate Socimi SA	483,241	3,518
	Atresmedia Corp. de Medios de Comunicacion SA	702,578	3,330
[2]	Global Dominion Access SA	825,572	2,848
[2]	Neinor Homes SA	207,400	2,774
	Prosegur Cia de Seguridad SA	1,145,205	2,103
[2]	Prosegur Cash SA	3,053,987	1,706
*	Distribuidora Internacional de Alimentacion SA	102,880,236	1,356
[1]	Applus Services SA	82,563	1,133
			4,131,293
Sweden (3.0%)
	Atlas Copco AB Class A	21,372,697	401,299
	Investor AB Class B	13,601,266	372,716
	Volvo AB Class B	12,779,670	328,366
	Assa Abloy AB Class B	8,152,974	230,897
	Atlas Copco AB Class B	12,583,223	203,185
	Hexagon AB Class B	17,716,885	200,754
	Skandinaviska Enskilda Banken AB Class A	12,819,359	189,530
	Sandvik AB	9,029,692	181,445
[2]	Evolution AB	1,530,200	159,277
	EQT AB	5,291,157	155,123
	Swedbank AB Class A	7,280,684	149,969
	Telefonaktiebolaget LM Ericsson Class B	23,407,500	145,295
	Essity AB Class B	5,113,398	130,723
	Investor AB Class A (XSTO)	4,583,270	124,358
	Alfa Laval AB	2,593,912	113,592
	Svenska Handelsbanken AB Class A	11,456,110	109,476
	Epiroc AB Class A	5,234,938	104,894
	H & M Hennes & Mauritz AB Class B	5,018,338	79,491
	Boliden AB	2,295,627	73,829
	Svenska Cellulosa AB SCA Class B	4,974,274	73,205
	Trelleborg AB Class B	1,793,246	69,786
	Saab AB Class B	2,717,117	65,278
	Epiroc AB Class B	3,163,177	58,063
	SKF AB Class B	2,881,355	57,907
	Indutrade AB	2,238,825	57,503
	Telia Co. AB	20,672,024	55,424
	Skanska AB Class B	3,043,582	54,907
	Volvo AB Class A	2,009,667	52,539
	Lifco AB Class B	1,904,825	52,282
	Nibe Industrier AB Class B	12,220,607	51,541
[1]	Beijer Ref AB	3,262,428	50,355
*	Swedish Orphan Biovitrum AB	1,823,217	48,769
	Tele2 AB Class B	4,648,101	46,920

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Industrivarden AB Class A	1,367,849	46,594
	AddTech AB Class B	1,866,081	46,536
	Sagax AB Class B	1,798,390	46,086
*	Castellum AB	3,577,620	43,661
	AAK AB	1,462,286	42,817
	Securitas AB Class B	4,072,718	40,370
*	Fastighets AB Balder Class B	5,304,654	36,415
	Industrivarden AB Class C	1,022,827	34,538
	Investment AB Latour Class B	1,201,474	32,454
	Getinge AB Class B	1,869,967	31,763
	L E Lundbergforetagen AB Class B	619,023	30,615
	Nordnet AB publ	1,441,830	30,219
*	Sectra AB Class B	1,264,648	28,978
	Holmen AB Class B	670,454	26,381
	Lagercrantz Group AB Class B	1,595,655	26,000
	SSAB AB Class B	4,697,186	25,469
	Avanza Bank Holding AB	1,049,070	25,417
	Fortnox AB	4,150,331	24,969
	Mycronic AB	626,301	24,268
	Axfood AB	902,502	23,657
	Sweco AB Class B	1,690,913	23,186
	Husqvarna AB Class B	2,877,429	23,010
	Hexpol AB	2,069,932	22,946
[2]	Thule Group AB	810,872	21,178
	Wihlborgs Fastigheter AB	2,241,507	20,753
[2]	Munters Group AB	1,093,116	20,587
	Hemnet Group AB	675,849	20,360
	Elekta AB Class B	2,872,963	17,913
[2]	Dometic Group AB	2,694,392	17,083
	Billerud Aktiebolag	1,822,159	16,876
	Fabege AB	2,108,978	16,836
	Kinnevik AB Class B	2,037,768	16,680
*	Volvo Car AB Class B	5,368,816	16,600
*,1	Embracer Group AB	7,534,175	16,476
	Bure Equity AB	458,276	15,417
	Catena AB	302,901	15,137
	Loomis AB	580,362	15,067
*	Electrolux AB Class B	1,818,185	15,018
*	Camurus AB	264,590	14,984
	Vitec Software Group AB Class B	285,708	14,803
	AFRY AB	817,569	14,669
	Nyfosa AB	1,512,921	14,664
	Wallenstam AB Class B	2,814,254	13,356
	Pandox AB	743,816	13,263
	SSAB AB Class A	2,324,169	12,800
[2]	Bravida Holding AB	1,710,963	12,682
	Electrolux Professional AB Class B	1,911,664	12,655
*,2	Sinch AB	5,157,026	12,490
	Lindab International AB	573,897	12,285
	AddNode Group AB	1,035,687	11,865
	NCAB Group AB	1,479,265	11,612
	Granges AB	899,036	11,534
	Betsson AB	974,735	11,395
	AddLife AB Class B	921,307	10,853
	Hufvudstaden AB Class A	896,630	10,616
	Alleima AB	1,568,139	10,175
	JM AB	545,309	10,166
	Peab AB Class B	1,610,196	10,099
	HMS Networks AB	251,966	9,940
	Vitrolife AB	558,338	9,152
*	Sdiptech AB Class B	298,380	9,118
	Bufab AB	247,839	9,111
	Storskogen Group AB Class B	11,660,381	8,981
	Mips AB	218,922	8,591
	NCC AB Class B	658,591	8,544
	Bilia AB Class A	602,303	7,996
	Nolato AB Class B	1,473,084	7,992
	Instalco AB	2,002,943	7,661
	Beijer Alma AB	373,104	7,302
	Arjo AB Class B	1,863,429	7,225

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Hexatronic Group AB	1,509,971	7,225
	Troax Group AB	323,779	7,221
	Biotage AB	464,100	7,127
	Atrium Ljungberg AB Class B	366,973	7,121
	Cibus Nordic Real Estate AB publ	471,252	7,008
	Medicover AB Class B	388,143	6,965
*	OX2 AB	1,222,887	6,855
*,1	Better Collective A/S	315,728	6,756
*,1,2	Scandic Hotels Group AB	1,112,798	6,739
	Dios Fastigheter AB	765,202	6,239
*	Modern Times Group MTG AB Class B	768,796	6,172
	NP3 Fastigheter AB	254,241	6,157
	INVISIO AB	273,890	6,056
[1]	Svenska Handelsbanken AB Class B	523,142	6,048
*,2	BioArctic AB	278,532	6,023
	Ratos AB Class B	1,654,791	5,620
*,2	Boozt AB	460,938	5,510
	Clas Ohlson AB Class B	297,106	4,958
[1]	Samhallsbyggnadsbolaget i Norden AB	9,327,754	4,757
	SkiStar AB	340,135	4,740
	Truecaller AB Class B	1,406,167	4,714
	Systemair AB	535,382	3,959
	Corem Property Group AB Class B	4,777,663	3,948
	MEKO AB	353,221	3,946
	Platzer Fastigheter Holding AB Class B	451,371	3,885
[2]	Attendo AB	888,004	3,668
	Fagerhult Group AB	557,981	3,610
*	Stillfront Group AB	3,745,275	3,506
	Cloetta AB Class B	1,628,089	3,161
	Investment AB Oresund	257,730	3,028
	Sagax AB Class D	998,132	2,909
*	Norion Bank AB	661,046	2,733
[2]	Resurs Holding AB	1,180,554	2,548
	Volati AB	212,783	2,020
[1]	Intrum AB	695,667	1,981
	Skandinaviska Enskilda Banken AB Class C	89,140	1,342
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	1,571,172	1,053
	Svenska Cellulosa AB SCA Class A	31,965	474
	NCC AB Class A	27,527	355
			5,773,744
Switzerland (7.5%)
	Nestle SA (Registered)	22,064,422	2,252,210
	Novartis AG (Registered)	17,176,869	1,828,849
	Roche Holding AG	5,819,470	1,612,335
	UBS Group AG (Registered)	27,006,411	793,182
	ABB Ltd. (Registered)	13,336,210	739,505
	Cie Financiere Richemont SA Class A (Registered)	4,468,455	698,343
	Zurich Insurance Group AG	1,211,353	645,282
	Holcim AG	4,719,303	417,149
	Alcon Inc.	4,151,307	369,017
	Sika AG (Registered)	1,276,191	364,301
	Lonza Group AG (Registered)	607,116	330,517
	Givaudan SA (Registered)	66,826	316,529
	Swiss Re AG	2,439,342	302,422
	Partners Group Holding AG	185,782	237,904
	Swiss Life Holding AG (Registered)	247,369	181,552
	Geberit AG (Registered)	278,878	164,274
	Sandoz Group AG	3,620,558	131,238
	Logitech International SA (Registered)	1,301,682	125,275
	Sonova Holding AG (Registered)	403,786	124,393
	Kuehne & Nagel International AG (Registered)	424,297	122,105
[2]	VAT Group AG	215,786	121,845
	Swisscom AG (Registered)	213,697	120,165
	SGS SA (Registered)	1,249,213	111,370
	Straumann Holding AG (Registered)	898,124	110,863
	Chocoladefabriken Lindt & Spruengli AG (Registered)	921	106,166
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,272	96,624
	Julius Baer Group Ltd.	1,716,763	96,022
	Roche Holding AG (Bearer)	312,658	95,324

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Schindler Holding AG (XSWX)	345,611	86,715
	Baloise Holding AG (Registered)	377,821	66,611
	Swiss Prime Site AG (Registered)	638,516	60,464
	SIG Group AG	2,765,481	50,818
	Swatch Group AG (Bearer)	243,110	49,808
	Barry Callebaut AG (Registered)	29,911	48,761
	PSP Swiss Property AG (Registered)	378,676	48,611
	EMS-Chemie Holding AG (Registered)	59,400	48,608
	Georg Fischer AG (Registered)	686,506	45,924
	Adecco Group AG (Registered)	1,337,021	44,355
	Schindler Holding AG (Registered)	169,909	42,356
	Helvetia Holding AG (Registered)	291,814	39,441
	Belimo Holding AG (Registered)	77,736	38,991
	Tecan Group AG (Registered)	107,059	35,845
	Siegfried Holding AG (Registered)	34,413	35,691
	Temenos AG (Registered)	513,293	35,372
	Flughafen Zurich AG (Registered)	158,838	35,160
	Avolta AG	895,204	34,803
[2]	Galenica AG	407,139	33,343
	Accelleron Industries AG	788,114	30,870
	Clariant AG (Registered)	1,885,125	29,697
	Banque Cantonale Vaudoise (Registered)	236,926	25,138
	Comet Holding AG (Registered)	61,988	24,850
	Inficon Holding AG (Registered)	16,196	24,504
	BKW AG	152,118	24,281
	Bachem Holding AG	262,807	24,015
	Swissquote Group Holding SA (Registered)	72,763	22,912
	Bucher Industries AG (Registered)	54,702	22,004
	Cembra Money Bank AG	245,611	20,954
	Allreal Holding AG (Registered)	122,241	20,953
	DKSH Holding AG	301,164	20,360
	Sulzer AG (Registered)	145,195	20,077
	SFS Group AG	146,323	19,421
	Softwareone Holding AG	1,013,603	18,990
	Swatch Group AG (Registered)	431,087	17,650
	Emmi AG (Registered)	17,759	17,565
	Burckhardt Compression Holding AG	26,299	17,275
	Mobimo Holding AG (Registered)	59,378	16,843
	Valiant Holding AG (Registered)	132,313	14,994
	Landis & Gyr Group AG	180,645	14,586
	VZ Holding AG	112,033	14,366
*	Aryzta AG	7,868,274	14,018
	Vontobel Holding AG (Registered)	232,041	13,900
	Interroll Holding AG (Registered)	4,561	13,445
	Ypsomed Holding AG (Registered)	29,909	13,360
	ALSO Holding AG (Registered)	43,057	13,250
	dormakaba Holding AG	25,426	13,043
[1]	Stadler Rail AG	442,112	12,600
	Kardex Holding AG (Registered)	48,875	12,429
	EFG International AG	834,013	12,342
	Huber and Suhner AG (Registered)	143,114	12,159
	Daetwyler Holding AG	61,495	11,520
	St. Galler Kantonalbank AG	23,730	11,427
*	ams-OSRAM AG	7,800,618	10,784
	Forbo Holding AG (Registered)	7,893	9,186
[1]	OC Oerlikon Corp. AG (Registered)	1,565,944	8,448
	SKAN Group AG	90,722	8,037
*,2	Sensirion Holding AG	86,192	7,454
[2]	Medacta Group SA	50,669	6,909
[1]	LEM Holding SA (Registered)	4,008	6,379
*	Arbonia AG	447,607	6,357
*	COSMO Pharmaceuticals NV	81,582	6,347
	u-blox Holding AG	58,141	6,094
	Intershop Holding AG	45,601	6,008
	Komax Holding AG (Registered)	40,452	5,857
	Bossard Holding AG (Registered) Class A	22,961	5,390
	Bell Food Group AG (Registered)	16,226	4,682
	Implenia AG (Registered)	128,852	4,604
	Bystronic AG	10,810	4,548
	Zehnder Group AG	76,425	4,507

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	DocMorris AG	75,998	4,495
*	Basilea Pharmaceutica AG (Registered)	101,425	4,404
[1]	Autoneum Holding AG	28,805	4,158
*,2	Montana Aerospace AG	186,102	3,879
*,2	PolyPeptide Group AG	121,196	3,857
	Vetropack Holding AG (Registered)	101,396	3,663
	Schweiter Technologies AG	7,559	3,356
	Rieter Holding AG (Registered)	24,898	3,178
[2]	Medmix AG	206,974	3,130
*,2	Medartis Holding AG	36,135	2,775
	Investis Holding SA	22,246	2,500
*,1	Meyer Burger Technology AG	197,783,447	2,431
[1]	PIERER Mobility AG	76,400	2,372
*,1	Idorsia Ltd.	997,479	2,273
	Leonteq AG	83,955	2,081
	APG SGA SA	8,401	1,836
	VP Bank AG Class A	18,976	1,588
			14,275,803
United Kingdom (12.9%)
	AstraZeneca plc	12,612,963	1,962,993
	Shell plc (XLON)	53,799,938	1,929,694
	HSBC Holdings plc	158,507,939	1,368,241
	Unilever plc (XLON)	20,742,252	1,138,487
	BP plc	142,131,193	855,739
	RELX plc	15,758,598	722,041
	GSK plc	33,677,084	647,752
	Rio Tinto plc	9,013,791	591,469
	Diageo plc	18,698,967	587,035
	Glencore plc	102,303,289	582,133
	British American Tobacco plc	16,844,060	517,444
	London Stock Exchange Group plc	4,178,916	495,529
	National Grid plc	40,437,970	451,536
	CRH plc (SGMX)	5,776,107	428,034
	BAE Systems plc	25,575,923	426,009
*	Rolls-Royce Holdings plc	70,840,132	406,852
	Compass Group plc	14,349,098	390,917
	Lloyds Banking Group plc	532,129,318	367,017
	Experian plc	7,712,785	358,311
	Barclays plc	126,138,102	333,309
	Anglo American plc	10,472,715	330,943
	Ferguson plc	1,703,285	326,667
	Reckitt Benckiser Group plc	5,951,574	321,975
	3i Group plc	7,831,402	301,829
*	Flutter Entertainment plc	1,490,100	271,046
	Ashtead Group plc	3,672,924	244,887
	Haleon plc	58,237,143	236,950
	Tesco plc	59,118,400	228,361
	Prudential plc (XLON)	23,145,828	209,864
	NatWest Group plc	52,834,324	207,855
	SSE plc	9,195,539	207,668
	Imperial Brands plc	7,301,386	186,834
	Vodafone Group plc	183,828,134	162,658
	Standard Chartered plc	17,954,381	162,118
	InterContinental Hotels Group plc	1,377,427	144,735
	Legal & General Group plc	50,156,881	143,628
	Aviva plc	22,904,095	137,958
	Segro plc	11,228,486	127,041
	Informa plc	11,455,187	123,624
	Rentokil Initial plc	21,214,218	123,204
	Sage Group plc	8,528,614	116,845
	Next plc	1,010,617	115,330
	Halma plc	3,182,954	108,493
	Bunzl plc	2,830,246	107,533
[1]	Smurfit Kappa Group plc	2,181,720	97,150
[1]	BT Group plc	53,114,266	94,164
	Smith & Nephew plc	7,322,692	90,745
	Associated British Foods plc	2,717,874	84,862
	WPP plc	9,007,206	82,476
	Intertek Group plc	1,352,937	81,785

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Admiral Group plc	2,470,425	81,635
	Antofagasta plc	2,908,882	77,307
	Centrica plc	45,133,845	76,930
	Melrose Industries plc (XLON)	11,042,925	76,908
[2]	Auto Trader Group plc	7,483,253	75,320
	Pearson plc	5,805,143	72,490
	United Utilities Group plc	5,720,256	71,061
	Mondi plc	3,690,578	70,737
	Severn Trent plc	2,214,812	66,664
	Spirax-Sarco Engineering plc	618,437	66,284
	Smiths Group plc	2,916,418	62,751
	Marks & Spencer Group plc	17,110,825	61,868
	Intermediate Capital Group plc	2,253,522	61,801
	DS Smith plc	11,527,547	61,096
	Whitbread plc	1,576,350	59,160
	Diploma plc	1,120,697	58,581
	Croda International plc	1,171,495	58,281
	Coca-Cola HBC AG	1,708,939	58,162
	DCC plc	827,275	57,737
	Weir Group plc	2,174,882	54,393
*	Wise plc Class A	6,295,970	53,998
	Taylor Wimpey plc	29,543,257	52,904
	Howden Joinery Group plc	4,583,785	50,696
	Berkeley Group Holdings plc	873,150	50,450
	Beazley plc	5,585,103	49,884
	Kingfisher plc	15,713,009	49,271
	Barratt Developments plc	8,198,459	48,692
	J Sainsbury plc	15,070,194	48,554
	IMI plc	2,167,525	48,165
	Land Securities Group plc	6,024,877	47,076
	M&G plc	18,234,259	46,877
	Hargreaves Lansdown plc	3,190,057	45,472
	Persimmon plc	2,678,610	45,454
	Rightmove plc	6,686,083	45,131
[1]	B&M European Value Retail SA	7,935,577	43,717
	Phoenix Group Holdings plc	6,255,033	41,176
[2]	ConvaTec Group plc	13,848,316	41,029
	Hiscox Ltd.	2,818,238	40,907
	Entain plc	5,157,815	40,900
	Tritax Big Box REIT plc	20,668,552	40,411
	British Land Co. plc	7,758,626	40,328
	LondonMetric Property plc	16,523,604	40,239
*	Vistry Group plc	2,649,530	39,508
	Investec plc	5,161,031	37,308
	Games Workshop Group plc	275,362	37,088
	Endeavour Mining plc	1,682,882	35,813
*	International Consolidated Airlines Group SA	17,488,402	35,763
	RS Group plc	3,981,631	35,187
	ITV plc	33,636,528	34,204
	UNITE Group plc	3,025,966	34,137
	Burberry Group plc	2,995,001	33,260
	Schroders plc	7,077,031	32,388
	Hikma Pharmaceuticals plc	1,355,285	32,291
	Bellway plc	1,011,438	32,205
	IG Group Holdings plc	3,099,883	32,109
	St. James's Place plc	4,610,150	31,680
	JD Sports Fashion plc	21,012,009	31,552
	Britvic plc	2,088,947	31,205
	Rotork plc	7,208,214	30,654
	Johnson Matthey plc	1,529,226	30,323
	Man Group plc	9,861,130	30,130
	Spectris plc	856,027	30,034
	Greggs plc	846,764	29,591
	Inchcape plc	3,133,454	29,445
[1]	Abrdn plc	15,230,104	28,444
	Direct Line Insurance Group plc	10,995,464	27,880
	Derwent London plc	933,308	26,667
*	Darktrace plc	3,566,492	25,931
	Virgin Money UK plc	9,404,586	25,384
	Tate & Lyle plc	3,354,741	25,281

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Cranswick plc	445,728	25,095
	Softcat plc	1,082,666	24,868
	QinetiQ Group plc	4,344,626	24,260
	Big Yellow Group plc	1,562,448	23,107
*	International Distribution Services plc	5,644,399	22,787
	Shaftesbury Capital plc	12,429,488	21,738
*	Carnival plc	1,229,946	21,133
	Computacenter plc	583,028	21,067
	Harbour Energy plc	5,344,166	20,983
	Balfour Beatty plc	4,523,571	20,834
	Serco Group plc	9,140,672	20,704
	Drax Group plc	3,234,110	20,142
*,2	Network International Holdings plc	4,064,521	20,111
	Redrow plc	2,255,936	19,016
	Grainger plc	6,111,196	18,752
	Plus500 Ltd.	649,017	18,659
*	Ocado Group plc	5,093,137	18,499
	Grafton Group plc GDR	1,579,377	18,456
	easyJet plc	3,127,767	18,042
*,2	Deliveroo plc	10,718,601	17,726
	OSB Group plc	3,273,045	17,679
	Travis Perkins plc	1,803,184	17,526
[2]	Quilter plc	11,473,039	17,362
	Pennon Group plc	2,389,439	17,349
	Safestore Holdings plc	1,779,531	17,260
	4imprint Group plc	233,201	17,113
	Hill & Smith plc	674,100	16,718
	Paragon Banking Group plc	1,787,214	16,585
*	Indivior plc	1,053,091	16,456
	TP ICAP Group plc	6,492,730	16,418
	Mitie Group plc	11,207,370	16,335
	Hays plc	13,405,379	15,970
	Lancashire Holdings Ltd.	2,039,305	15,821
	Savills plc	1,121,164	15,793
	WH Smith plc	1,089,756	15,592
[2]	JTC plc	1,275,393	15,448
[2]	Airtel Africa plc	10,077,527	15,246
*	Playtech plc	2,585,390	15,194
	Bank of Georgia Group plc	296,821	15,101
*,2	Trainline plc	3,811,280	15,026
	Oxford Instruments plc	481,707	14,988
*	John Wood Group plc	5,770,508	14,984
	Pets at Home Group plc	4,002,809	14,920
	Centamin plc	9,662,473	14,766
	Energean plc	1,171,533	14,571
	Babcock International Group plc	2,133,615	14,096
	Pagegroup plc	2,598,744	14,004
	Dunelm Group plc	1,040,414	13,966
	Bodycote plc	1,591,397	13,669
	Bytes Technology Group plc (XLON)	1,953,637	13,654
	Telecom Plus plc	605,680	13,500
	Coats Group plc	13,370,123	13,346
	International Workplace Group plc	6,118,589	13,339
	Renishaw plc	285,451	13,279
	Sirius Real Estate Ltd.	11,121,250	13,150
	Hammerson plc	36,764,914	12,893
	Primary Health Properties plc	11,116,456	12,865
	AJ Bell plc	2,659,718	12,807
	Domino's Pizza Group plc	3,304,333	12,801
*	Helios Towers plc	8,795,435	12,798
	Future plc	966,245	12,790
	MONY Group plc	4,467,041	12,500
	Assura plc	24,474,243	12,406
	Great Portland Estates plc	2,928,285	12,403
	Clarkson plc	236,492	12,368
	SSP Group plc	6,600,752	12,298
	TBC Bank Group plc	376,466	12,207
	Breedon Group plc	2,475,828	12,044
	Morgan Sindall Group plc	359,357	11,519
	Just Group plc	8,676,435	11,517

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Genus plc	547,841	11,372
	Genuit Group plc	2,066,733	11,198
	Spirent Communications plc	4,806,764	11,100
	Kainos Group plc	827,685	11,092
	Firstgroup plc	5,477,583	11,031
	Rathbones Group plc	519,850	11,029
	Premier Foods plc	5,494,735	11,007
	Chemring Group plc	2,318,714	10,945
	Fresnillo plc	1,542,775	10,922
	IntegraFin Holdings plc	2,468,593	10,807
*	Frasers Group plc	958,861	10,695
	Dowlais Group plc	11,533,885	10,653
	Victrex plc	724,662	10,488
	Vesuvius plc	1,790,668	10,444
	Zigup plc	1,910,754	10,166
*,2	Watches of Switzerland Group plc	1,946,501	10,155
	Supermarket Income REIT plc	10,311,340	9,487
	Keller Group plc	599,098	9,252
	Morgan Advanced Materials plc	2,359,028	9,175
	Volution Group plc	1,581,282	8,996
	Elementis plc	4,825,971	8,919
	Workspace Group plc	1,177,491	8,823
*	Greencore Group plc	4,074,531	8,568
	Ashmore Group plc	3,811,525	8,171
*,2	Trustpilot Group plc	3,004,341	8,123
*	Mitchells & Butlers plc	2,135,950	7,715
	Hilton Food Group plc	678,405	7,680
	Marshalls plc	2,082,162	7,663
*	Currys plc	8,286,009	7,552
	Ascential plc	1,699,364	7,346
[2]	Spire Healthcare Group plc	2,399,623	7,118
	Senior plc	3,524,661	7,059
*	Molten Ventures plc	1,481,548	6,834
	Close Brothers Group plc	1,268,220	6,781
	Rhi Magnesita NV	153,577	6,685
*	Moonpig Group plc	2,766,620	6,648
	AG Barr plc	875,711	6,640
*	J D Wetherspoon plc	720,366	6,638
[1]	C&C Group plc	3,268,512	6,547
*	THG plc	8,133,641	6,389
	Crest Nicholson Holdings plc	2,094,000	6,313
[2]	Ibstock plc	3,217,312	6,298
*	Oxford Nanopore Technologies plc	5,050,550	6,024
*	Hochschild Mining plc	2,624,204	5,912
	Ninety One plc	2,786,001	5,892
[2]	Bridgepoint Group plc	2,042,066	5,640
[1,2]	Petershill Partners plc	1,966,973	5,129
	Diversified Energy Co. plc	382,666	5,075
*	Auction Technology Group plc	791,965	5,004
[2]	TI Fluid Systems plc	3,014,379	4,961
	Essentra plc	2,428,374	4,874
*,1	Alphawave IP Group plc	2,641,339	4,796
	NCC Group plc	2,477,579	4,750
*	PureTech Health plc	1,999,374	4,594
	Dr. Martens plc	4,784,416	4,529
	Balanced Commercial Property Trust Ltd.	4,503,448	4,521
	Liontrust Asset Management plc	519,775	4,502
	IP Group plc	8,371,108	4,409
*	Tullow Oil plc	9,850,268	3,961
*	AO World plc	2,788,118	3,877
	FDM Group Holdings plc	739,173	3,842
	Picton Property Income Ltd.	4,478,042	3,821
*,2	Aston Martin Lagonda Global Holdings plc	2,041,514	3,693
[2]	CMC Markets plc	889,981	3,666
	Wickes Group plc	2,126,273	3,576
	Jupiter Fund Management plc	3,521,173	3,414
	Halfords Group plc	1,865,091	3,298
*	Evoke plc	3,066,359	3,242
*	Synthomer plc	979,761	3,176
	Helical plc	994,578	3,114

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Mobico Group plc	4,430,613	2,851
[2]	Bakkavor Group plc	1,398,058	2,526
*,1	ASOS plc	556,588	2,502
*	Capita plc	13,764,198	2,347
	PZ Cussons plc	1,877,937	2,338
*,3	Home REIT plc	5,987,549	2,160
*	S4 Capital plc	4,032,755	2,145
*	SIG plc	5,533,944	1,740
	CLS Holdings plc	1,330,540	1,515
	Ithaca Energy plc	923,917	1,454
*	Rank Group plc	1,692,306	1,439
	Vanquis Banking Group plc	2,184,118	1,385
*	Ferrexpo plc	2,336,242	1,325
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			24,623,691
United States (0.0%)
*	Seadrill Ltd.	388,277	19,756
	Gen Digital Inc.	91	2
			19,758
Total Common Stocks (Cost $151,460,653)			188,110,291
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	6,925,079	317,977
	Volkswagen AG Preference Shares	1,543,866	174,324
	Henkel AG & Co. KGaA Preference Shares	1,364,624	121,502
	Sartorius AG Preference Shares	210,700	49,322
	Bayerische Motoren Werke AG Preference Shares	477,682	42,179
	Hyundai Motor Co. Preference Shares (XKRX)	293,188	38,879
	FUCHS SE Preference Shares	560,871	25,640
	Hyundai Motor Co. Preference Shares	182,503	24,013
*	Grifols SA Preference Shares (XMAD)	2,156,520	13,242
	LG Chem Ltd. Preference Shares	65,464	11,405
*	Telecom Italia SpA Preference Shares	38,852,948	10,110
	Danieli & C Officine Meccaniche SpA Preference Shares	306,050	8,706
	Sixt SE Preference Shares	138,267	7,606
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	31,697	6,405
	LG Electronics Inc. Preference Shares	153,165	5,401
	Draegerwerk AG & Co. KGaA Preference Shares	70,858	3,783
	Amorepacific Corp. (XKRX) Preference Shares	90,788	3,091
	Samsung SDI Co. Ltd. Preference Shares	15,739	2,497
	LG H&H Co. Ltd. Preference Shares	21,708	2,402
	CJ CheilJedang Corp. Preference Shares	18,855	2,110
	Daishin Securities Co. Ltd. Preference Shares	188,928	2,031
	Corem Property Group AB Preference Shares	84,944	1,891
	Hanwha Corp. Preference Shares	140,238	1,535
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	229,377	595
Total Preferred Stocks (Cost $819,884)			876,646
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	70,191	1,341
*,1	Fincantieri SpA Exp. 7/11/24	377,254	677
*	MMG Ltd. Exp. 7/5/24	8,278,061	366
*	Hana Micron Inc. Exp. 7/30/24	28,164	40
*	Amplifon SpA Exp. 7/9/24	1,078,685	—
Total Rights (Cost $1,651)			2,424
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/30	196,679	182
*,1	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	127,344	1
*	PointsBet Holdings Ltd. Exp. 7/8/24	79,796	—
*	Opthea Ltd. Exp. 6/30/26	1,499,056	—
*,3	Constellation Software Inc. Exp. 3/31/40	152,472	—
Total Warrants (Cost $—)			183
Temporary Cash Investments (2.0%)

Developed Markets Index Fund
		Shares	Market Value• ($000)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 5.380% (Cost $3,771,316)	37,723,126	3,771,935
Total Investments (100.8%) (Cost $156,053,504)			192,761,479
Other Assets and Liabilities—Net (-0.8%)			(1,554,119)
Net Assets (100%)			191,207,360
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,580,954,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $2,946,593,000, representing 1.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,822,516,000 was received for securities on loan, of which $2,820,195,000 is held in Vanguard Market Liquidity Fund and $2,321,000 is held in cash.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	263	72,608	(98)
Euro Stoxx 50 Index	September 2024	12,624	665,979	(2,452)
FTSE 100 Index	September 2024	3,694	383,466	1,067
S&P ASX 200 Index	September 2024	2,058	266,753	1,091
S&P TSX 60 Index	September 2024	1,333	255,385	2,497
Topix Index	September 2024	2,835	495,231	3,023
				5,128

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/18/24	AUD	301,494	USD	199,950	1,591	—
BNP Paribas	9/18/24	CAD	278,041	USD	202,508	1,116	—
BNP Paribas	9/18/24	EUR	235,087	USD	254,850	—	(2,114)
Standard Chartered Bank	9/18/24	EUR	235,087	USD	254,651	—	(1,916)
State Street Bank & Trust Co.	9/18/24	GBP	205,233	USD	261,616	—	(2,028)
State Street Bank & Trust Co.	9/18/24	JPY	29,809,570	USD	192,703	—	(5,160)
Toronto-Dominion Bank	9/18/24	JPY	20,000,000	USD	126,071	—	(244)
JPMorgan Chase Bank, N.A.	9/18/24	JPY	15,800,130	USD	100,288	—	(884)
Toronto-Dominion Bank	7/2/24	JPY	1,460,250	USD	9,906	—	(827)
State Street Bank & Trust Co.	9/18/24	USD	280,523	CHF	248,768	966	—
UBS AG	9/18/24	USD	27,576	DKK	190,400	108	—
Barclays Bank plc	9/19/24	USD	13,802	HKD	107,513	3	—
State Street Bank & Trust Co.	9/19/24	USD	46,890	KRW	64,286,126	104	—
Toronto-Dominion Bank	9/18/24	USD	14,690	NOK	157,024	—	(46)

Developed Markets Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/18/24	USD	39,774	SEK	414,519	505	—
State Street Bank & Trust Co.	9/18/24	USD	6,123	SGD	8,251	16	—
						4,409	(13,219)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Hanwha Ocean Co.	7/31/24	GSI	5,883	(3.824)	—	(341)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $152,282,188)	188,989,544
Affiliated Issuers (Cost $3,771,316)	3,771,935
Total Investments in Securities	192,761,479
Investment in Vanguard	5,725
Cash	2,321
Cash Collateral Pledged—Futures Contracts	125,212
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	10,160
Foreign Currency, at Value (Cost $214,987)	214,673
Receivables for Investment Securities Sold	150,363
Receivables for Accrued Income	800,633
Receivables for Capital Shares Issued	162,702
Variation Margin Receivable—Futures Contracts	844
Unrealized Appreciation—Forward Currency Contracts	4,409
Total Assets	194,238,521
Liabilities
Due to Custodian	111,580
Payables for Investment Securities Purchased	28,091
Collateral for Securities on Loan	2,822,516
Payables for Capital Shares Redeemed	47,618
Payables to Vanguard	7,796
Unrealized Depreciation—Forward Currency Contracts	13,219
Unrealized Depreciation—Over-the-Counter Swap Contracts	341
Total Liabilities	3,031,161
Net Assets	191,207,360
1 Includes $2,580,954,000 of securities on loan.

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	162,992,159
Total Distributable Earnings (Loss)	28,215,201
Net Assets	191,207,360

Investor Shares—Net Assets
Applicable to 1,791,007 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,969
Net Asset Value Per Share—Investor Shares	$12.27

ETF Shares—Net Assets
Applicable to 2,682,609,281 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	132,161,043
Net Asset Value Per Share—ETF Shares	$49.27

Admiral Shares—Net Assets
Applicable to 1,745,179,281 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,641,283
Net Asset Value Per Share—Admiral Shares	$15.84

Institutional Shares—Net Assets
Applicable to 937,587,457 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,870,813
Net Asset Value Per Share—Institutional Shares	$15.86

Institutional Plus Shares—Net Assets
Applicable to 666,079,270 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,512,252
Net Asset Value Per Share—Institutional Plus Shares	$24.79

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	3,494,047
Interest[2]	21,629
Securities Lending—Net	23,548
Total Income	3,539,224
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,625
Management and Administrative—Investor Shares	15
Management and Administrative—ETF Shares	22,543
Management and Administrative—Admiral Shares	7,442
Management and Administrative—Institutional Shares	2,676
Management and Administrative—Institutional Plus Shares	2,300
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	1,933
Marketing and Distribution—Admiral Shares	724
Marketing and Distribution—Institutional Shares	251
Marketing and Distribution—Institutional Plus Shares	264
Custodian Fees	2,685
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,434
Shareholders’ Reports—Admiral Shares	181
Shareholders’ Reports—Institutional Shares	62
Shareholders’ Reports—Institutional Plus Shares	93
Trustees’ Fees and Expenses	54
Other Expenses	490
Total Expenses	48,773
Expenses Paid Indirectly	(38)
Net Expenses	48,735
Net Investment Income	3,490,489
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(310,085)
Futures Contracts	139,703
Swap Contracts	601
Forward Currency Contracts	(3,471)
Foreign Currencies	(36,622)
Realized Net Gain (Loss)	(209,874)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,771,890
Futures Contracts	(7,793)
Swap Contracts	15
Forward Currency Contracts	(27,255)
Foreign Currencies	(22,405)
Change in Unrealized Appreciation (Depreciation)	4,714,452
Net Increase (Decrease) in Net Assets Resulting from Operations	7,995,067
1	Dividends are net of foreign withholding taxes of $333,353,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,838,000, ($140,000), and $209,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $353,771,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,490,489	4,941,638
Realized Net Gain (Loss)	(209,874)	(878,746)
Change in Unrealized Appreciation (Depreciation)	4,714,452	22,767,434
Net Increase (Decrease) in Net Assets Resulting from Operations	7,995,067	26,830,326
Distributions
Investor Shares	(315)	(742)
ETF Shares	(1,968,327)	(3,785,156)
Admiral Shares	(412,950)	(812,549)
Institutional Shares	(219,803)	(455,255)
Institutional Plus Shares	(253,079)	(504,249)
Total Distributions	(2,854,474)	(5,557,951)
Capital Share Transactions
Investor Shares	(813)	(2,896)
ETF Shares	5,942,113	7,850,186
Admiral Shares	445,464	1,074,990
Institutional Shares	292,213	(595,082)
Institutional Plus Shares	(657,371)	1,416,031
Net Increase (Decrease) from Capital Share Transactions	6,021,606	9,743,229
Total Increase (Decrease)	11,162,199	31,015,604
Net Assets
Beginning of Period	180,045,161	149,029,557
End of Period	191,207,360	180,045,161

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.93	$10.47	$12.73	$11.79	$10.95	$9.26
Investment Operations
Net Investment Income[1]	.221	.328	.333	.331	.235	.361
Net Realized and Unrealized Gain (Loss) on Investments	.298	1.496	(2.302)	.996	.834	1.651
Total from Investment Operations	.519	1.824	(1.969)	1.327	1.069	2.012
Distributions
Dividends from Net Investment Income	(.179)	(.364)	(.291)	(.387)	(.229)	(.322)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.179)	(.364)	(.291)	(.387)	(.229)	(.322)
Net Asset Value, End of Period	$12.27	$11.93	$10.47	$12.73	$11.79	$10.95
Total Return[2]	4.36%	17.61%	-15.39%	11.35%	10.11%	21.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22	$22	$22	$37	$49	$59
Ratio of Total Expenses to Average Net Assets	0.16%[3]	0.17%[3]	0.16%[3]	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.61%	2.92%	3.06%	2.61%	2.34%	3.56%
Portfolio Turnover Rate[4]	1%	3%	4%	3%	3%	2%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$47.91	$42.04	$51.14	$47.36	$43.98	$37.20
Investment Operations
Net Investment Income[1]	.918	1.361	1.403	1.370	.982	1.289
Net Realized and Unrealized Gain (Loss) on Investments	1.189	6.020	(9.281)	4.024	3.363	6.831
Total from Investment Operations	2.107	7.381	(7.878)	5.394	4.345	8.120
Distributions
Dividends from Net Investment Income	(.747)	(1.511)	(1.222)	(1.614)	(.965)	(1.340)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.747)	(1.511)	(1.222)	(1.614)	(.965)	(1.340)
Net Asset Value, End of Period	$49.27	$47.91	$42.04	$51.14	$47.36	$43.98
Total Return	4.41%	17.77%	-15.35%	11.49%	10.29%	22.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$132,161	$122,714	$100,471	$110,103	$87,578	$78,752
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.06%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.74%	3.01%	3.22%	2.69%	2.43%	3.13%
Portfolio Turnover Rate[3]	1%	3%	4%	3%	3%	2%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.40	$13.52	$16.44	$15.23	$14.14	$11.96
Investment Operations
Net Investment Income[1]	.293	.435	.448	.438	.313	.410
Net Realized and Unrealized Gain (Loss) on Investments	.386	1.928	(2.978)	1.287	1.085	2.198
Total from Investment Operations	.679	2.363	(2.530)	1.725	1.398	2.608
Distributions
Dividends from Net Investment Income	(.239)	(.483)	(.390)	(.515)	(.308)	(.428)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.239)	(.483)	(.390)	(.515)	(.308)	(.428)
Net Asset Value, End of Period	$15.84	$15.40	$13.52	$16.44	$15.23	$14.14
Total Return[2]	4.42%	17.67%	-15.32%	11.43%	10.26%	22.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,641	$26,441	$22,214	$24,782	$21,207	$20,143
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.08%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.71%	2.99%	3.21%	2.68%	2.41%	3.10%
Portfolio Turnover Rate[4]	1%	3%	4%	3%	3%	2%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.43	$13.53	$16.46	$15.25	$14.16	$11.97
Investment Operations
Net Investment Income[1]	.294	.442	.452	.442	.315	.417
Net Realized and Unrealized Gain (Loss) on Investments	.377	1.944	(2.989)	1.287	1.086	2.205
Total from Investment Operations	.671	2.386	(2.537)	1.729	1.401	2.622
Distributions
Dividends from Net Investment Income	(.241)	(.486)	(.393)	(.519)	(.311)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.241)	(.486)	(.393)	(.519)	(.311)	(.432)
Net Asset Value, End of Period	$15.86	$15.43	$13.53	$16.46	$15.25	$14.16
Total Return	4.35%	17.84%	-15.34%	11.44%	10.27%	22.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,871	$14,194	$12,983	$15,219	$14,020	$12,449
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.06%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.04%	3.23%	2.70%	2.42%	3.15%
Portfolio Turnover Rate[3]	1%	3%	4%	3%	3%	2%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%, 0.06%, and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.11	$21.15	$25.73	$23.83	$22.13	$18.72
Investment Operations
Net Investment Income[1]	.461	.687	.717	.693	.495	.647
Net Realized and Unrealized Gain (Loss) on Investments	.596	3.036	(4.680)	2.022	1.693	3.439
Total from Investment Operations	1.057	3.723	(3.963)	2.715	2.188	4.086
Distributions
Dividends from Net Investment Income	(.377)	(.763)	(.617)	(.815)	(.488)	(.676)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.377)	(.763)	(.617)	(.815)	(.488)	(.676)
Net Asset Value, End of Period	$24.79	$24.11	$21.15	$25.73	$23.83	$22.13
Total Return	4.39%	17.80%	-15.33%	11.49%	10.27%	22.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,512	$16,674	$13,339	$16,866	$15,531	$13,790
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.05%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.74%	3.02%	3.26%	2.71%	2.43%	3.12%
Portfolio Turnover Rate[3]	1%	3%	4%	3%	3%	2%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%, 0.05%, and 0.04%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Developed Markets Index Fund
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.

Developed Markets Index Fund
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $5,725,000, representing less than 0.01% of the fund’s net assets and 2.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2024, custodian fee offset arrangements reduced the fund’s expenses by $38,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,114,488	169,983,706	12,097	188,110,291
Preferred Stocks	—	876,646	—	876,646
Rights	1,043	40	1,341	2,424
Warrants	1	—	182	183
Temporary Cash Investments	3,771,935	—	—	3,771,935
Total	21,887,467	170,860,392	13,620	192,761,479
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,678	—	—	7,678
Forward Currency Contracts	—	4,409	—	4,409
Total	7,678	4,409	—	12,087
Liabilities
Futures Contracts[1]	2,550	—	—	2,550
Forward Currency Contracts	—	13,219	—	13,219
Swap Contracts	—	341	—	341
Total	2,550	13,560	—	16,110
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Developed Markets Index Fund
E.	At June 30, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	7,678	—	7,678
Unrealized Appreciation—Forward Currency Contracts	—	4,409	4,409
Total Assets	7,678	4,409	12,087

Unrealized Depreciation—Futures Contracts[1]	2,550	—	2,550
Unrealized Depreciation—Forward Currency Contracts	—	13,219	13,219
Unrealized Depreciation— Over-the-Counter Swap Contracts	341	—	341
Total Liabilities	2,891	13,219	16,110
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	139,703	—	139,703
Swap Contracts	601	—	601
Forward Currency Contracts	—	(3,471)	(3,471)
Realized Net Gain (Loss) on Derivatives	140,304	(3,471)	136,833
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(7,793)	—	(7,793)
Swap Contracts	15	—	15
Forward Currency Contracts	—	(27,255)	(27,255)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(7,778)	(27,255)	(35,033)
F.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	158,135,486
Gross Unrealized Appreciation	51,160,987
Gross Unrealized Depreciation	(16,538,676)
Net Unrealized Appreciation (Depreciation)	34,622,311
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $7,281,438,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended June 30, 2024, the fund purchased $5,918,695,000 of investment securities and sold $2,700,714,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,258,928,000 and $624,080,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	2,375	194	2,817	248
Issued in Lieu of Cash Distributions	315	26	742	65
Redeemed	(3,503)	(293)	(6,455)	(560)
Net Increase (Decrease)—Investor Shares	(813)	(73)	(2,896)	(247)

Developed Markets Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	5,942,113	121,392	7,965,686	173,908
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(115,500)	(2,500)
Net Increase (Decrease)—ETF Shares	5,942,113	121,392	7,850,186	171,408
Admiral Shares
Issued	2,664,836	169,579	4,661,375	320,781
Issued in Lieu of Cash Distributions	330,964	20,936	648,170	43,896
Redeemed	(2,550,336)	(161,925)	(4,234,555)	(291,593)
Net Increase (Decrease)—Admiral Shares	445,464	28,590	1,074,990	73,084
Institutional Shares
Issued	1,493,160	94,379	2,954,089	204,004
Issued in Lieu of Cash Distributions	200,480	12,667	413,669	27,991
Redeemed	(1,401,427)	(89,625)	(3,962,840)	(271,040)
Net Increase (Decrease)—Institutional Shares	292,213	17,421	(595,082)	(39,045)
Institutional Plus Shares
Issued	1,243,867	50,242	4,467,377	195,295
Issued in Lieu of Cash Distributions	229,990	9,295	465,138	20,110
Redeemed	(2,131,228)	(85,049)	(3,516,484)	(154,375)
Net Increase (Decrease)—Institutional Plus Shares	(657,371)	(25,512)	1,416,031	61,030
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q1272 082024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Developed Markets Index Fund

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.